Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company and the
Board of Directors of Talcott Resolution Life and Annuity Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Separate Account VL I of Talcott Resolution Life & Annuity Insurance Company (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes.

AB VPS International Growth Portfolio (Class B)	Hartford MidCap HLS Fund (Class IA)
AB VPS International Value Portfolio (Class B)	Hartford Small Company HLS Fund (Class IA)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Hartford International Opportunities HLS Fund (Class IA)
American Funds IS Asset Allocation Fund (Class 2)	Hartford Stock HLS Fund (Class IA)
American Funds IS Blue Chip Income and Growth Fund	Hartford Total Return Bond HLS Fund (Class IA)
(Class 2)	Hartford Ultrashort Bond HLS Fund (Class IA)
American Funds IS Bond Fund (Class 2)	Invesco V.I. American Franchise Fund (Series I)
American Funds IS Global Growth Fund (Class 2)	Invesco V.I. American Value Fund (Series II)
American Funds IS Global Small Capitalization Fund	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
(Class 2)	Invesco V.I. Comstock Fund (Series II)
American Funds IS Growth Fund (Class 2)	Invesco V.I. Core Equity Fund (Series I)
American Funds IS Growth-Income Fund (Class 2)	Invesco V.I. International Growth Fund (Series I)
American Funds IS International Fund (Class 2)	Invesco V.I. Mid Cap Core Equity Fund (Series I)
American Funds IS New World Fund (Class 2)	Invesco V.I. Small Cap Equity Fund (Series I)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Lord Abbett Bond Debenture Portfolio (Class VC)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Lord Abbett Dividend Growth Portfolio (Class VC)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	(formerly Lord Abbett Calibrated Dividend Growth
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Portfolio (Class VC))
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Lord Abbett Growth and Income Portfolio (Class VC)
Fidelity® VIP Government Money Market Portfolio	MFS® Investors Trust Series (Initial Class)
(Service Class)	MFS® New Discovery Series (Initial Class)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	MFS® Total Return Bond Series (Initial Class)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	MFS® Total Return Series (Initial Class)
Fidelity® VIP Overseas Portfolio (Initial Class)	MFS® Value Series (Initial Class)
Franklin Income VIP Fund (Class 2)	Invesco Oppenheimer V.I. Capital Appreciation Fund
Franklin Mutual Global Discovery VIP Fund (Class 2)	(Series II)
Franklin Mutual Shares VIP Fund (Class 2)	Invesco Oppenheimer V.I. Global Fund (Series II)
Franklin Small Cap Value VIP Fund (Class 2)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)
Franklin Strategic Income VIP Fund (Class 1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Putnam VT George Putnam Balanced Fund (Class IA)	(Series II)
Hartford Balanced HLS Fund (Class IA)	Putnam VT Small Cap Growth Fund (Class IB)
Hartford Capital Appreciation HLS Fund (Class IA)	Putnam VT Diversified Income Fund (Class IA)
Hartford Disciplined Equity HLS Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)
Hartford Dividend and Growth HLS Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)

SA-1

Report of Independent Registered Public Accounting Firm

Putnam VT High Yield Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)
Putnam VT Income Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
Putnam VT International Equity Fund (Class IA)	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT Diversified Income Fund (Class IB)
(formerly Putnam VT International Growth Fund	Putnam VT Equity Income Fund (Class IB)
(Class IA))	Putnam VT Global Equity Fund (Class IB)
Putnam VT International Value Fund (Class IA)	Putnam VT Income Fund (Class IB)
Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT International Equity Fund (Class IB)
Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT High Yield Fund (Class IB)
Putnam VT Small Cap Value Fund (Class IB)	Templeton Growth VIP Fund (Class 2)
Templeton Foreign VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)
Templeton Global Bond VIP Fund (Class 2)

We have also audited the accompanying statements of assets and liabilities of Putnam VT Growth Opportunities Fund (Class IB), Putnam VT Growth Opportunities Fund (Class IA), BlackRock S&P 500 Index V.I. Fund (Class I) and Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I), the related statements of operations, statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund (Class IA), Hartford Growth Opportunities HLS Fund (Class IA), Hartford High Yield HLS Fund (Class IA), Hartford MidCap Value HLS Fund (Class IA),Hartford U.S. Government Securities HLS Fund (Class IA), Hartford Value HLS Fund (Class IA), and Invesco V.I. Mid Cap Growth Fund (Series I) statements of operations, statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Putnam VT Growth Opportunities Fund (Class IA)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from July 8, 2016 to December 31, 2016
Putnam VT Growth Opportunities Fund (Class IB)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from July 8, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund (Class I)	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period ended December 31, 2020 and the period from April 20, 2018 to December 31, 2018
Hartford Global Growth HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020

SA-2

Report of Independent Registered Public Accounting Firm

Hartford Growth Opportunities HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Hartford High Yield HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2020
Hartford MidCap Value HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Hartford U.S. Government Securities HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2020
Hartford Value HLS Fund (Class IA)	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2020
Invesco V.I. Mid Cap Growth Fund (Series I)	Not Applicable	Period from January 1, 2020 to April 30, 2020	Period from January 1, 2020 to April 30, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 30, 2020 and the four years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	December 31, 2020	Year ended December 31, 2020	Period from April 30, 2020 to December 31, 2020	Period from April 30, 2020 to December 31, 2020

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Separate Account VL I of Talcott Resolution Life & Annuity Insurance Company as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account’s in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing

SA-3

Report of Independent Registered Public Accounting Firm

an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut
April 13, 2021

We have served as the auditor of the Sub-Accounts that comprise Separate Account VL I of Talcott Resolution Life & Annuity Insurance Company since 2002.

SA-4

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	79,737	338,448	660,026	4,035,299	4,836,387
Cost	$1,738,533	$6,625,600	$11,862,945	$76,561,048	$57,242,137
Fair Value	$2,162,469	$4,853,341	$11,345,852	$105,765,200	$68,434,870
Due from Sponsor Company	—	—	2,550	—	—
Receivable for fund shares sold	—	1,128	—	5,040	25,353
Total assets	2,162,469	4,854,469	11,348,402	105,770,240	68,460,223

Liabilities:
Due to Sponsor Company	—	1,128	—	5,040	25,353
Payable for fund shares purchased	—	—	2,550	—	—
Total liabilities	—	1,128	2,550	5,040	25,353

Net assets:
For contract liabilities	$2,162,469	$4,853,341	$11,345,852	$105,765,200	$68,434,870

Deferred contracts in the accumulation period:
Units owned by participants #	128,117	462,066	371,766	2,616,497	1,629,684
Minimum unit fair value #*	$16.88	$10.50	$30.52	$40.42	$41.99
Maximum unit fair value #*	$16.88	$10.50	$30.52	$40.42	$41.99
Contract liability	$2,162,469	$4,853,341	$11,345,852	$105,765,200	$68,434,870

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-5

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Funds IS Bond Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,609,187	2,399,162	1,243,711	3,570,174	4,711,926
Cost	$51,513,925	$53,049,475	$24,161,571	$219,542,729	$188,818,975
Fair Value	$54,065,764	$97,693,867	$39,251,520	$425,457,587	$257,553,883
Due from Sponsor Company	6,908	—	—	—	—
Receivable for fund shares sold	—	3,663	2,140	28,666	18,189
Total assets	54,072,672	97,697,530	39,253,660	425,486,253	257,572,072

Liabilities:
Due to Sponsor Company	—	3,663	2,140	28,666	18,189
Payable for fund shares purchased	6,908	—	—	—	—
Total liabilities	6,908	3,663	2,140	28,666	18,189

Net assets:
For contract liabilities	$54,065,764	$97,693,867	$39,251,520	$425,457,587	$257,553,883

Deferred contracts in the accumulation period:
Units owned by participants #	2,765,733	17,320,318	7,036,908	73,017,366	55,708,766
Minimum unit fair value #*	$19.55	$5.64	$5.58	$5.83	$4.62
Maximum unit fair value #*	$19.55	$5.64	$5.58	$5.83	$4.62
Contract liability	$54,065,764	$97,693,867	$39,251,520	$425,457,587	$257,553,883

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-6

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	3,075,062	1,291,153	46,464	1,171,522	362,013
Cost	$56,161,495	$25,913,566	$752,874	$25,492,437	$4,606,050
Fair Value	$72,386,956	$40,348,539	$791,747	$27,999,384	$5,129,728
Due from Sponsor Company	3,865	973	—	222	—
Receivable for fund shares sold	—	—	—	—	—
Total assets	72,390,821	40,349,512	791,747	27,999,606	5,129,728

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	3,865	973	—	222	—
Total liabilities	3,865	973	—	222	—

Net assets:
For contract liabilities	$72,386,956	$40,348,539	$791,747	$27,999,384	$5,129,728

Deferred contracts in the accumulation period:
Units owned by participants #	1,643,080	674,545	141,096	3,694,050	244,599
Minimum unit fair value #*	$44.06	$59.82	$5.61	$7.58	$20.97
Maximum unit fair value #*	$44.06	$59.82	$5.61	$7.58	$20.97
Contract liability	$72,386,956	$40,348,539	$791,747	$27,999,384	$5,129,728

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-7

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	92,385	255,929	32,926,297	1,439,236	870,815
Cost	$1,198,599	$3,319,642	$32,926,297	$44,198,694	$27,606,053
Fair Value	$1,378,390	$4,281,693	$32,926,297	$67,255,497	$32,472,705
Due from Sponsor Company	—	—	15,596	12,703	—
Receivable for fund shares sold	—	—	—	—	4,101
Total assets	1,378,390	4,281,693	32,941,893	67,268,200	32,476,806

Liabilities:
Due to Sponsor Company	—	—	—	—	4,101
Payable for fund shares purchased	—	—	15,596	12,703	—
Total liabilities	—	—	15,596	12,703	4,101

Net assets:
For contract liabilities	$1,378,390	$4,281,693	$32,926,297	$67,255,497	$32,472,705

Deferred contracts in the accumulation period:
Units owned by participants #	61,244	173,556	3,150,513	1,529,923	898,601
Minimum unit fair value #*	$22.51	$24.67	$10.45	$43.96	$36.14
Maximum unit fair value #*	$22.51	$24.67	$10.45	$43.96	$36.14
Contract liability	$1,378,390	$4,281,693	$32,926,297	$67,255,497	$32,472,705

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-8

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	17,506	2,389,736	1,402,302	2,394,934	1,947,143
Cost	$342,903	$37,412,707	$27,672,836	$44,051,979	$30,532,045
Fair Value	$464,265	$35,941,632	$23,712,924	$39,731,962	$28,233,574
Due from Sponsor Company	—	238	18,371	—	—
Receivable for fund shares sold	—	—	—	3,469	2,137
Total assets	464,265	35,941,870	23,731,295	39,735,431	28,235,711

Liabilities:
Due to Sponsor Company	—	—	—	3,469	2,137
Payable for fund shares purchased	—	238	18,371	—	—
Total liabilities	—	238	18,371	3,469	2,137

Net assets:
For contract liabilities	$464,265	$35,941,632	$23,712,924	$39,731,962	$28,233,574

Deferred contracts in the accumulation period:
Units owned by participants #	100,181	1,576,179	1,021,774	1,321,914	564,157
Minimum unit fair value #*	$4.63	$22.80	$23.21	$30.06	$50.05
Maximum unit fair value #*	$4.63	$22.80	$23.21	$30.06	$50.05
Contract liability	$464,265	$35,941,632	$23,712,924	$39,731,962	$28,233,574

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-9

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)
Assets:
Investments:
Number of shares	919,492	28,952	2,393,426	4,325,757	6,034,778
Cost	$10,682,215	$298,486	$63,034,647	$201,091,405	$91,310,080
Fair Value	$9,893,729	$409,086	$75,536,538	$224,290,493	$105,005,133
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	1,467	—	15,459	186,784	64,463
Total assets	9,895,196	409,086	75,551,997	224,477,277	105,069,596

Liabilities:
Due to Sponsor Company	1,467	—	15,459	186,784	64,463
Payable for fund shares purchased	—	—	—	—	—
Total liabilities	1,467	—	15,459	186,784	64,463

Net assets:
For contract liabilities	$9,893,729	$409,086	$75,536,538	$224,290,493	$105,005,133

Deferred contracts in the accumulation period:
Units owned by participants #	537,599	11,572	9,166,266	10,434,135	17,506,837
Minimum unit fair value #*	$18.40	$35.35	$8.24	$21.50	$6.00
Maximum unit fair value #*	$18.40	$35.35	$8.24	$21.50	$6.00
Contract liability	$9,893,729	$409,086	$75,536,538	$224,290,493	$105,005,133

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-10

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account (1)	Sub-Account (1)	Sub-Account (1)	Sub-Account (1)	Sub-Account
Assets:
Investments:
Number of shares	6,971,276	—	—	—	2,720,944
Cost	$146,999,198	$—	$—	$—	$37,498,846
Fair Value	$154,692,622	$—	$—	$—	$53,276,081
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	103,012	—	—	—	77,502
Total assets	154,795,634	—	—	—	53,353,583

Liabilities:
Due to Sponsor Company	103,012	—	—	—	77,502
Payable for fund shares purchased	—	—	—	—	—
Total liabilities	103,012	—	—	—	77,502

Net assets:
For contract liabilities	$154,692,622	$—	$—	$—	$53,276,081

Deferred contracts in the accumulation period:
Units owned by participants #	12,175,843	—	—	—	8,327,523
Minimum unit fair value #*	$12.70	$—	$—	$—	$6.40
Maximum unit fair value #*	$12.70	$—	$—	$—	$6.40
Contract liability	$154,692,622	$—	$—	$—	$53,276,081

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-11

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account (1)
Assets:
Investments:
Number of shares	2,228,606	—	1,683,452	1,027,112	7,895,472
Cost	$68,165,533	$—	$31,974,831	$69,113,267	$90,853,804
Fair Value	$96,810,639	$—	$46,193,912	$98,109,773	$94,587,750
Due from Sponsor Company	—	—	4,980	—	—
Receivable for fund shares sold	22,410	—	—	152,057	17,910
Total assets	96,833,049	—	46,198,892	98,261,830	94,605,660

Liabilities:
Due to Sponsor Company	22,410	—	—	152,057	17,910
Payable for fund shares purchased	—	—	4,980	—	—
Total liabilities	22,410	—	4,980	152,057	17,910

Net assets:
For contract liabilities	$96,810,639	$—	$46,193,912	$98,109,773	$94,587,750

Deferred contracts in the accumulation period:
Units owned by participants #	5,922,303	—	4,562,614	8,057,788	21,320,690
Minimum unit fair value #*	$16.35	$—	$10.12	$12.18	$4.44
Maximum unit fair value #*	$16.35	$—	$10.12	$12.18	$4.44
Contract liability	$96,810,639	$—	$46,193,912	$98,109,773	$94,587,750

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-12

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)
	Sub-Account (1)	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	4,282,962	—	—	44,680	176,692
Cost	$43,131,380	$—	$—	$2,859,027	$2,854,800
Fair Value	$43,215,086	$—	$—	$3,981,032	$2,759,935
Due from Sponsor Company	5,657	—	—	1,693	1,729
Receivable for fund shares sold	—	—	—	—	—
Total assets	43,220,743	—	—	3,982,725	2,761,664

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	5,657	—	—	1,693	1,729
Total liabilities	5,657	—	—	1,693	1,729

Net assets:
For contract liabilities	$43,215,086	$—	$—	$3,981,032	$2,759,935

Deferred contracts in the accumulation period:
Units owned by participants #	22,213,870	—	—	102,303	118,542
Minimum unit fair value #*	$1.95	$—	$—	$38.91	$23.28
Maximum unit fair value #*	$1.95	$—	$—	$38.91	$23.28
Contract liability	$43,215,086	$—	$—	$3,981,032	$2,759,935

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-13

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Mid Cap Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	344,686	1,458,682	36,349	126,101	931,167
Cost	$3,826,228	$22,053,302	$1,122,305	$4,070,831	$11,321,254
Fair Value	$3,612,306	$23,441,020	$1,106,088	$5,361,829	$9,842,433
Due from Sponsor Company	—	1,962	—	—	—
Receivable for fund shares sold	—	—	—	761	—
Total assets	3,612,306	23,442,982	1,106,088	5,362,590	9,842,433

Liabilities:
Due to Sponsor Company	—	—	—	761	—
Payable for fund shares purchased	—	1,962	—	—	—
Total liabilities	—	1,962	—	761	—

Net assets:
For contract liabilities	$3,612,306	$23,441,020	$1,106,088	$5,361,829	$9,842,433

Deferred contracts in the accumulation period:
Units owned by participants #	194,480	867,683	28,859	282,108	256,908
Minimum unit fair value #*	$18.57	$27.02	$38.33	$19.01	$38.31
Maximum unit fair value #*	$18.57	$27.02	$38.33	$19.01	$38.31
Contract liability	$3,612,306	$23,441,020	$1,106,088	$5,361,829	$9,842,433

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-14

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	—	271,020	661,639	674,045	281,091
Cost	$—	$4,744,845	$7,926,101	$10,061,874	$8,701,840
Fair Value	$—	$5,588,440	$8,263,870	$12,085,630	$9,821,328
Due from Sponsor Company	—	476	—	91	1,434
Receivable for fund shares sold	—	—	2,666	—	—
Total assets	—	5,588,916	8,266,536	12,085,721	9,822,762

Liabilities:
Due to Sponsor Company	—	—	2,666	—	—
Payable for fund shares purchased	—	476	—	91	1,434
Total liabilities	—	476	2,666	91	1,434

Net assets:
For contract liabilities	$—	$5,588,440	$8,263,870	$12,085,630	$9,821,328

Deferred contracts in the accumulation period:
Units owned by participants #	—	154,045	348,032	325,641	383,203
Minimum unit fair value #*	$—	$36.28	$23.74	$37.11	$25.63
Maximum unit fair value #*	$—	$36.28	$23.74	$37.11	$25.63
Contract liability	$—	$5,588,440	$8,263,870	$12,085,630	$9,821,328

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-15

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	89,315	430,525	855,992	1,071,397	623,534
Cost	$2,501,417	$8,003,862	$11,304,109	$23,683,674	$10,812,159
Fair Value	$3,266,243	$11,606,944	$12,086,612	$27,877,746	$12,720,096
Due from Sponsor Company	—	155	6,793	972	—
Receivable for fund shares sold	—	—	—	—	2,460
Total assets	3,266,243	11,607,099	12,093,405	27,878,718	12,722,556

Liabilities:
Due to Sponsor Company	—	—	—	—	2,460
Payable for fund shares purchased	—	155	6,793	972	—
Total liabilities	—	155	6,793	972	2,460

Net assets:
For contract liabilities	$3,266,243	$11,606,944	$12,086,612	$27,877,746	$12,720,096

Deferred contracts in the accumulation period:
Units owned by participants #	81,921	138,397	625,603	861,292	450,251
Minimum unit fair value #*	$39.87	$83.87	$19.32	$32.37	$28.25
Maximum unit fair value #*	$39.87	$83.87	$19.32	$32.37	$28.25
Contract liability	$3,266,243	$11,606,944	$12,086,612	$27,877,746	$12,720,096

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-16

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	50,053	274,168	105,335	108,268	314,694
Cost	$2,451,766	$10,156,502	$2,867,399	$2,347,830	$5,052,291
Fair Value	$3,435,643	$14,081,272	$3,107,378	$2,913,490	$7,181,309
Due from Sponsor Company	—	182	223	—	—
Receivable for fund shares sold	—	—	—	2,011	311
Total assets	3,435,643	14,081,454	3,107,601	2,915,501	7,181,620

Liabilities:
Due to Sponsor Company	—	—	—	2,011	311
Payable for fund shares purchased	—	182	223	—	—
Total liabilities	—	182	223	2,011	311

Net assets:
For contract liabilities	$3,435,643	$14,081,272	$3,107,378	$2,913,490	$7,181,309

Deferred contracts in the accumulation period:
Units owned by participants #	84,824	374,202	88,715	82,553	115,415
Minimum unit fair value #*	$40.50	$37.63	$35.03	$35.29	$62.22
Maximum unit fair value #*	$40.50	$37.63	$35.03	$35.29	$62.22
Contract liability	$3,435,643	$14,081,272	$3,107,378	$2,913,490	$7,181,309

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-17

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	24,515	393,442	15,155	180,291	58,533
Cost	$205,255	$8,788,478	$264,873	$3,145,641	$769,550
Fair Value	$139,490	$10,146,869	$275,977	$3,883,478	$1,051,840
Due from Sponsor Company	—	—	—	35	—
Receivable for fund shares sold	—	—	—	—	—
Total assets	139,490	10,146,869	275,977	3,883,513	1,051,840

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	—	35	—
Total liabilities	—	—	—	35	—

Net assets:
For contract liabilities	$139,490	$10,146,869	$275,977	$3,883,478	$1,051,840

Deferred contracts in the accumulation period:
Units owned by participants #	3,701	211,285	3,908	62,135	18,304
Minimum unit fair value #*	$37.69	$48.02	$70.63	$62.50	$57.46
Maximum unit fair value #*	$37.69	$48.02	$70.63	$62.50	$57.46
Contract liability	$139,490	$10,146,869	$275,977	$3,883,478	$1,051,840

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-18

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	828,182	490,614	571,559	6,987	27,870
Cost	$6,109,593	$5,755,523	$8,847,997	$109,912	$355,724
Fair Value	$5,217,550	$5,691,118	$9,527,885	$174,471	$288,459
Due from Sponsor Company	—	—	92	—	—
Receivable for fund shares sold	10,283	7,733	—	—	—
Total assets	5,227,833	5,698,851	9,527,977	174,471	288,459

Liabilities:
Due to Sponsor Company	10,283	7,733	—	—	—
Payable for fund shares purchased	—	—	92	—	—
Total liabilities	10,283	7,733	92	—	—

Net assets:
For contract liabilities	$5,217,550	$5,691,118	$9,527,885	$174,471	$288,459

Deferred contracts in the accumulation period:
Units owned by participants #	88,132	125,869	323,308	5,147	11,680
Minimum unit fair value #*	$59.20	$45.21	$29.47	$33.90	$24.70
Maximum unit fair value #*	$59.20	$45.21	$29.47	$33.90	$24.70
Contract liability	$5,217,550	$5,691,118	$9,527,885	$174,471	$288,459

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-19

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	34,391	27,007	297,148	567,055	156,544
Cost	$467,544	$27,007	$8,734,125	$7,522,649	$2,240,205
Fair Value	$744,571	$27,007	$13,600,461	$5,676,225	$2,078,901
Due from Sponsor Company	—	—	2,926	76	917
Receivable for fund shares sold	—	—	—	—	—
Total assets	744,571	27,007	13,603,387	5,676,301	2,079,818

Liabilities:
Due to Sponsor Company	—	—	—	—	—
Payable for fund shares purchased	—	—	2,926	76	917
Total liabilities	—	—	2,926	76	917

Net assets:
For contract liabilities	$744,571	$27,007	$13,600,461	$5,676,225	$2,078,901

Deferred contracts in the accumulation period:
Units owned by participants #	19,899	14,402	127,311	249,086	93,293
Minimum unit fair value #*	$37.42	$1.88	$106.83	$22.79	$22.28
Maximum unit fair value #*	$37.42	$1.88	$106.83	$22.79	$22.28
Contract liability	$744,571	$27,007	$13,600,461	$5,676,225	$2,078,901

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-20

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	826,801	1,018,407	399,649	1,722,577	2,694,691
Cost	$14,003,216	$13,446,672	$6,247,216	$14,874,306	$62,628,723
Fair Value	$11,426,386	$11,375,602	$11,350,024	$25,683,628	$73,511,171
Due from Sponsor Company	3,357	632	—	5,158	—
Receivable for fund shares sold	—	—	1,628	—	6,971
Total assets	11,429,743	11,376,234	11,351,652	25,688,786	73,518,142

Liabilities:
Due to Sponsor Company	—	—	1,628	—	6,971
Payable for fund shares purchased	3,357	632	—	5,158	—
Total liabilities	3,357	632	1,628	5,158	6,971

Net assets:
For contract liabilities	$11,426,386	$11,375,602	$11,350,024	$25,683,628	$73,511,171

Deferred contracts in the accumulation period:
Units owned by participants #	616,341	649,325	141,309	947,886	5,020,960
Minimum unit fair value #*	$18.54	$17.52	$80.32	$27.10	$14.64
Maximum unit fair value #*	$18.54	$17.52	$80.32	$27.10	$14.64
Contract liability	$11,426,386	$11,375,602	$11,350,024	$25,683,628	$73,511,171

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-21

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)	Putnam VT Global Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Assets:
Investments:
Number of shares	326,310	370,977	387,086	21,641	1,368,917
Cost	$7,079,089	$2,384,397	$7,845,364	$274,431	$8,799,631
Fair Value	$7,563,864	$2,118,279	$9,874,553	$460,733	$8,528,354
Due from Sponsor Company	48	—	—	—	—
Receivable for fund shares sold	—	3,161	8,878	2,955	544
Total assets	7,563,912	2,121,440	9,883,431	463,688	8,528,898

Liabilities:
Due to Sponsor Company	—	3,161	8,878	2,955	544
Payable for fund shares purchased	48	—	—	—	—
Total liabilities	48	3,161	8,878	2,955	544

Net assets:
For contract liabilities	$7,563,864	$2,118,279	$9,874,553	$460,733	$8,528,354

Deferred contracts in the accumulation period:
Units owned by participants #	273,592	119,666	202,737	12,885	272,329
Minimum unit fair value #*	$27.65	$17.70	$48.71	$35.76	$31.32
Maximum unit fair value #*	$27.65	$17.70	$48.71	$35.76	$31.32
Contract liability	$7,563,864	$2,118,279	$9,874,553	$460,733	$8,528,354

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
SA-22

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)
Assets:
Investments:
Number of shares	841,604	272,309	77,035	575,546	31,260
Cost	$9,691,779	$3,827,966	$2,582,430	$5,979,402	$2,256,576
Fair Value	$9,644,782	$4,487,653	$3,411,111	$8,374,198	$3,342,629
Due from Sponsor Company	—	4	—	—	—
Receivable for fund shares sold	976	—	—	—	—
Total assets	9,645,758	4,487,657	3,411,111	8,374,198	3,342,629

Liabilities:
Due to Sponsor Company	976	—	—	—	—
Payable for fund shares purchased	—	4	—	—	—
Total liabilities	976	4	—	—	—

Net assets:
For contract liabilities	$9,644,782	$4,487,653	$3,411,111	$8,374,198	$3,342,629

Deferred contracts in the accumulation period:
Units owned by participants #	423,814	161,054	53,318	308,131	229,166
Minimum unit fair value #*	$22.76	$27.86	$63.98	$27.18	$14.59
Maximum unit fair value #*	$22.76	$27.86	$63.98	$27.18	$14.59
Contract liability	$9,644,782	$4,487,653	$3,411,111	$8,374,198	$3,342,629

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-23

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$20,456	$66,248	$78,264	$1,626,239	$1,075,231

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	29,497	(420,758)	(304,075)	2,113,195	308,480
Net realized gain distributions	159,711	—	482,117	454,120	747,288
Change in unrealized appreciation (depreciation)	298,417	337,615	(23,397)	7,626,732	3,181,771

Net gain (loss) on investments	487,625	(83,143)	154,645	10,194,047	4,237,539

Net increase (decrease) in net assets resulting from operations	$508,081	$(16,895)	$232,909	$11,820,286	$5,312,770

The accompanying notes are an integral part of these financial statements.
SA-24

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	American Funds IS Bond Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,075,229	$291,591	$51,481	$1,070,060	$3,167,196

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	123,569	2,732,195	575,272	10,875,927	3,222,467
Net realized gain distributions	456,536	2,310,754	1,922,166	7,977,990	6,124,785
Change in unrealized appreciation (depreciation)	2,762,691	17,784,605	6,442,905	129,925,774	17,959,206

Net gain (loss) on investments	3,342,796	22,827,554	8,940,343	148,779,691	27,306,458

Net increase (decrease) in net assets resulting from operations	$4,418,025	$23,119,145	$8,991,824	$149,849,751	$30,473,654

The accompanying notes are an integral part of these financial statements.
SA-25

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$404,651	$24,386	$10,887	$457,374	$51,072

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	270,500	601,638	(2,431)	(87,000)	18,292
Net realized gain distributions	—	359,828	9,534	1,193,263	210,938
Change in unrealized appreciation (depreciation)	7,989,064	6,677,082	85,372	4,929	292,977

Net gain (loss) on investments	8,259,564	7,638,548	92,475	1,111,192	522,207

Net increase (decrease) in net assets resulting from operations	$8,664,215	$7,662,934	$103,362	$1,568,566	$573,279

The accompanying notes are an integral part of these financial statements.
SA-26

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$13,090	$37,661	$68,326	$45,926	$107,701

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(26,317)	120,776	—	1,382,302	2,009
Net realized gain distributions	101,131	165,244	—	312,205	—
Change in unrealized appreciation (depreciation)	40,980	307,477	—	14,272,079	4,918,062

Net gain (loss) on investments	115,794	593,497	—	15,966,586	4,920,071

Net increase (decrease) in net assets resulting from operations	$128,884	$631,158	$68,326	$16,012,512	$5,027,772

The accompanying notes are an integral part of these financial statements.
SA-27

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,819	$2,013,404	$507,890	$1,041,839	$360,420

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	17,509	(288,392)	(815,457)	(971,681)	(645,388)
Net realized gain distributions	2,169	28,519	406,799	1,448,439	1,532,961
Change in unrealized appreciation (depreciation)	43,242	(1,622,566)	(1,608,444)	(4,527,069)	52,981

Net gain (loss) on investments	62,920	(1,882,439)	(2,017,102)	(4,050,311)	940,554

Net increase (decrease) in net assets resulting from operations	$64,739	$130,965	$(1,509,212)	$(3,008,472)	$1,300,974

The accompanying notes are an integral part of these financial statements.
SA-28

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)

Investment Income:
Dividends	$491,691	$5,109	$1,186,367	$1,870,823	$308,259

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(189,809)	6,168	845,213	(184,454)	589,077
Net realized gain distributions	—	20,799	3,701,833	14,756,429	2,091,918
Change in unrealized appreciation (depreciation)	33,671	22,721	2,026,975	24,281,210	10,913,247

Net gain (loss) on investments	(156,138)	49,688	6,574,021	38,853,185	13,594,242

Net increase (decrease) in net assets resulting from operations	$335,553	$54,797	$7,760,388	$40,724,008	$13,902,501

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-29

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account (1)	Sub-Account (1)	Sub-Account (1)	Sub-Account (1)	Sub-Account

Investment Income:
Dividends	$2,675,988	$21,301	$—	$430,121	$862,385

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(426,704)	(279,547)	(4,190,591)	(556,954)	600,077
Net realized gain distributions	6,589,990	1,295,558	26,534,540	—	—
Change in unrealized appreciation (depreciation)	2,342,259	(395,576)	(2,617,037)	145,620	7,602,832

Net gain (loss) on investments	8,505,545	620,435	19,726,912	(411,334)	8,202,909

Net increase (decrease) in net assets resulting from operations	$11,181,533	$641,736	$19,726,912	$18,787	$9,065,294

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-30

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account (1)

Investment Income:
Dividends	$41,426	$73,552	$—	$1,494,994	$3,263,127

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,518,782	(4,838,851)	796,811	2,524,050	134,590
Net realized gain distributions	6,966,420	1,023,396	5,055,067	6,028,989	195,543
Change in unrealized appreciation (depreciation)	10,118,927	1,165,542	11,079,504	386,603	3,926,608

Net gain (loss) on investments	19,604,129	(2,649,913)	16,931,382	8,939,642	4,256,741

Net increase (decrease) in net assets resulting from operations	$19,645,555	$(2,576,361)	$16,931,382	$10,434,636	$7,519,868

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-31

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)
	Sub-Account (1)	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account

Investment Income:
Dividends	$790,093	$341,760	$194,304	$2,167	$18,252

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	84,665	(3,952)	(1,601,653)	123,502	(102,361)
Net realized gain distributions	—	—	1,661,184	226,142	27,853
Change in unrealized appreciation (depreciation)	(407,151)	229,446	(1,767,364)	659,633	38,126

Net gain (loss) on investments	(322,486)	225,494	(1,707,833)	1,009,277	(36,382)

Net increase (decrease) in net assets resulting from operations	$467,607	$567,254	$(1,513,529)	$1,011,444	$(18,130)

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-32

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Mid Cap Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$254,804	$447,403	$13,399	$111,770	$63,063

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(160,328)	(64,096)	2,476	62,203	(179,976)
Net realized gain distributions	164,261	556,291	231,141	107,682	1,785,288
Change in unrealized appreciation (depreciation)	(12,488)	(1,359,845)	(112,872)	353,807	(922,038)

Net gain (loss) on investments	(8,555)	(867,650)	120,745	523,692	683,274

Net increase (decrease) in net assets resulting from operations	$246,249	$(420,247)	$134,144	$635,462	$746,337

The accompanying notes are an integral part of these financial statements.
SA-33

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$15,823	$300,403	$106,172	$150,852

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(812,373)	(69,473)	(7,010)	46,870	(20,114)
Net realized gain distributions	756,386	394,217	—	202,913	—
Change in unrealized appreciation (depreciation)	(97,951)	793,098	247,642	1,233,814	39,415

Net gain (loss) on investments	(153,938)	1,117,842	240,632	1,483,597	19,301

Net increase (decrease) in net assets resulting from operations	$(153,938)	$1,133,665	$541,035	$1,589,769	$170,153

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-34

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$18,376	$—	$416,730	$587,499	$191,788

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	56,833	188,209	81,063	160,037	161,598
Net realized gain distributions	87,900	798,135	—	680,807	537,518
Change in unrealized appreciation (depreciation)	241,525	2,581,693	484,362	1,022,922	(555,128)

Net gain (loss) on investments	386,258	3,568,037	565,425	1,863,766	143,988

Net increase (decrease) in net assets resulting from operations	$404,634	$3,568,037	$982,155	$2,451,265	$335,776

The accompanying notes are an integral part of these financial statements.
SA-35

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$—	$52,306	$32,788	$8,580	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	128,032	149,391	8,986	9,638	17,995
Net realized gain distributions	456,671	433,763	277,677	34,212	218,522
Change in unrealized appreciation (depreciation)	375,901	2,392,917	55,993	430,727	2,146,122

Net gain (loss) on investments	960,604	2,976,071	342,656	474,577	2,382,639

Net increase (decrease) in net assets resulting from operations	$960,604	$3,028,377	$375,444	$483,157	$2,382,639

The accompanying notes are an integral part of these financial statements.
SA-36

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$11,076	$187,911	$5,721	$14,060	$6,775

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(6,303)	12,043	(1,527)	18,109	11,584
Net realized gain distributions	—	654,568	5,162	29,829	86,153
Change in unrealized appreciation (depreciation)	(6,760)	(393,568)	22,150	270,344	44,829

Net gain (loss) on investments	(13,063)	273,043	25,785	318,282	142,566

Net increase (decrease) in net assets resulting from operations	$(1,987)	$460,954	$31,506	$332,342	$149,341

The accompanying notes are an integral part of these financial statements.
SA-37

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$305,113	$322,225	$152,784	$422	$6,812

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(226,009)	(47,176)	(100,918)	7,192	(7,306)
Net realized gain distributions	—	57,026	—	—	3,613
Change in unrealized appreciation (depreciation)	163,302	35,072	1,001,213	31,881	6,759

Net gain (loss) on investments	(62,707)	44,922	900,295	39,073	3,066

Net increase (decrease) in net assets resulting from operations	$242,406	$367,147	$1,053,079	$39,495	$9,878

The accompanying notes are an integral part of these financial statements.
SA-38

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$7,545	$67	$72,496	$49,080	$69,652

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,259	—	164,189	(467,267)	(91,815)
Net realized gain distributions	25,685	—	962,423	—	—
Change in unrealized appreciation (depreciation)	69,107	—	1,856,014	573,001	(55,187)

Net gain (loss) on investments	103,051	—	2,982,626	105,734	(147,002)

Net increase (decrease) in net assets resulting from operations	$110,596	$67	$3,055,122	$154,814	$(77,350)

The accompanying notes are an integral part of these financial statements.
SA-39

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$1,104,084	$303,778	$—	$53,624	$1,168,623

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(525,670)	(315,617)	586,586	812,809	878,095
Net realized gain distributions	—	—	683,393	1,184,754	4,288,366
Change in unrealized appreciation (depreciation)	(1,330,154)	573,956	4,829,324	5,276,417	5,512,460

Net gain (loss) on investments	(1,855,824)	258,339	6,099,303	7,273,980	10,678,921

Net increase (decrease) in net assets resulting from operations	$(751,740)	$562,117	$6,099,303	$7,327,604	$11,847,544

The accompanying notes are an integral part of these financial statements.
SA-40

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)	Putnam VT Global Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment Income:
Dividends	$112,187	$205,925	$152,706	$702	$440,374

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(12,385)	(171,359)	137,687	21,703	(104,365)
Net realized gain distributions	331,840	—	614,852	3,553	—
Change in unrealized appreciation (depreciation)	(5,807)	(118,742)	(515,552)	17,586	63,200

Net gain (loss) on investments	313,648	(290,101)	236,987	42,842	(41,165)

Net increase (decrease) in net assets resulting from operations	$425,835	$(84,176)	$389,693	$43,544	$399,209

The accompanying notes are an integral part of these financial statements.
SA-41

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Period Ended December 31, 2020

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)

Investment Income:
Dividends	$453,490	$61,553	$11,077	$1,693	$—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(26,052)	(11,280)	73,515	81,135	58,151
Net realized gain distributions	84,161	—	231,966	239,423	—
Change in unrealized appreciation (depreciation)	14,451	420,358	424,032	1,504,771	1,086,053

Net gain (loss) on investments	72,560	409,078	729,513	1,825,329	1,144,204

Net increase (decrease) in net assets resulting from operations	$526,050	$470,631	$740,590	$1,827,022	$1,144,204

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-42

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$20,456	$66,248	$78,264	$1,626,239	$1,075,231
Net realized gain (loss) on security transactions	29,497	(420,758)	(304,075)	2,113,195	308,480
Net realized gain distributions	159,711	—	482,117	454,120	747,288
Change in unrealized appreciation (depreciation)	298,417	337,615	(23,397)	7,626,732	3,181,771

Net increase (decrease) in net assets resulting from operations	508,081	(16,895)	232,909	11,820,286	5,312,770

Unit transactions:
Purchases	—	—	384,778	3,382,986	1,929,672
Net transfers	(41,105)	(179,923)	(413,562)	(1,421,770)	(627,808)
Surrenders for benefit payments and fees	(250,133)	(278,429)	(617,006)	(3,222,868)	(2,087,293)
Other transactions	—	—	—	(82)	132
Death benefits	(946)	(11,572)	(118,528)	(1,495,644)	(651,044)
Net loan activity	(3,149)	(35,203)	52,495	(111,439)	(166,623)
Cost of insurance and other fees	(55,277)	(148,907)	(311,658)	(4,384,851)	(2,324,862)

Net increase (decrease) in net assets resulting from unit transactions	(350,610)	(654,034)	(1,023,481)	(7,253,668)	(3,927,826)

Net increase (decrease) in net assets	157,471	(670,929)	(790,572)	4,566,618	1,384,944

Net assets:
Beginning of period	2,004,998	5,524,270	12,136,424	101,198,582	67,049,926
End of period	$2,162,469	$4,853,341	$11,345,852	$105,765,200	$68,434,870

The accompanying notes are an integral part of these financial statements.
SA-43

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	American Funds IS Bond Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,075,229	$291,591	$51,481	$1,070,060	$3,167,196
Net realized gain (loss) on security transactions	123,569	2,732,195	575,272	10,875,927	3,222,467
Net realized gain distributions	456,536	2,310,754	1,922,166	7,977,990	6,124,785
Change in unrealized appreciation (depreciation)	2,762,691	17,784,605	6,442,905	129,925,774	17,959,206

Net increase (decrease) in net assets resulting from operations	4,418,025	23,119,145	8,991,824	149,849,751	30,473,654

Unit transactions:
Purchases	2,182,843	2,047,783	1,082,245	7,621,745	6,292,234
Net transfers	7,417,466	(2,752,705)	(914,673)	(10,595,247)	(3,209,380)
Surrenders for benefit payments and fees	(2,085,019)	(2,637,259)	(776,276)	(12,567,737)	(8,620,012)
Other transactions	324	941	514	1,658	2,160
Death benefits	(642,491)	(776,944)	(451,586)	(4,313,779)	(3,338,623)
Net loan activity	3,218	(58,565)	27,388	(837,730)	(279,147)
Cost of insurance and other fees	(2,326,731)	(2,745,151)	(1,127,443)	(11,145,794)	(8,115,588)

Net increase (decrease) in net assets resulting from unit transactions	4,549,610	(6,921,900)	(2,159,831)	(31,836,884)	(17,268,356)

Net increase (decrease) in net assets	8,967,635	16,197,245	6,831,993	118,012,867	13,205,298

Net assets:
Beginning of period	45,098,129	81,496,622	32,419,527	307,444,720	244,348,585
End of period	$54,065,764	$97,693,867	$39,251,520	$425,457,587	$257,553,883

The accompanying notes are an integral part of these financial statements.
SA-44

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$404,651	$24,386	$10,887	$457,374	$51,072
Net realized gain (loss) on security transactions	270,500	601,638	(2,431)	(87,000)	18,292
Net realized gain distributions	—	359,828	9,534	1,193,263	210,938
Change in unrealized appreciation (depreciation)	7,989,064	6,677,082	85,372	4,929	292,977

Net increase (decrease) in net assets resulting from operations	8,664,215	7,662,934	103,362	1,568,566	573,279

Unit transactions:
Purchases	2,396,955	1,302,331	—	776,191	73,271
Net transfers	(1,075,438)	(1,093,244)	216	(445,373)	(296,072)
Surrenders for benefit payments and fees	(2,290,016)	(981,992)	(6,594)	(910,032)	—
Other transactions	(52)	—	—	70	—
Death benefits	(457,317)	(379,343)	(3,180)	(630,100)	—
Net loan activity	(125,902)	(33,891)	(79)	41,524	(5,035)
Cost of insurance and other fees	(2,292,978)	(1,219,000)	(39,162)	(1,174,150)	(85,494)

Net increase (decrease) in net assets resulting from unit transactions	(3,844,748)	(2,405,139)	(48,799)	(2,341,870)	(313,330)

Net increase (decrease) in net assets	4,819,467	5,257,795	54,563	(773,304)	259,949

Net assets:
Beginning of period	67,567,489	35,090,744	737,184	28,772,688	4,869,779
End of period	$72,386,956	$40,348,539	$791,747	$27,999,384	$5,129,728

The accompanying notes are an integral part of these financial statements.
SA-45

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$13,090	$37,661	$68,326	$45,926	$107,701
Net realized gain (loss) on security transactions	(26,317)	120,776	—	1,382,302	2,009
Net realized gain distributions	101,131	165,244	—	312,205	—
Change in unrealized appreciation (depreciation)	40,980	307,477	—	14,272,079	4,918,062

Net increase (decrease) in net assets resulting from operations	128,884	631,158	68,326	16,012,512	5,027,772

Unit transactions:
Purchases	58,500	94,378	4,565,085	1,740,299	1,012,294
Net transfers	57,452	502,761	29,677,156	(243,470)	(927,181)
Surrenders for benefit payments and fees	(616,789)	(593,975)	(19,168,624)	(2,479,568)	(1,217,702)
Other transactions	—	—	(897)	(23)	29
Death benefits	—	—	(152,981)	(727,925)	(242,713)
Net loan activity	13,002	(42,757)	(1,738,101)	(557,253)	(81,954)
Cost of insurance and other fees	(57,051)	(145,803)	(2,366,385)	(2,103,636)	(1,005,016)

Net increase (decrease) in net assets resulting from unit transactions	(544,886)	(185,396)	10,815,253	(4,371,576)	(2,462,243)

Net increase (decrease) in net assets	(416,002)	445,762	10,883,579	11,640,936	2,565,529

Net assets:
Beginning of period	1,794,392	3,835,931	22,042,718	55,614,561	29,907,176
End of period	$1,378,390	$4,281,693	$32,926,297	$67,255,497	$32,472,705

The accompanying notes are an integral part of these financial statements.
SA-46

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,819	$2,013,404	$507,890	$1,041,839	$360,420
Net realized gain (loss) on security transactions	17,509	(288,392)	(815,457)	(971,681)	(645,388)
Net realized gain distributions	2,169	28,519	406,799	1,448,439	1,532,961
Change in unrealized appreciation (depreciation)	43,242	(1,622,566)	(1,608,444)	(4,527,069)	52,981

Net increase (decrease) in net assets resulting from operations	64,739	130,965	(1,509,212)	(3,008,472)	1,300,974

Unit transactions:
Purchases	—	1,362,949	1,040,267	(2,457)	880,229
Net transfers	(5,203)	(366,777)	(478,960)	(984,160)	(189,486)
Surrenders for benefit payments and fees	(3,441)	(1,016,992)	(1,520,977)	(1,824,500)	(1,129,000)
Other transactions	—	110	(27)	83	(26)
Death benefits	(76,451)	(541,348)	(306,424)	(450,188)	(170,140)
Net loan activity	(111)	41,976	6,288	(304,039)	(66,834)
Cost of insurance and other fees	(19,671)	(1,418,937)	(880,465)	(1,405,220)	(874,657)

Net increase (decrease) in net assets resulting from unit transactions	(104,877)	(1,939,019)	(2,140,298)	(4,970,481)	(1,549,914)

Net increase (decrease) in net assets	(40,138)	(1,808,054)	(3,649,510)	(7,978,953)	(248,940)

Net assets:
Beginning of period	504,403	37,749,686	27,362,434	47,710,915	28,482,514
End of period	$464,265	$35,941,632	$23,712,924	$39,731,962	$28,233,574

The accompanying notes are an integral part of these financial statements.
SA-47

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)
Operations:
Net investment income (loss)	$491,691	$5,109	$1,186,367	$1,870,823	$308,259
Net realized gain (loss) on security transactions	(189,809)	6,168	845,213	(184,454)	589,077
Net realized gain distributions	—	20,799	3,701,833	14,756,429	2,091,918
Change in unrealized appreciation (depreciation)	33,671	22,721	2,026,975	24,281,210	10,913,247

Net increase (decrease) in net assets resulting from operations	335,553	54,797	7,760,388	40,724,008	13,902,501

Unit transactions:
Purchases	318,218	—	2,933,377	5,753,015	1,113,244
Net transfers	(597,335)	(52)	(938,770)	(5,808,053)	65,960,724
Surrenders for benefit payments and fees	(530,727)	(3,969)	(2,683,139)	(7,205,871)	(2,167,714)
Other transactions	(1)	—	3	266	(115)
Death benefits	(152,567)	(1,317)	(1,380,641)	(3,657,098)	(492,789)
Net loan activity	246,917	(9,055)	(226,215)	106,126	(238,290)
Cost of insurance and other fees	(366,760)	(20,037)	(4,125,179)	(8,269,611)	(1,688,340)

Net increase (decrease) in net assets resulting from unit transactions	(1,082,255)	(34,430)	(6,420,564)	(19,081,226)	62,486,720

Net increase (decrease) in net assets	(746,702)	20,367	1,339,824	21,642,782	76,389,221

Net assets:
Beginning of period	10,640,431	388,719	74,196,714	202,647,711	28,615,912
End of period	$9,893,729	$409,086	$75,536,538	$224,290,493	$105,005,133

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-48

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account (1)	Sub-Account (1)	Sub-Account (1)	Sub-Account (1)	Sub-Account
Operations:
Net investment income (loss)	$2,675,988	$21,301	$—	$430,121	$862,385
Net realized gain (loss) on security transactions	(426,704)	(279,547)	(4,190,591)	(556,954)	600,077
Net realized gain distributions	6,589,990	1,295,558	26,534,540	—	—
Change in unrealized appreciation (depreciation)	2,342,259	(395,576)	(2,617,037)	145,620	7,602,832

Net increase (decrease) in net assets resulting from operations	11,181,533	641,736	19,726,912	18,787	9,065,294

Unit transactions:
Purchases	4,237,511	32,802	1,187,494	109,036	1,964,483
Net transfers	9,976,030	(4,160,170)	(70,055,138)	(5,426,138)	(448,380)
Surrenders for benefit payments and fees	(4,175,603)	(97,270)	(1,297,903)	(78,943)	(1,566,912)
Other transactions	(6,072)	56	985	(11)	248
Death benefits	(902,620)	(764)	(130,200)	(67,024)	(640,844)
Net loan activity	(145,362)	(4,539)	(607,645)	(30,210)	(100,213)
Cost of insurance and other fees	(5,333,801)	(65,214)	(1,386,951)	(122,719)	(1,876,859)

Net increase (decrease) in net assets resulting from unit transactions	3,650,083	(4,295,099)	(72,289,358)	(5,616,009)	(2,668,477)

Net increase (decrease) in net assets	14,831,616	(3,653,363)	(52,562,446)	(5,597,222)	6,396,817

Net assets:
Beginning of period	139,861,006	3,653,363	52,562,446	5,597,222	46,879,264
End of period	$154,692,622	$—	$—	$—	$53,276,081

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-49

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account (1)
Operations:
Net investment income (loss)	$41,426	$73,552	$—	$1,494,994	$3,263,127
Net realized gain (loss) on security transactions	2,518,782	(4,838,851)	796,811	2,524,050	134,590
Net realized gain distributions	6,966,420	1,023,396	5,055,067	6,028,989	195,543
Change in unrealized appreciation (depreciation)	10,118,927	1,165,542	11,079,504	386,603	3,926,608

Net increase (decrease) in net assets resulting from operations	19,645,555	(2,576,361)	16,931,382	10,434,636	7,519,868

Unit transactions:
Purchases	1,681,292	266,340	858,658	3,043,262	3,710,063
Net transfers	5,314,264	(11,299,483)	(4,158,654)	(1,571,514)	5,176,737
Surrenders for benefit payments and fees	(2,741,839)	(266,245)	(1,206,030)	(3,999,210)	(3,227,067)
Other transactions	502	2,212	(149)	(688)	(1,311)
Death benefits	(2,002,879)	(105,318)	(239,537)	(1,900,600)	(1,193,489)
Net loan activity	(59,948)	(31,460)	(383,201)	174,705	(75,632)
Cost of insurance and other fees	(2,919,669)	(363,504)	(1,330,409)	(4,262,295)	(4,284,294)

Net increase (decrease) in net assets resulting from unit transactions	(728,277)	(11,797,458)	(6,459,322)	(8,516,340)	105,007

Net increase (decrease) in net assets	18,917,278	(14,373,819)	10,472,060	1,918,296	7,624,875

Net assets:
Beginning of period	77,893,361	14,373,819	35,721,852	96,191,477	86,962,875
End of period	$96,810,639	$—	$46,193,912	$98,109,773	$94,587,750

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-50

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)
	Sub-Account (1)	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$790,093	$341,760	$194,304	$2,167	$18,252
Net realized gain (loss) on security transactions	84,665	(3,952)	(1,601,653)	123,502	(102,361)
Net realized gain distributions	—	—	1,661,184	226,142	27,853
Change in unrealized appreciation (depreciation)	(407,151)	229,446	(1,767,364)	659,633	38,126

Net increase (decrease) in net assets resulting from operations	467,607	567,254	(1,513,529)	1,011,444	(18,130)

Unit transactions:
Purchases	4,315,016	336,549	331,048	133,755	94,737
Net transfers	10,718,695	(10,063,928)	(11,558,342)	14,711	(535,109)
Surrenders for benefit payments and fees	(1,372,627)	(152,875)	(167,287)	(109,453)	(72,999)
Other transactions	(698)	2,732	(25)	—	—
Death benefits	(1,355,939)	(119,055)	(66,363)	(19)	—
Net loan activity	249,716	(63,575)	7,028	60,699	(7,420)
Cost of insurance and other fees	(4,164,456)	(402,968)	(345,601)	(132,469)	(105,281)

Net increase (decrease) in net assets resulting from unit transactions	8,389,707	(10,463,120)	(11,799,542)	(32,776)	(626,072)

Net increase (decrease) in net assets	8,857,314	(9,895,866)	(13,313,071)	978,668	(644,202)

Net assets:
Beginning of period	34,357,772	9,895,866	13,313,071	3,002,364	3,404,137
End of period	$43,215,086	$—	$—	$3,981,032	$2,759,935

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-51

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Mid Cap Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$254,804	$447,403	$13,399	$111,770	$63,063
Net realized gain (loss) on security transactions	(160,328)	(64,096)	2,476	62,203	(179,976)
Net realized gain distributions	164,261	556,291	231,141	107,682	1,785,288
Change in unrealized appreciation (depreciation)	(12,488)	(1,359,845)	(112,872)	353,807	(922,038)

Net increase (decrease) in net assets resulting from operations	246,249	(420,247)	134,144	635,462	746,337

Unit transactions:
Purchases	122,735	812,251	—	145,224	—
Net transfers	(713,606)	(197,042)	(2,920)	(123,597)	(150,993)
Surrenders for benefit payments and fees	(99,870)	(665,213)	(9,684)	(107,239)	(342,272)
Other transactions	—	18	—	—	—
Death benefits	(13,005)	(214,015)	(1,754)	(145,984)	(89,329)
Net loan activity	19,836	(73,066)	(9,243)	(30,084)	(45,339)
Cost of insurance and other fees	(121,658)	(821,981)	(36,832)	(141,327)	(289,279)

Net increase (decrease) in net assets resulting from unit transactions	(805,568)	(1,159,048)	(60,433)	(403,007)	(917,212)

Net increase (decrease) in net assets	(559,319)	(1,579,295)	73,711	232,455	(170,875)

Net assets:
Beginning of period	4,171,625	25,020,315	1,032,377	5,129,374	10,013,308
End of period	$3,612,306	$23,441,020	$1,106,088	$5,361,829	$9,842,433

The accompanying notes are an integral part of these financial statements.
SA-52

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$15,823	$300,403	$106,172	$150,852
Net realized gain (loss) on security transactions	(812,373)	(69,473)	(7,010)	46,870	(20,114)
Net realized gain distributions	756,386	394,217	—	202,913	—
Change in unrealized appreciation (depreciation)	(97,951)	793,098	247,642	1,233,814	39,415

Net increase (decrease) in net assets resulting from operations	(153,938)	1,133,665	541,035	1,589,769	170,153

Unit transactions:
Purchases	36,613	139,780	230,509	369,204	336,143
Net transfers	(2,792,634)	(406,325)	15,739	(189,974)	(166,733)
Surrenders for benefit payments and fees	(62,973)	(90,567)	(241,695)	(400,903)	(238,435)
Other transactions	4	—	—	1	25
Death benefits	(2,767)	(45,943)	(65,273)	(199,685)	(18,169)
Net loan activity	(117,430)	(24,899)	(27,206)	(3,175)	7,808
Cost of insurance and other fees	(32,887)	(143,070)	(250,319)	(346,146)	(322,787)

Net increase (decrease) in net assets resulting from unit transactions	(2,972,074)	(571,024)	(338,245)	(770,678)	(402,148)

Net increase (decrease) in net assets	(3,126,012)	562,641	202,790	819,091	(231,995)

Net assets:
Beginning of period	3,126,012	5,025,799	8,061,080	11,266,539	10,053,323
End of period	$—	$5,588,440	$8,263,870	$12,085,630	$9,821,328

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-53

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$18,376	$—	$416,730	$587,499	$191,788
Net realized gain (loss) on security transactions	56,833	188,209	81,063	160,037	161,598
Net realized gain distributions	87,900	798,135	—	680,807	537,518
Change in unrealized appreciation (depreciation)	241,525	2,581,693	484,362	1,022,922	(555,128)

Net increase (decrease) in net assets resulting from operations	404,634	3,568,037	982,155	2,451,265	335,776

Unit transactions:
Purchases	97,695	200,541	345,442	975,818	342,116
Net transfers	(155,303)	298,848	(107,172)	18,549	(960,431)
Surrenders for benefit payments and fees	(92,768)	(110,158)	(183,974)	(937,243)	(346,695)
Other transactions	—	(26)	—	51	—
Death benefits	(6,157)	(12,369)	(342,913)	(221,540)	(63,376)
Net loan activity	(1,824)	(74,951)	(19,909)	(33,618)	(58,561)
Cost of insurance and other fees	(135,431)	(312,143)	(559,361)	(1,184,207)	(408,089)

Net increase (decrease) in net assets resulting from unit transactions	(293,788)	(10,258)	(867,887)	(1,382,190)	(1,495,036)

Net increase (decrease) in net assets	110,846	3,557,779	114,268	1,069,075	(1,159,260)

Net assets:
Beginning of period	3,155,397	8,049,165	11,972,344	26,808,671	13,879,356
End of period	$3,266,243	$11,606,944	$12,086,612	$27,877,746	$12,720,096

The accompanying notes are an integral part of these financial statements.
SA-54

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$52,306	$32,788	$8,580	$—
Net realized gain (loss) on security transactions	128,032	149,391	8,986	9,638	17,995
Net realized gain distributions	456,671	433,763	277,677	34,212	218,522
Change in unrealized appreciation (depreciation)	375,901	2,392,917	55,993	430,727	2,146,122

Net increase (decrease) in net assets resulting from operations	960,604	3,028,377	375,444	483,157	2,382,639

Unit transactions:
Purchases	—	427,126	107,909	71,631	—
Net transfers	(46,798)	(403,547)	25,835	16,923	(273,349)
Surrenders for benefit payments and fees	(207,951)	(369,610)	(149,085)	(43,581)	(163,667)
Other transactions	—	—	—	—	26
Death benefits	(144)	(141,182)	(26)	(59,369)	(173,914)
Net loan activity	(60,003)	(30,993)	(56,249)	(5,029)	(28,183)
Cost of insurance and other fees	(99,354)	(448,846)	(91,565)	(74,386)	(185,116)

Net increase (decrease) in net assets resulting from unit transactions	(414,250)	(967,052)	(163,181)	(93,811)	(824,203)

Net increase (decrease) in net assets	546,354	2,061,325	212,263	389,346	1,558,436

Net assets:
Beginning of period	2,889,289	12,019,947	2,895,115	2,524,144	5,622,873
End of period	$3,435,643	$14,081,272	$3,107,378	$2,913,490	$7,181,309

The accompanying notes are an integral part of these financial statements.
SA-55

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$11,076	$187,911	$5,721	$14,060	$6,775
Net realized gain (loss) on security transactions	(6,303)	12,043	(1,527)	18,109	11,584
Net realized gain distributions	—	654,568	5,162	29,829	86,153
Change in unrealized appreciation (depreciation)	(6,760)	(393,568)	22,150	270,344	44,829

Net increase (decrease) in net assets resulting from operations	(1,987)	460,954	31,506	332,342	149,341

Unit transactions:
Purchases	—	—	—	123,459	—
Net transfers	(4,322)	(48,999)	974	(127,760)	(13,900)
Surrenders for benefit payments and fees	(538)	(367,441)	(4,368)	(189,857)	(7,586)
Other transactions	—	—	—	—	—
Death benefits	—	(317,500)	(14,717)	(40,646)	(3,792)
Net loan activity	(366)	(9,606)	(42)	166,602	(2,793)
Cost of insurance and other fees	(5,949)	(489,987)	(11,149)	(218,517)	(35,033)

Net increase (decrease) in net assets resulting from unit transactions	(11,175)	(1,233,533)	(29,302)	(286,719)	(63,104)

Net increase (decrease) in net assets	(13,162)	(772,579)	2,204	45,623	86,237

Net assets:
Beginning of period	152,652	10,919,448	273,773	3,837,855	965,603
End of period	$139,490	$10,146,869	$275,977	$3,883,478	$1,051,840

The accompanying notes are an integral part of these financial statements.
SA-56

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$305,113	$322,225	$152,784	$422	$6,812
Net realized gain (loss) on security transactions	(226,009)	(47,176)	(100,918)	7,192	(7,306)
Net realized gain distributions	—	57,026	—	—	3,613
Change in unrealized appreciation (depreciation)	163,302	35,072	1,001,213	31,881	6,759

Net increase (decrease) in net assets resulting from operations	242,406	367,147	1,053,079	39,495	9,878

Unit transactions:
Purchases	178,366	206,432	403,880	—	—
Net transfers	(9,303)	(45,598)	117,180	(106)	(575)
Surrenders for benefit payments and fees	(281,343)	(295,642)	(409,524)	(16,150)	(2,529)
Other transactions	—	—	—	—	—
Death benefits	(259,624)	(644,860)	(66,678)	(3,380)	(2,949)
Net loan activity	8,506	(3,808)	(16,340)	(5,424)	(374)
Cost of insurance and other fees	(271,950)	(351,376)	(583,157)	(7,652)	(12,110)

Net increase (decrease) in net assets resulting from unit transactions	(635,348)	(1,134,852)	(554,639)	(32,712)	(18,537)

Net increase (decrease) in net assets	(392,942)	(767,705)	498,440	6,783	(8,659)

Net assets:
Beginning of period	5,610,492	6,458,823	9,029,445	167,688	297,118
End of period	$5,217,550	$5,691,118	$9,527,885	$174,471	$288,459

The accompanying notes are an integral part of these financial statements.
SA-57

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$7,545	$67	$72,496	$49,080	$69,652
Net realized gain (loss) on security transactions	8,259	—	164,189	(467,267)	(91,815)
Net realized gain distributions	25,685	—	962,423	—	—
Change in unrealized appreciation (depreciation)	69,107	—	1,856,014	573,001	(55,187)

Net increase (decrease) in net assets resulting from operations	110,596	67	3,055,122	154,814	(77,350)

Unit transactions:
Purchases	—	—	274,185	257,530	68,680
Net transfers	(318)	(12)	(210,609)	(116,173)	(308,039)
Surrenders for benefit payments and fees	(5,641)	—	(256,667)	(227,766)	(86,617)
Other transactions	—	—	—	—	—
Death benefits	(1,509)	—	(38,820)	(15,202)	(19,829)
Net loan activity	(343)	—	160,632	(16,459)	3,477
Cost of insurance and other fees	(25,258)	(860)	(548,218)	(184,838)	(72,728)

Net increase (decrease) in net assets resulting from unit transactions	(33,069)	(872)	(619,497)	(302,908)	(415,056)

Net increase (decrease) in net assets	77,527	(805)	2,435,625	(148,094)	(492,406)

Net assets:
Beginning of period	667,044	27,812	11,164,836	5,824,319	2,571,307
End of period	$744,571	$27,007	$13,600,461	$5,676,225	$2,078,901

The accompanying notes are an integral part of these financial statements.
SA-58

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,104,084	$303,778	$—	$53,624	$1,168,623
Net realized gain (loss) on security transactions	(525,670)	(315,617)	586,586	812,809	878,095
Net realized gain distributions	—	—	683,393	1,184,754	4,288,366
Change in unrealized appreciation (depreciation)	(1,330,154)	573,956	4,829,324	5,276,417	5,512,460

Net increase (decrease) in net assets resulting from operations	(751,740)	562,117	6,099,303	7,327,604	11,847,544

Unit transactions:
Purchases	469,524	542,405	142,538	612,574	1,822,815
Net transfers	(857,526)	(229,913)	1,762,654	400,160	(433,278)
Surrenders for benefit payments and fees	(869,413)	(386,455)	(79,607)	(919,252)	(2,264,080)
Other transactions	(54)	(28)	—	(82)	(249)
Death benefits	(403,481)	(120,382)	(49,502)	(386,818)	(2,167,011)
Net loan activity	12,033	16,271	(37,003)	86,670	182,312
Cost of insurance and other fees	(616,285)	(434,547)	(203,132)	(1,233,443)	(2,761,661)

Net increase (decrease) in net assets resulting from unit transactions	(2,265,202)	(612,649)	1,535,948	(1,440,191)	(5,621,152)

Net increase (decrease) in net assets	(3,016,942)	(50,532)	7,635,251	5,887,413	6,226,392

Net assets:
Beginning of period	14,443,328	11,426,134	3,714,773	19,796,215	67,284,779
End of period	$11,426,386	$11,375,602	$11,350,024	$25,683,628	$73,511,171

The accompanying notes are an integral part of these financial statements.
SA-59

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)	Putnam VT Global Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$112,187	$205,925	$152,706	$702	$440,374
Net realized gain (loss) on security transactions	(12,385)	(171,359)	137,687	21,703	(104,365)
Net realized gain distributions	331,840	—	614,852	3,553	—
Change in unrealized appreciation (depreciation)	(5,807)	(118,742)	(515,552)	17,586	63,200

Net increase (decrease) in net assets resulting from operations	425,835	(84,176)	389,693	43,544	399,209

Unit transactions:
Purchases	313,786	80,189	310,582	19,231	370,667
Net transfers	(278,208)	(633,200)	(827,194)	(6,893)	17,462
Surrenders for benefit payments and fees	(876,501)	(70,324)	(146,017)	(44,762)	(172,868)
Other transactions	—	—	—	—	—
Death benefits	(84,340)	(31,562)	(109,570)	—	(85,446)
Net loan activity	32,410	(16,774)	25,857	(32)	(17,654)
Cost of insurance and other fees	(242,630)	(78,159)	(391,755)	(15,770)	(377,506)

Net increase (decrease) in net assets resulting from unit transactions	(1,135,483)	(749,830)	(1,138,097)	(48,226)	(265,345)

Net increase (decrease) in net assets	(709,648)	(834,006)	(748,404)	(4,682)	133,864

Net assets:
Beginning of period	8,273,512	2,952,285	10,622,957	465,415	8,394,490
End of period	$7,563,864	$2,118,279	$9,874,553	$460,733	$8,528,354

The accompanying notes are an integral part of these financial statements.
SA-60

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2020

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)
Operations:
Net investment income (loss)	$453,490	$61,553	$11,077	$1,693	$—
Net realized gain (loss) on security transactions	(26,052)	(11,280)	73,515	81,135	58,151
Net realized gain distributions	84,161	—	231,966	239,423	—
Change in unrealized appreciation (depreciation)	14,451	420,358	424,032	1,504,771	1,086,053

Net increase (decrease) in net assets resulting from operations	526,050	470,631	740,590	1,827,022	1,144,204

Unit transactions:
Purchases	404,923	223,174	87,036	149,025	—
Net transfers	(39,121)	5,908	(13,803)	2,697,712	2,310,066
Surrenders for benefit payments and fees	(348,095)	(65,142)	(85,778)	(122,579)	(11,732)
Other transactions	25	—	—	—	—
Death benefits	(48,341)	(90,392)	(1,353)	(3,504)	—
Net loan activity	(5,400)	39,336	(38,938)	65,935	(41,276)
Cost of insurance and other fees	(393,669)	(154,362)	(99,209)	(152,042)	(58,633)

Net increase (decrease) in net assets resulting from unit transactions	(429,678)	(41,478)	(152,045)	2,634,547	2,198,425

Net increase (decrease) in net assets	96,372	429,153	588,545	4,461,569	3,342,629

Net assets:
Beginning of period	9,548,410	4,058,500	2,822,566	3,912,629	—
End of period	$9,644,782	$4,487,653	$3,411,111	$8,374,198	$3,342,629

(1) See Note 1 for disclosure of changes in Sub-Accounts.

The accompanying notes are an integral part of these financial statements.
SA-61

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	AB VPS International Growth Portfolio (Class B)	AB VPS International Value Portfolio (Class B)	AB VPS Small/Mid Cap Value Portfolio (Class B)	American Funds IS Asset Allocation Fund (Class 2)	American Funds IS Blue Chip Income and Growth Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$5,297	$42,819	$37,069	$1,834,750	$1,287,100
Net realized gain (loss) on security transactions	(6,975)	(346,455)	(39,218)	2,084,298	617,844
Net realized gain distributions	47,112	—	1,280,354	4,860,278	4,985,090
Change in unrealized appreciation (depreciation)	409,705	1,155,130	819,111	9,674,523	5,412,750

Net increase (decrease) in net assets resulting from operations	455,139	851,494	2,097,316	18,453,849	12,302,784

Unit transactions:
Purchases	—	—	411,624	3,235,473	2,099,605
Net transfers	(45,390)	(287,976)	(111,392)	171,643	(516,651)
Surrenders for benefit payments and fees	(99,466)	(174,517)	(492,851)	(5,569,565)	(3,086,072)
Other transactions	—	—	26	(81)	(58)
Death benefits	(2,608)	(33,742)	(44,174)	(948,063)	(622,479)
Net loan activity	(7,388)	(37,137)	(97,428)	(491,643)	(245,023)
Cost of insurance and other fees	(54,298)	(191,003)	(379,685)	(4,311,699)	(2,430,739)

Net increase (decrease) in net assets resulting from unit transactions	(209,150)	(724,375)	(713,880)	(7,913,935)	(4,801,417)

Net increase (decrease) in net assets	245,989	127,119	1,383,436	10,539,914	7,501,367

Net assets:
Beginning of period	1,759,009	5,397,151	10,752,988	90,658,668	59,548,559
End of period	$2,004,998	$5,524,270	$12,136,424	$101,198,582	$67,049,926

The accompanying notes are an integral part of these financial statements.
SA-62

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	American Funds IS Bond Fund (Class 2)	American Funds IS Global Growth Fund (Class 2)	American Funds IS Global Small Capitalization Fund (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,152,418	$829,896	$47,696	$2,118,249	$3,830,601
Net realized gain (loss) on security transactions	(43,664)	1,703,103	569,291	4,770,690	2,973,104
Net realized gain distributions	—	4,139,015	1,931,700	29,907,406	23,185,549
Change in unrealized appreciation (depreciation)	2,854,658	15,504,965	5,598,889	38,639,149	22,583,447

Net increase (decrease) in net assets resulting from operations	3,963,412	22,176,979	8,147,576	75,435,494	52,572,701

Unit transactions:
Purchases	2,266,087	2,231,553	1,131,985	8,138,966	6,686,429
Net transfers	708,829	(1,426,448)	(626,969)	(5,375,633)	(1,840,956)
Surrenders for benefit payments and fees	(1,707,195)	(2,892,963)	(1,333,867)	(12,687,228)	(8,457,092)
Other transactions	216	253	1,027	(6,579)	2,317
Death benefits	(554,387)	(705,560)	(389,377)	(2,517,325)	(2,818,439)
Net loan activity	88,478	(225,581)	(90,983)	(622,125)	(394,581)
Cost of insurance and other fees	(2,209,052)	(2,580,519)	(1,132,196)	(9,971,039)	(8,421,560)

Net increase (decrease) in net assets resulting from unit transactions	(1,407,024)	(5,599,265)	(2,440,380)	(23,040,963)	(15,243,882)

Net increase (decrease) in net assets	2,556,388	16,577,714	5,707,196	52,394,531	37,328,819

Net assets:
Beginning of period	42,541,741	64,918,908	26,712,331	255,050,189	207,019,766
End of period	$45,098,129	$81,496,622	$32,419,527	$307,444,720	$244,348,585

The accompanying notes are an integral part of these financial statements.
SA-63

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	American Funds IS International Fund (Class 2)	American Funds IS New World Fund (Class 2)	Fidelity® VIP Asset Manager Portfolio (Initial Class)	Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$925,273	$311,564	$12,597	$539,415	$87,490
Net realized gain (loss) on security transactions	360,191	487,202	(6,387)	18,082	9,559
Net realized gain distributions	1,626,723	1,249,271	30,008	1,705,455	68,798
Change in unrealized appreciation (depreciation)	10,163,806	6,216,259	82,857	4,185,152	180,809

Net increase (decrease) in net assets resulting from operations	13,075,993	8,264,296	119,075	6,448,104	346,656

Unit transactions:
Purchases	2,589,600	1,306,155	—	846,895	67,408
Net transfers	(728,622)	(600,030)	(3,365)	(482,442)	3,543,135
Surrenders for benefit payments and fees	(3,177,443)	(1,590,039)	(6,293)	(783,498)	(181,763)
Other transactions	—	(50)	(25)	117	—
Death benefits	(546,293)	(221,016)	(8,200)	(335,440)	—
Net loan activity	(14,785)	(115,369)	(77)	(44,421)	(67)
Cost of insurance and other fees	(2,418,895)	(1,209,206)	(37,900)	(1,265,762)	(62,840)

Net increase (decrease) in net assets resulting from unit transactions	(4,296,438)	(2,429,555)	(55,860)	(2,064,551)	3,365,873

Net increase (decrease) in net assets	8,779,555	5,834,741	63,215	4,383,553	3,712,529

Net assets:
Beginning of period	58,787,934	29,256,003	673,969	24,389,135	1,157,250
End of period	$67,567,489	$35,090,744	$737,184	$28,772,688	$4,869,779

The accompanying notes are an integral part of these financial statements.
SA-64

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$20,234	$63,230	$370,850	$113,255	$194,851
Net realized gain (loss) on security transactions	11,292	21,533	—	651,156	(173,697)
Net realized gain distributions	59,307	120,753	—	6,113,706	3,245,482
Change in unrealized appreciation (depreciation)	111,203	529,083	—	7,276,531	2,658,401

Net increase (decrease) in net assets resulting from operations	202,036	734,599	370,850	14,154,648	5,925,037

Unit transactions:
Purchases	40,903	93,971	4,603,861	1,856,342	1,113,013
Net transfers	647,847	271,586	10,819,236	(1,229,499)	(790,283)
Surrenders for benefit payments and fees	(119,917)	(14,305)	(9,744,350)	(4,904,682)	(1,429,752)
Other transactions	—	—	100	(50)	80
Death benefits	—	—	(81,402)	(253,899)	(202,929)
Net loan activity	16,468	8,949	211,999	15,770	(5,920)
Cost of insurance and other fees	(49,943)	(156,240)	(1,771,901)	(1,955,778)	(1,065,052)

Net increase (decrease) in net assets resulting from unit transactions	535,358	203,961	4,037,543	(6,471,796)	(2,380,843)

Net increase (decrease) in net assets	737,394	938,560	4,408,393	7,682,852	3,544,194

Net assets:
Beginning of period	1,056,998	2,897,371	17,634,325	47,931,709	26,362,982
End of period	$1,794,392	$3,835,931	$22,042,718	$55,614,561	$29,907,176

The accompanying notes are an integral part of these financial statements.
SA-65

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Fidelity® VIP Overseas Portfolio (Initial Class)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Global Discovery VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	Franklin Small Cap Value VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$8,097	$2,015,860	$433,130	$841,217	$277,645
Net realized gain (loss) on security transactions	3,164	(75,550)	(309,441)	22,750	(286,714)
Net realized gain distributions	16,865	609,268	2,720,819	4,498,020	4,423,073
Change in unrealized appreciation (depreciation)	86,317	2,942,851	2,879,631	4,054,286	1,737,357

Net increase (decrease) in net assets resulting from operations	114,443	5,492,429	5,724,139	9,416,273	6,151,361

Unit transactions:
Purchases	—	1,431,707	1,049,943	(26)	940,225
Net transfers	43	(690,475)	(1,131,226)	(1,461,637)	(398,453)
Surrenders for benefit payments and fees	(9,654)	(1,844,872)	(1,366,277)	(1,747,319)	(1,281,598)
Other transactions	—	28	—	62	25
Death benefits	(517)	(152,001)	(305,303)	(455,000)	(160,547)
Net loan activity	(3,364)	70,559	83,343	(391,301)	(76,466)
Cost of insurance and other fees	(21,337)	(1,490,655)	(994,235)	(1,704,674)	(968,342)

Net increase (decrease) in net assets resulting from unit transactions	(34,829)	(2,675,709)	(2,663,755)	(5,759,895)	(1,945,156)

Net increase (decrease) in net assets	79,614	2,816,720	3,060,384	3,656,378	4,206,205

Net assets:
Beginning of period	424,789	34,932,966	24,302,050	44,054,537	24,276,309
End of period	$504,403	$37,749,686	$27,362,434	$47,710,915	$28,482,514

The accompanying notes are an integral part of these financial statements.
SA-66

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Franklin Strategic Income VIP Fund (Class 1)	Putnam VT George Putnam Balanced Fund (Class IA)	Hartford Balanced HLS Fund (Class IA)	Hartford Capital Appreciation HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$577,907	$5,905	$1,346,380	$2,271,991	$238,565
Net realized gain (loss) on security transactions	(72,788)	5,147	1,040,014	(339,723)	251,224
Net realized gain distributions	—	17,014	6,029,029	21,054,919	3,052,858
Change in unrealized appreciation (depreciation)	357,928	51,566	5,909,160	28,260,338	4,141,319

Net increase (decrease) in net assets resulting from operations	863,047	79,632	14,324,583	51,247,525	7,683,966

Unit transactions:
Purchases	387,712	—	2,928,186	6,037,209	772,686
Net transfers	6,510	(3,416)	390,652	(4,034,195)	(577,380)
Surrenders for benefit payments and fees	(354,089)	(3,773)	(2,790,536)	(8,533,752)	(1,289,963)
Other transactions	(26)	—	(103)	(618)	197
Death benefits	(184,668)	(4,101)	(1,216,882)	(3,029,378)	(460,145)
Net loan activity	(145,654)	(62)	(133,020)	(432,428)	(73,139)
Cost of insurance and other fees	(400,319)	(20,436)	(4,157,559)	(8,579,374)	(1,103,386)

Net increase (decrease) in net assets resulting from unit transactions	(690,534)	(31,788)	(4,979,262)	(18,572,536)	(2,731,130)

Net increase (decrease) in net assets	172,513	47,844	9,345,321	32,674,989	4,952,836

Net assets:
Beginning of period	10,467,918	340,875	64,851,393	169,972,722	23,663,076
End of period	$10,640,431	$388,719	$74,196,714	$202,647,711	$28,615,912

The accompanying notes are an integral part of these financial statements.
SA-67

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Hartford Dividend and Growth HLS Fund (Class IA)	Hartford Global Growth HLS Fund (Class IA)	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford High Yield HLS Fund (Class IA)	Hartford International Opportunities HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$2,503,201	$14,423	$—	$340,265	$827,986
Net realized gain (loss) on security transactions	243,248	125,163	474,533	(40,876)	454,301
Net realized gain distributions	15,325,730	508,529	10,063,378	—	1,692,545
Change in unrealized appreciation (depreciation)	14,219,591	362,269	2,272,441	442,428	7,210,978

Net increase (decrease) in net assets resulting from operations	32,291,770	1,010,384	12,810,352	741,817	10,185,810

Unit transactions:
Purchases	4,019,726	49,037	1,642,120	164,511	2,096,195
Net transfers	(1,045,546)	(166,345)	134,293	364,892	(445,019)
Surrenders for benefit payments and fees	(5,707,651)	(636,722)	(2,311,123)	(292,182)	(2,191,724)
Other transactions	(294)	—	24	—	(1,089)
Death benefits	(1,184,701)	(249,606)	(225,501)	(102,855)	(350,516)
Net loan activity	(353,537)	6,772	(167,446)	(20,203)	(13,957)
Cost of insurance and other fees	(5,328,269)	(96,429)	(1,800,713)	(173,666)	(1,892,655)

Net increase (decrease) in net assets resulting from unit transactions	(9,600,272)	(1,093,293)	(2,728,346)	(59,503)	(2,798,765)

Net increase (decrease) in net assets	22,691,498	(82,909)	10,082,006	682,314	7,387,045

Net assets:
Beginning of period	117,169,508	3,736,272	42,480,440	4,914,908	39,492,219
End of period	$139,861,006	$3,653,363	$52,562,446	$5,597,222	$46,879,264

The accompanying notes are an integral part of these financial statements.
SA-68

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Hartford MidCap HLS Fund (Class IA)	Hartford MidCap Value HLS Fund (Class IA)	Hartford Small Company HLS Fund (Class IA)	Hartford Stock HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$132,632	$138,288	$—	$1,488,884	$3,394,362
Net realized gain (loss) on security transactions	2,393,659	(266,897)	415,121	2,980,320	(116,793)
Net realized gain distributions	11,022,943	1,706,006	6,118,963	7,671,737	—
Change in unrealized appreciation (depreciation)	7,174,773	2,073,808	3,582,937	12,107,390	5,397,069

Net increase (decrease) in net assets resulting from operations	20,724,007	3,651,205	10,117,021	24,248,331	8,674,638

Unit transactions:
Purchases	1,641,480	411,707	917,516	3,200,852	3,906,741
Net transfers	(1,701,604)	(343,599)	(157,811)	(1,198,886)	726,871
Surrenders for benefit payments and fees	(4,154,880)	(1,007,420)	(1,460,131)	(3,932,802)	(4,032,294)
Other transactions	308	—	(314)	(97)	(1,640)
Death benefits	(1,286,047)	(110,380)	(429,837)	(1,180,012)	(1,083,665)
Net loan activity	(167,915)	(34,152)	(62,096)	(506,599)	(152,873)
Cost of insurance and other fees	(3,022,131)	(561,819)	(1,309,648)	(4,587,398)	(4,242,920)

Net increase (decrease) in net assets resulting from unit transactions	(8,690,789)	(1,645,663)	(2,502,321)	(8,204,942)	(4,879,780)

Net increase (decrease) in net assets	12,033,218	2,005,542	7,614,700	16,043,389	3,794,858

Net assets:
Beginning of period	65,860,143	12,368,277	28,107,152	80,148,088	83,168,017
End of period	$77,893,361	$14,373,819	$35,721,852	$96,191,477	$86,962,875

The accompanying notes are an integral part of these financial statements.
SA-69

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Hartford Ultrashort Bond HLS Fund (Class IA)	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Value HLS Fund (Class IA)	Invesco V.I. American Franchise Fund (Series I)	Invesco V.I. American Value Fund (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$668,012	$242,644	$249,111	$—	$13,306
Net realized gain (loss) on security transactions	106,261	(21,082)	162,445	274,733	(35,364)
Net realized gain distributions	—	—	1,250,539	368,003	236,454
Change in unrealized appreciation (depreciation)	195,245	252,810	1,349,849	169,760	517,528

Net increase (decrease) in net assets resulting from operations	969,518	474,372	3,011,944	812,496	731,924

Unit transactions:
Purchases	4,751,232	453,342	498,327	135,636	104,875
Net transfers	67,180	637,013	(244,964)	(111,332)	(274,800)
Surrenders for benefit payments and fees	(2,257,109)	(270,275)	(584,501)	(57,266)	(157,345)
Other transactions	901	(27)	—	—	—
Death benefits	(237,113)	(29,657)	(120,017)	(450)	(45,382)
Net loan activity	353,011	(58,275)	(47,427)	(26,220)	14,700
Cost of insurance and other fees	(4,136,969)	(533,231)	(512,597)	(127,671)	(128,963)

Net increase (decrease) in net assets resulting from unit transactions	(1,458,867)	198,890	(1,011,179)	(187,303)	(486,915)

Net increase (decrease) in net assets	(489,349)	673,262	2,000,765	625,193	245,009

Net assets:
Beginning of period	34,847,121	9,222,604	11,312,306	2,377,171	3,159,128
End of period	$34,357,772	$9,895,866	$13,313,071	$3,002,364	$3,404,137

The accompanying notes are an integral part of these financial statements.
SA-70

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Invesco V.I. Balanced-Risk Allocation Fund (Series I)	Invesco V.I. Comstock Fund (Series II)	Invesco V.I. Core Equity Fund (Series I)	Invesco V.I. International Growth Fund (Series I)	Invesco V.I. Mid Cap Core Equity Fund (Series I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$406,338	$9,633	$76,332	$47,060
Net realized gain (loss) on security transactions	(67,366)	350,672	11,970	114,267	(78,447)
Net realized gain distributions	—	3,102,758	117,073	308,355	1,032,056
Change in unrealized appreciation (depreciation)	636,675	1,435,414	116,052	704,048	1,174,771

Net increase (decrease) in net assets resulting from operations	569,309	5,295,182	254,728	1,203,002	2,175,440

Unit transactions:
Purchases	110,080	844,449	38	154,499	89
Net transfers	(119,351)	(999,315)	(94,591)	(71,894)	(231,459)
Surrenders for benefit payments and fees	(104,352)	(1,367,511)	(24,004)	(305,767)	(511,560)
Other transactions	(25)	—	—	(26)	(26)
Death benefits	(70,824)	(97,096)	(464)	(137,513)	(126,757)
Net loan activity	(6,207)	122,144	(8,589)	(3,582)	(60,183)
Cost of insurance and other fees	(138,104)	(910,877)	(42,111)	(149,600)	(334,954)

Net increase (decrease) in net assets resulting from unit transactions	(328,783)	(2,408,206)	(169,721)	(513,883)	(1,264,850)

Net increase (decrease) in net assets	240,526	2,886,976	85,007	689,119	910,590

Net assets:
Beginning of period	3,931,099	22,133,339	947,370	4,440,255	9,102,718
End of period	$4,171,625	$25,020,315	$1,032,377	$5,129,374	$10,013,308

The accompanying notes are an integral part of these financial statements.
SA-71

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco V.I. Small Cap Equity Fund (Series I)	Lord Abbett Bond Debenture Portfolio (Class VC)	Lord Abbett Dividend Growth Portfolio (Class VC)	Lord Abbett Growth and Income Portfolio (Class VC)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$—	$307,143	$166,833	$158,116
Net realized gain (loss) on security transactions	27,321	7,851	17,951	48,931	71,152
Net realized gain distributions	406,065	594,571	—	552,106	638,012
Change in unrealized appreciation (depreciation)	322,478	526,059	628,776	1,730,279	1,001,903

Net increase (decrease) in net assets resulting from operations	755,864	1,128,481	953,870	2,498,149	1,869,183

Unit transactions:
Purchases	103,351	148,834	224,576	331,637	369,803
Net transfers	207,702	(127,425)	757,208	(836,333)	225,664
Surrenders for benefit payments and fees	(163,765)	(283,610)	(448,582)	(366,118)	(323,663)
Other transactions	—	—	26	(27)	(26)
Death benefits	(13,904)	(39,613)	(59,210)	(19,802)	(56,818)
Net loan activity	(21,122)	(27,964)	(41,768)	(95,322)	3,857
Cost of insurance and other fees	(93,303)	(152,948)	(248,035)	(356,728)	(330,155)

Net increase (decrease) in net assets resulting from unit transactions	18,959	(482,726)	184,215	(1,342,693)	(111,338)

Net increase (decrease) in net assets	774,823	645,755	1,138,085	1,155,456	1,757,845

Net assets:
Beginning of period	2,351,189	4,380,044	6,922,995	10,111,083	8,295,478
End of period	$3,126,012	$5,025,799	$8,061,080	$11,266,539	$10,053,323

The accompanying notes are an integral part of these financial statements.
SA-72

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	MFS® Investors Trust Series (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Value Series (Initial Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$20,557	$—	$393,445	$611,860	$277,931
Net realized gain (loss) on security transactions	39,117	181,950	16,867	402,004	249,958
Net realized gain distributions	174,774	1,353,274	—	696,436	584,951
Change in unrealized appreciation (depreciation)	550,958	956,212	717,828	3,078,987	2,229,023

Net increase (decrease) in net assets resulting from operations	785,406	2,491,436	1,128,140	4,789,287	3,341,863

Unit transactions:
Purchases	97,966	222,378	397,084	1,008,394	409,594
Net transfers	(107,154)	346,109	128,571	(532,274)	130,339
Surrenders for benefit payments and fees	(22,949)	(580,672)	(335,677)	(1,040,324)	(1,363,892)
Other transactions	—	—	—	50	(26)
Death benefits	(361)	(164,912)	(165,960)	(249,498)	(169,338)
Net loan activity	192	(3,786)	(13,961)	(174,889)	(44,986)
Cost of insurance and other fees	(136,307)	(290,975)	(552,147)	(1,128,321)	(446,289)

Net increase (decrease) in net assets resulting from unit transactions	(168,613)	(471,858)	(542,090)	(2,116,862)	(1,484,598)

Net increase (decrease) in net assets	616,793	2,019,578	586,050	2,672,425	1,857,265

Net assets:
Beginning of period	2,538,604	6,029,587	11,386,294	24,136,246	12,022,091
End of period	$3,155,397	$8,049,165	$11,972,344	$26,808,671	$13,879,356

The accompanying notes are an integral part of these financial statements.
SA-73

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	Invesco Oppenheimer V.I. Global Fund (Series II)	Invesco Oppenheimer V.I. Main Street Fund® (Series II)	Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	Putnam VT Small Cap Growth Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$—	$72,774	$22,228	$—	$—
Net realized gain (loss) on security transactions	74,809	144,767	12,225	(1,321)	(54,800)
Net realized gain distributions	255,586	1,643,489	440,942	232,023	672,847
Change in unrealized appreciation (depreciation)	496,633	1,174,327	255,042	303,221	1,060,587

Net increase (decrease) in net assets resulting from operations	827,028	3,035,357	730,437	533,923	1,678,634

Unit transactions:
Purchases	—	463,273	112,015	77,309	74,662
Net transfers	(326,618)	(482,334)	1,527	172,091	(288,765)
Surrenders for benefit payments and fees	(67,229)	(482,960)	(179,859)	(148,247)	(184,929)
Other transactions	—	—	—	—	—
Death benefits	(6,283)	(46,673)	(16,452)	(66,378)	(14,357)
Net loan activity	(5,669)	(60,637)	(16,587)	(2,780)	(31,309)
Cost of insurance and other fees	(93,292)	(435,769)	(93,487)	(78,847)	(208,585)

Net increase (decrease) in net assets resulting from unit transactions	(499,091)	(1,045,100)	(192,843)	(46,852)	(653,283)

Net increase (decrease) in net assets	327,937	1,990,257	537,594	487,071	1,025,351

Net assets:
Beginning of period	2,561,352	10,029,690	2,357,521	2,037,073	4,597,522
End of period	$2,889,289	$12,019,947	$2,895,115	$2,524,144	$5,622,873

The accompanying notes are an integral part of these financial statements.
SA-74

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Diversified Income Fund (Class IA)	Putnam VT Equity Income Fund (Class IA)	Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Global Equity Fund (Class IA)	Putnam VT Global Health Care Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$6,077	$233,338	$4,658	$165	$2,105
Net realized gain (loss) on security transactions	(13,307)	101,315	(1,573)	20,297	16,607
Net realized gain distributions	—	883,799	8,293	263,862	38,745
Change in unrealized appreciation (depreciation)	24,865	1,514,698	30,994	512,643	180,477

Net increase (decrease) in net assets resulting from operations	17,635	2,733,150	42,372	796,967	237,934

Unit transactions:
Purchases	—	—	—	125,030	—
Net transfers	—	(109,852)	(984)	365,244	(4,976)
Surrenders for benefit payments and fees	(22,993)	(409,247)	(4,674)	(99,289)	(30,385)
Other transactions	—	—	—	—	—
Death benefits	—	(58,786)	—	(23,748)	(52,464)
Net loan activity	(11)	(34,168)	(545)	(16,821)	(2,299)
Cost of insurance and other fees	(6,597)	(581,595)	(11,251)	(224,066)	(34,172)

Net increase (decrease) in net assets resulting from unit transactions	(29,601)	(1,193,648)	(17,454)	126,350	(124,296)

Net increase (decrease) in net assets	(11,966)	1,539,502	24,918	923,317	113,638

Net assets:
Beginning of period	164,618	9,379,946	248,855	2,914,538	851,965
End of period	$152,652	$10,919,448	$273,773	$3,837,855	$965,603

The accompanying notes are an integral part of these financial statements.
SA-75

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT High Yield Fund (Class IA)	Putnam VT Income Fund (Class IA)	Putnam VT International Equity Fund (Class IA)	Putnam VT Emerging Markets Equity Fund (Class IA)	Putnam VT International Value Fund (Class IA)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$341,910	$228,724	$139,025	$—	$8,911
Net realized gain (loss) on security transactions	(140,396)	(41,456)	(104,530)	1,785	(16,887)
Net realized gain distributions	—	46,690	14,829	18,494	16,924
Change in unrealized appreciation (depreciation)	554,570	528,663	1,855,631	15,091	45,519

Net increase (decrease) in net assets resulting from operations	756,084	762,621	1,904,955	35,370	54,467

Unit transactions:
Purchases	203,486	247,137	394,146	—	—
Net transfers	(142,727)	379,545	54,762	(2,367)	(1,007)
Surrenders for benefit payments and fees	(214,101)	(235,969)	(289,901)	(262)	(12,624)
Other transactions	—	—	—	—	—
Death benefits	(49,977)	(271,332)	(78,139)	—	(15,668)
Net loan activity	13,422	(28,995)	(17,075)	(597)	(460)
Cost of insurance and other fees	(320,234)	(401,920)	(603,391)	(10,060)	(16,872)

Net increase (decrease) in net assets resulting from unit transactions	(510,131)	(311,534)	(539,598)	(13,286)	(46,631)

Net increase (decrease) in net assets	245,953	451,087	1,365,357	22,084	7,836

Net assets:
Beginning of period	5,364,539	6,007,736	7,664,088	145,604	289,282
End of period	$5,610,492	$6,458,823	$9,029,445	$167,688	$297,118

The accompanying notes are an integral part of these financial statements.
SA-76

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Multi-Cap Core Fund (Class IA)	Putnam VT Government Money Market Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IA)	Putnam VT Small Cap Value Fund (Class IB)	Templeton Foreign VIP Fund (Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$8,198	$501	$68,700	$36,802	$46,202
Net realized gain (loss) on security transactions	9,158	—	460,324	(267,292)	(37,411)
Net realized gain distributions	62,001	—	1,398,208	593,291	27,578
Change in unrealized appreciation (depreciation)	87,405	—	1,251,454	809,873	269,439

Net increase (decrease) in net assets resulting from operations	166,762	501	3,178,686	1,172,674	305,808

Unit transactions:
Purchases	—	—	295,046	277,098	92,076
Net transfers	(71)	—	(35,433)	(141,974)	(118,849)
Surrenders for benefit payments and fees	(4,743)	—	(867,047)	(168,623)	(142,651)
Other transactions	—	—	—	26	—
Death benefits	(1,396)	—	(126,224)	(10,465)	(33,994)
Net loan activity	(1,704)	—	(12,460)	(7,397)	2,274
Cost of insurance and other fees	(28,756)	(868)	(550,765)	(218,904)	(91,573)

Net increase (decrease) in net assets resulting from unit transactions	(36,670)	(868)	(1,296,883)	(270,239)	(292,717)

Net increase (decrease) in net assets	130,092	(367)	1,881,803	902,435	13,091

Net assets:
Beginning of period	536,952	28,179	9,283,033	4,921,884	2,558,216
End of period	$667,044	$27,812	$11,164,836	$5,824,319	$2,571,307

The accompanying notes are an integral part of these financial statements.
SA-77

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Templeton Global Bond VIP Fund (Class 2)	Templeton Growth VIP Fund (Class 2)	Morgan Stanley VIF Discovery Portfolio (Class II)	Putnam VT Growth Opportunities Fund (Class IA)	BlackRock S&P 500 Index V.I. Fund (Class I)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$1,050,986	$311,189	$—	$64,902	$1,357,907
Net realized gain (loss) on security transactions	(77,489)	(264,801)	89,852	342,538	422,613
Net realized gain distributions	—	2,137,726	534,510	2,347,273	3,570,765
Change in unrealized appreciation (depreciation)	(664,871)	(626,262)	485,529	2,795,107	11,449,942

Net increase (decrease) in net assets resulting from operations	308,626	1,557,852	1,109,891	5,549,820	16,801,227

Unit transactions:
Purchases	543,819	564,666	82,168	622,879	1,760,749
Net transfers	(204,484)	(310,000)	445,985	223,463	2,594,195
Surrenders for benefit payments and fees	(553,121)	(440,419)	(755,834)	(502,646)	(4,390,720)
Other transactions	52	(26)	—	81	60
Death benefits	(213,945)	(130,701)	(16,811)	(165,996)	(1,652,545)
Net loan activity	(7,265)	1,701	1,167	(58,373)	(358,849)
Cost of insurance and other fees	(731,544)	(435,406)	(126,235)	(1,154,222)	(2,733,928)

Net increase (decrease) in net assets resulting from unit transactions	(1,166,488)	(750,185)	(369,560)	(1,034,814)	(4,781,038)

Net increase (decrease) in net assets	(857,862)	807,667	740,331	4,515,006	12,020,189

Net assets:
Beginning of period	15,301,190	10,618,467	2,974,442	15,281,209	55,264,590
End of period	$14,443,328	$11,426,134	$3,714,773	$19,796,215	$67,284,779

The accompanying notes are an integral part of these financial statements.
SA-78

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Putnam VT Diversified Income Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)	Putnam VT Global Equity Fund (Class IB)	Putnam VT High Yield Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$140,425	$97,085	$190,071	$—	$501,582
Net realized gain (loss) on security transactions	(14,693)	(30,640)	143,662	5,508	(68,264)
Net realized gain distributions	491,425	—	812,284	35,419	—
Change in unrealized appreciation (depreciation)	1,187,909	238,982	1,337,962	57,826	684,666

Net increase (decrease) in net assets resulting from operations	1,805,066	305,427	2,483,979	98,753	1,117,984

Unit transactions:
Purchases	311,864	88,595	344,000	18,869	354,899
Net transfers	33,676	189,139	607,453	(436)	(125,781)
Surrenders for benefit payments and fees	(349,198)	(162,560)	(461,529)	(11,468)	(374,922)
Other transactions	—	—	25	—	25
Death benefits	(13,016)	(65,156)	(21,299)	—	(101,760)
Net loan activity	(70,648)	(11,138)	(37,372)	(39)	(33,146)
Cost of insurance and other fees	(250,673)	(95,695)	(425,791)	(15,641)	(362,559)

Net increase (decrease) in net assets resulting from unit transactions	(337,995)	(56,815)	5,487	(8,715)	(643,244)

Net increase (decrease) in net assets	1,467,071	248,612	2,489,466	90,038	474,740

Net assets:
Beginning of period	6,806,441	2,703,673	8,133,491	375,377	7,919,750
End of period	$8,273,512	$2,952,285	$10,622,957	$465,415	$8,394,490

The accompanying notes are an integral part of these financial statements.
SA-79

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2019

	Putnam VT Income Fund (Class IB)	Putnam VT International Equity Fund (Class IB)	Putnam VT Sustainable Leaders Fund (Class IB)	Putnam VT Growth Opportunities Fund (Class IB)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Operations:
Net investment income (loss)	$302,183	$51,514	$12,979	$4,041
Net realized gain (loss) on security transactions	(76,210)	(15,740)	108,824	57,512
Net realized gain distributions	66,497	6,611	412,541	409,179
Change in unrealized appreciation (depreciation)	782,530	796,514	297,016	501,739

Net increase (decrease) in net assets resulting from operations	1,075,000	838,899	831,360	972,471

Unit transactions:
Purchases	429,153	243,956	86,600	120,401
Net transfers	(315,118)	(7,805)	(371,148)	677,099
Surrenders for benefit payments and fees	(323,791)	(256,436)	(177,100)	(184,499)
Other transactions	27	—	—	—
Death benefits	(32,147)	(55,331)	—	(5,107)
Net loan activity	(13,879)	9,640	74,452	(10,526)
Cost of insurance and other fees	(386,680)	(157,909)	(101,010)	(115,136)

Net increase (decrease) in net assets resulting from unit transactions	(642,435)	(223,885)	(488,206)	482,232

Net increase (decrease) in net assets	432,565	615,014	343,154	1,454,703

Net assets:
Beginning of period	9,115,845	3,443,486	2,479,412	2,457,926
End of period	$9,548,410	$4,058,500	$2,822,566	$3,912,629

The accompanying notes are an integral part of these financial statements.
SA-80

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization:

Separate Account VL I (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Sponsor Company is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

In 2020, the Account was comprised of the following Sub-Accounts:

AB VPS International Growth Portfolio (Class B)	Hartford Disciplined Equity HLS Fund (Class IA)
AB VPS International Value Portfolio (Class B)	Hartford Dividend and Growth HLS Fund (Class IA)
AB VPS Small/Mid Cap Value Portfolio (Class B)	Hartford Global Growth HLS Fund (Class IA) (merged
American Funds IS Asset Allocation Fund (Class 2)	September 18, 2020)
American Funds IS Blue Chip Income and Growth Fund	Hartford Growth Opportunities HLS Fund (Class IA) (merged
(Class 2)	September 18, 2020)
American Funds IS Bond Fund (Class 2)	Hartford High Yield HLS Fund (Class IA) (merged September
American Funds IS Global Growth Fund (Class 2)	25, 2020)
American Funds IS Global Small Capitalization Fund	Hartford International Opportunities HLS Fund
(Class 2)	(Class IA)
American Funds IS Growth Fund (Class 2)	Hartford MidCap HLS Fund (Class IA)
American Funds IS Growth-Income Fund (Class 2)	Hartford MidCap Value HLS Fund (Class IA) (merged
American Funds IS International Fund (Class 2)	September 18, 2020)
American Funds IS New World Fund (Class 2)	Hartford Small Company HLS Fund (Class IA)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	Hartford Stock HLS Fund (Class IA)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Hartford Total Return Bond HLS Fund (Class IA)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	Hartford Ultrashort Bond HLS Fund (Class IA)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	Hartford U.S. Government Securities HLS Fund (Class IA)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	(merged September 25, 2020)
Fidelity® VIP Government Money Market Portfolio	Hartford Value HLS Fund (Class IA) (merged September 18,
(Service Class)	2020)
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Invesco V.I. American Franchise Fund (Series I)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Invesco V.I. American Value Fund (Series II)
Fidelity® VIP Overseas Portfolio (Initial Class)	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Franklin Income VIP Fund (Class 2)	Invesco V.I. Comstock Fund (Series II)
Franklin Mutual Global Discovery VIP Fund (Class 2)	Invesco V.I. Core Equity Fund (Series I)
Franklin Mutual Shares VIP Fund (Class 2)	Invesco V.I. International Growth Fund (Series I)
Franklin Small Cap Value VIP Fund (Class 2)	Invesco V.I. Mid Cap Core Equity Fund (Series I)
Franklin Strategic Income VIP Fund (Class 1)	Invesco V.I. Mid Cap Growth Fund (Series I) (merged April 30,
Putnam VT George Putnam Balanced Fund (Class IA)	2020)
Hartford Balanced HLS Fund (Class IA)	Invesco V.I. Small Cap Equity Fund (Series I)
Hartford Capital Appreciation HLS Fund (Class IA)	Lord Abbett Bond Debenture Portfolio (Class VC)

SA-81

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization (continued):

Lord Abbett Dividend Growth Portfolio (Class VC)	Putnam VT Emerging Markets Equity Fund (Class IA)
(formerly Lord Abbett Calibrated Dividend Growth	(formerly Putnam VT International Growth Fund (Class IA))
Portfolio (Class VC))	Putnam VT International Value Fund (Class IA)
Lord Abbett Growth and Income Portfolio (Class VC)	Putnam VT Multi-Cap Core Fund (Class IA)
MFS® Investors Trust Series (Initial Class)	Putnam VT Government Money Market Fund (Class IA)
MFS® New Discovery Series (Initial Class)	Putnam VT Sustainable Leaders Fund (Class IA)
MFS® Total Return Bond Series (Initial Class)	Putnam VT Small Cap Value Fund (Class IB)
MFS® Total Return Series (Initial Class)	Templeton Foreign VIP Fund (Class 2)
MFS® Value Series (Initial Class)	Templeton Global Bond VIP Fund (Class 2)
Invesco Oppenheimer V.I. Capital Appreciation Fund	Templeton Growth VIP Fund (Class 2)
(Series II)	Morgan Stanley VIF Discovery Portfolio (Class II)
Invesco Oppenheimer V.I. Global Fund (Series II)	Putnam VT Growth Opportunities Fund (Class IA)
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	BlackRock S&P 500 Index V.I. Fund (Class I)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Fidelity® VIP Equity-Income Portfolio (Service Class 2)
(Series II)	Putnam VT Diversified Income Fund (Class IB)
Putnam VT Small Cap Growth Fund (Class IB)	Putnam VT Equity Income Fund (Class IB)
Putnam VT Diversified Income Fund (Class IA)	Putnam VT Global Equity Fund (Class IB)
Putnam VT Equity Income Fund (Class IA)	Putnam VT High Yield Fund (Class IB)
Putnam VT Global Asset Allocation Fund (Class IA)	Putnam VT Income Fund (Class IB)
Putnam VT Global Equity Fund (Class IA)	Putnam VT International Equity Fund (Class IB)
Putnam VT Global Health Care Fund (Class IA)	Putnam VT Sustainable Leaders Fund (Class IB)
Putnam VT High Yield Fund (Class IA)	Putnam VT Growth Opportunities Fund (Class IB)
Putnam VT Income Fund (Class IA)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Putnam VT International Equity Fund (Class IA)	(Series I) (available April 30, 2020)
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. The Account may invest in one or more share classes of a fund. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a fund is subject to a merger by the fund manager, the Sub-Account invested in the surviving fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are recorded at fair value and are reflected in the Statements of Changes in Net Assets as a net transfer and purchases and sales in Note 4. For the period ended December 31, 2020, the following transfers due to fund mergers were as follows:

Merger Date	Merged Sub-Account	Surviving Sub-Account	Assets Received
April 30, 2020	Invesco V.I. Mid Cap Growth Fund (Series I)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	$2,514,496
September 18, 2020	Hartford Global Growth HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	$3,524,724
September 18, 2020	Hartford Growth Opportunities HLS Fund (Class IA)	Hartford Disciplined Equity HLS Fund (Class IA)	$67,225,219
September 18, 2020	Hartford MidCap Value HLS Fund (Class IA)	Hartford MidCap HLS Fund (Class IA)	$11,183,292
September 18, 2020	Hartford Value HLS Fund (Class IA)	Hartford Dividend and Growth HLS Fund (Class IA)	$11,244,072

SA-82

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
1. Organization (continued):

Merger Date	Merged Sub-Account	Surviving Sub-Account	Assets Received
September 25, 2020	Hartford High Yield HLS Fund (Class IA)	Hartford Total Return Bond HLS Fund (Class IA)	$4,753,388
September 25, 2020	Hartford U.S. Government Securities HLS Fund (Class IA)	Hartford Ultrashort Bond HLS Fund (Class IA)	$10,371,872

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a)    Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date depending on the Funds and are reinvested in additional shares of the Funds. Net realized gain distributions are accrued as of the ex-dividend date and are reinvested in additional shares of the Funds. Net realized gain distributions represent those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)    Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c)    Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)    Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)    Mortality Risk - The mortality risk is fully borne by the Sponsor Company. In the event of a death, any contractual payments due in excess of the contract owner account value are the obligation of the Sponsor Company. The transfer of the existing contract owner account value is included in Death Benefits on the accompanying Statements of Changes in Net Assets.

f)    Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing

SA-83

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
2. Significant Accounting Policies:

net asset value as determined by the appropriate fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account can access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds that are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts.

g)    Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets. At this time, the Sponsor Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Sponsor Company and its operations in future periods.

SA-84

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges:
Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)    Cost of Insurance - In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges ("COI"), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract’s account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are included on the accompanying Statements of Changes in Net Assets.

b)    Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.40% of the Sub-Account’s average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in cost of insurance and other fees on the accompanying Statements of Changes in Net Assets.

c)    Administrative Charges - The Sponsor Company provides administrative services to the Account and charges the Account a maximum annual rate of $30 or a maximum of $10 plus $0.03 per $1,000 of basic face amount, or $15 plus $0.05 per $1,000 of supplemental face amount at the policy issue date for these services. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in cost of insurance and other fees on the accompanying Statements of Changes in Net Assets.

d)    Rider Charges - The Sponsor Company will charge an expense for various rider charges, which are deducted through the redemption of units from applicable contract owners’ accounts and are included in cost of insurance and other fees in the accompanying Statements of Changes in Net Assets. The various rider charges are as follows:

Rider Name	Increment	$ or %
Enhanced No Lapse Guarantee Rider	monthly, per $1,000 face amount	$0.10*
Term Insurance Rider	monthly, per $1,000 of the net amount at risk	$83.33*
Death Benefit Guarantee Charge	monthly, per $1,000 face amount	$0.06*
Deduction Amount Waiver Rider	of the monthly deduction amount	34.50%*
Waiver of Specified Amount Disability Benefit Rider	monthly, per $1 of specified amount	$0.199*
Accidental Death Benefit Rider	monthly, per $1,000 of the net amount at risk	$0.183*
Child Insurance Rider	monthly, per $1,000 of benefit	$0.50
Accelerated Death Benefit Rider	one time charge when benefit exercised	$300.00
Lifetime No Lapse Guarantee Rider	monthly, per $1,000 of the face amount	$0.06*
Single Life Yearly Renewable Term Life Insurance Rider	monthly, per $1,000 of the net amount at risk	$14.953*
Waiver of Scheduled Premium Option Rider	each time waived	11.00%
Estate Protection Rider	monthly, per $1,000 of the face amount	$0.7437*
Guaranteed Withdrawal Benefit	monthly, account value invested in the Eligible Investment Choices	0.0625%
Last Survivor Yearly Renewable Term	monthly, per $1,000 of the net amount at risk	$2.3245*

* Maximum charge

e)    Issue Charges - The Sponsor Company may make deductions to cover issue expenses at a maximum rate of $54.17 per $1,000 of the initial face value. These charges are deducted through the redemption of units from applicable contract owners’ accounts and are reflected in cost of insurance and other fees in the accompanying Statements of Changes in Net Assets.

SA-85

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
3. Administration of the Account and Related Charges (continued):
f)    Transactions with Related Parties - There are no transactions with related parties during the period ended December 31, 2020.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, excluding distributions received and reinvested, for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS International Growth Portfolio (Class B)	$6,371	$356,981
AB VPS International Value Portfolio (Class B)	1,622	655,656
AB VPS Small/Mid Cap Value Portfolio (Class B)	400,989	1,424,469
American Funds IS Asset Allocation Fund (Class 2)	2,632,969	9,886,638
American Funds IS Blue Chip Income and Growth Fund (Class 2)	866,206	4,794,032
American Funds IS Bond Fund (Class 2)	8,117,575	3,567,963
American Funds IS Global Growth Fund (Class 2)	921,722	7,843,621
American Funds IS Global Small Capitalization Fund (Class 2)	369,320	2,529,153
American Funds IS Growth Fund (Class 2)	1,148,160	32,985,044
American Funds IS Growth-Income Fund (Class 2)	988,159	18,256,515
American Funds IS International Fund (Class 2)	882,131	4,726,878
American Funds IS New World Fund (Class 2)	565,948	2,971,087
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	48,799
Fidelity® VIP Equity-Income Portfolio (Initial Class)	254,121	2,595,991
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	45,385	358,714
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	183,279	728,166
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	551,585	736,981
Fidelity® VIP Government Money Market Portfolio (Service Class)	39,972,115	29,156,862
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	1,596,850	5,968,425
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	1,157,704	3,619,948
Fidelity® VIP Overseas Portfolio (Initial Class)	—	104,877
Franklin Income VIP Fund (Class 2)	738,442	2,677,462
Franklin Mutual Global Discovery VIP Fund (Class 2)	610,970	2,751,268
Franklin Mutual Shares VIP Fund (Class 2)	109,074	5,079,554
Franklin Small Cap Value VIP Fund (Class 2)	772,100	2,322,015
Franklin Strategic Income VIP Fund (Class 1)	490,324	1,572,578
Putnam VT George Putnam Balanced Fund (Class IA)	—	34,430
Hartford Balanced HLS Fund (Class IA)	992,779	7,413,342
Hartford Capital Appreciation HLS Fund (Class IA)	1,518,043	20,599,268
Hartford Disciplined Equity HLS Fund (Class IA)	71,390,531	8,903,810
Hartford Dividend and Growth HLS Fund (Class IA)	13,459,256	9,809,174
Hartford Global Growth HLS Fund (Class IA)	476,244	4,771,343
Hartford Growth Opportunities HLS Fund (Class IA)	1,009,745	73,299,102
Hartford High Yield HLS Fund (Class IA)	325,285	5,941,294
Hartford International Opportunities HLS Fund (Class IA)	1,291,187	3,959,663
Hartford MidCap HLS Fund (Class IA)	11,591,013	12,319,290

SA-86

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Hartford MidCap Value HLS Fund (Class IA)	$174,977	$11,972,436
Hartford Small Company HLS Fund (Class IA)	899,203	7,358,525
Hartford Stock HLS Fund (Class IA)	1,185,845	9,702,186
Hartford Total Return Bond HLS Fund (Class IA)	8,366,230	8,261,224
Hartford Ultrashort Bond HLS Fund (Class IA)	14,912,505	6,522,798
Hartford U.S. Government Securities HLS Fund (Class IA)	982,943	11,446,063
Hartford Value HLS Fund (Class IA)	115,810	11,915,352
Invesco V.I. American Franchise Fund (Series I)	801,959	834,737
Invesco V.I. American Value Fund (Series II)	87,851	713,924
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	389,287	1,194,854
Invesco V.I. Comstock Fund (Series II)	408,663	1,567,711
Invesco V.I. Core Equity Fund (Series I)	—	60,434
Invesco V.I. International Growth Fund (Series I)	83,775	486,782
Invesco V.I. Mid Cap Core Equity Fund (Series I)	79,751	996,964
Invesco V.I. Mid Cap Growth Fund (Series I)	47,331	3,019,406
Invesco V.I. Small Cap Equity Fund (Series I)	326,379	897,403
Lord Abbett Bond Debenture Portfolio (Class VC)	915,397	1,253,641
Lord Abbett Dividend Growth Portfolio (Class VC)	181,485	952,163
Lord Abbett Growth and Income Portfolio (Class VC)	218,033	620,182
MFS® Investors Trust Series (Initial Class)	58,501	352,288
MFS® New Discovery Series (Initial Class)	1,097,531	1,107,790
MFS® Total Return Bond Series (Initial Class)	981,856	1,849,743
MFS® Total Return Series (Initial Class)	525,803	1,907,993
MFS® Value Series (Initial Class)	240,519	1,735,553
Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	69,171	483,421
Invesco Oppenheimer V.I. Global Fund (Series II)	193,256	1,160,308
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	79,310	242,492
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	151,003	244,813
Putnam VT Small Cap Growth Fund (Class IB)	7,165	831,368
Putnam VT Diversified Income Fund (Class IA)	—	11,175
Putnam VT Equity Income Fund (Class IA)	144,274	1,377,807
Putnam VT Global Asset Allocation Fund (Class IA)	—	29,302
Putnam VT Global Equity Fund (Class IA)	108,081	394,800
Putnam VT Global Health Care Fund (Class IA)	3,801	66,906
Putnam VT High Yield Fund (Class IA)	191,056	826,405
Putnam VT Income Fund (Class IA)	454,857	1,589,709
Putnam VT International Equity Fund (Class IA)	438,996	993,635
Putnam VT Emerging Markets Equity Fund (Class IA)	—	32,713
Putnam VT International Value Fund (Class IA)	—	18,537
Putnam VT Multi-Cap Core Fund (Class IA)	—	33,070
Putnam VT Government Money Market Fund (Class IA)	—	872
Putnam VT Sustainable Leaders Fund (Class IA)	130,283	749,779

SA-87

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
4. Purchases and Sales of Investments (continued):

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Small Cap Value Fund (Class IB)	$307,331	$610,240
Templeton Foreign VIP Fund (Class 2)	60,157	475,214
Templeton Global Bond VIP Fund (Class 2)	464,046	2,729,248
Templeton Growth VIP Fund (Class 2)	243,311	855,960
Morgan Stanley VIF Discovery Portfolio (Class II)	3,337,080	1,801,133
Putnam VT Growth Opportunities Fund (Class IA)	1,034,683	2,474,874
BlackRock S&P 500 Index V.I. Fund (Class I)	2,596,444	8,217,596
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	264,979	1,400,461
Putnam VT Diversified Income Fund (Class IB)	78,496	828,327
Putnam VT Equity Income Fund (Class IB)	187,482	1,325,578
Putnam VT Global Equity Fund (Class IB)	11,218	59,443
Putnam VT High Yield Fund (Class IB)	661,542	926,887
Putnam VT Income Fund (Class IB)	484,154	913,831
Putnam VT International Equity Fund (Class IB)	220,178	261,655
Putnam VT Sustainable Leaders Fund (Class IB)	344,065	496,109
Putnam VT Growth Opportunities Fund (Class IB)	2,968,746	334,199
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	2,521,908	323,483

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS International Growth Portfolio (Class B)	443	26,275	(25,832)
AB VPS International Value Portfolio (Class B)	160	75,663	(75,503)
AB VPS Small/Mid Cap Value Portfolio (Class B)	17,141	55,189	(38,048)
American Funds IS Asset Allocation Fund (Class 2)	72,914	271,806	(198,892)
American Funds IS Blue Chip Income and Growth Fund (Class 2)	24,771	130,439	(105,668)
American Funds IS Bond Fund (Class 2)	425,351	191,190	234,161
American Funds IS Global Growth Fund (Class 2)	192,656	1,723,028	(1,530,372)
American Funds IS Global Small Capitalization Fund (Class 2)	88,910	591,725	(502,815)
American Funds IS Growth Fund (Class 2)	277,420	7,503,286	(7,225,866)
American Funds IS Growth-Income Fund (Class 2)	261,602	4,565,014	(4,303,412)
American Funds IS International Fund (Class 2)	26,250	131,156	(104,906)
American Funds IS New World Fund (Class 2)	11,820	62,261	(50,441)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	9,813	(9,813)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	39,349	395,514	(356,165)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	2,355	18,380	(16,025)
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	9,193	39,413	(30,220)
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	26,813	34,622	(7,809)

SA-88

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Government Money Market Portfolio (Service Class)	3,825,740	2,790,219	1,035,521
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	42,051	159,733	(117,682)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	41,166	118,042	(76,876)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	25,654	(25,654)
Franklin Income VIP Fund (Class 2)	36,631	127,413	(90,782)
Franklin Mutual Global Discovery VIP Fund (Class 2)	30,369	135,011	(104,642)
Franklin Mutual Shares VIP Fund (Class 2)	4,254	189,666	(185,412)
Franklin Small Cap Value VIP Fund (Class 2)	21,212	55,718	(34,506)
Franklin Strategic Income VIP Fund (Class 1)	28,177	90,456	(62,279)
Putnam VT George Putnam Balanced Fund (Class IA)	—	1,140	(1,140)
Hartford Balanced HLS Fund (Class IA)	132,286	1,015,554	(883,268)
Hartford Capital Appreciation HLS Fund (Class IA)	91,982	1,151,142	(1,059,160)
Hartford Disciplined Equity HLS Fund (Class IA)	13,536,237	1,661,079	11,875,158
Hartford Dividend and Growth HLS Fund (Class IA)	1,199,161	887,055	312,106
Hartford Global Growth HLS Fund (Class IA)	144,776	1,208,612	(1,063,836)
Hartford Growth Opportunities HLS Fund (Class IA)	14,231	792,467	(778,236)
Hartford High Yield HLS Fund (Class IA)	11,976	210,011	(198,035)
Hartford International Opportunities HLS Fund (Class IA)	261,679	760,266	(498,587)
Hartford MidCap HLS Fund (Class IA)	894,639	933,680	(39,041)
Hartford MidCap Value HLS Fund (Class IA)	4,514	296,476	(291,962)
Hartford Small Company HLS Fund (Class IA)	136,629	1,061,040	(924,411)
Hartford Stock HLS Fund (Class IA)	112,814	909,322	(796,508)
Hartford Total Return Bond HLS Fund (Class IA)	1,926,620	1,976,983	(50,363)
Hartford Ultrashort Bond HLS Fund (Class IA)	7,676,118	3,376,795	4,299,323
Hartford U.S. Government Securities HLS Fund (Class IA)	72,523	832,457	(759,934)
Hartford Value HLS Fund (Class IA)	4,732	480,802	(476,070)
Invesco V.I. American Franchise Fund (Series I)	22,829	30,357	(7,528)
Invesco V.I. American Value Fund (Series II)	5,074	33,998	(28,924)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	22,825	75,903	(53,078)
Invesco V.I. Comstock Fund (Series II)	18,496	66,880	(48,384)
Invesco V.I. Core Equity Fund (Series I)	—	1,807	(1,807)
Invesco V.I. International Growth Fund (Series I)	5,377	30,917	(25,540)
Invesco V.I. Mid Cap Core Equity Fund (Series I)	2,433	31,064	(28,631)
Invesco V.I. Mid Cap Growth Fund (Series I)	1,995	135,359	(133,364)
Invesco V.I. Small Cap Equity Fund (Series I)	11,761	33,993	(22,232)
Lord Abbett Bond Debenture Portfolio (Class VC)	41,313	57,569	(16,256)
Lord Abbett Dividend Growth Portfolio (Class VC)	5,454	30,180	(24,726)
Lord Abbett Growth and Income Portfolio (Class VC)	9,108	28,741	(19,633)
MFS® Investors Trust Series (Initial Class)	1,842	10,037	(8,195)
MFS® New Discovery Series (Initial Class)	15,640	17,259	(1,619)
MFS® Total Return Bond Series (Initial Class)	54,171	100,732	(46,561)

SA-89

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Total Return Series (Initial Class)	17,649	65,899	(48,250)
MFS® Value Series (Initial Class)	9,559	67,667	(58,108)
Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	2,189	14,551	(12,362)
Invesco Oppenheimer V.I. Global Fund (Series II)	6,319	38,860	(32,541)
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	2,734	7,992	(5,258)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	5,393	8,405	(3,012)
Putnam VT Small Cap Growth Fund (Class IB)	140	18,805	(18,665)
Putnam VT Diversified Income Fund (Class IA)	—	318	(318)
Putnam VT Equity Income Fund (Class IA)	3,599	33,457	(29,858)
Putnam VT Global Asset Allocation Fund (Class IA)	—	456	(456)
Putnam VT Global Equity Fund (Class IA)	1,881	7,485	(5,604)
Putnam VT Global Health Care Fund (Class IA)	76	1,344	(1,268)
Putnam VT High Yield Fund (Class IA)	3,483	15,335	(11,852)
Putnam VT Income Fund (Class IA)	10,304	35,869	(25,565)
Putnam VT International Equity Fund (Class IA)	19,124	40,049	(20,925)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	1,197	(1,197)
Putnam VT International Value Fund (Class IA)	—	860	(860)
Putnam VT Multi-Cap Core Fund (Class IA)	—	1,073	(1,073)
Putnam VT Government Money Market Fund (Class IA)	—	463	(463)
Putnam VT Sustainable Leaders Fund (Class IA)	1,367	8,943	(7,576)
Putnam VT Small Cap Value Fund (Class IB)	18,585	35,214	(16,629)
Templeton Foreign VIP Fund (Class 2)	3,068	23,829	(20,761)
Templeton Global Bond VIP Fund (Class 2)	24,909	146,498	(121,589)
Templeton Growth VIP Fund (Class 2)	16,202	56,906	(40,704)
Morgan Stanley VIF Discovery Portfolio (Class II)	57,398	32,657	24,741
Putnam VT Growth Opportunities Fund (Class IA)	41,882	110,167	(68,285)
BlackRock S&P 500 Index V.I. Fund (Class I)	223,983	636,954	(412,971)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	11,259	56,203	(44,944)
Putnam VT Diversified Income Fund (Class IB)	4,651	50,257	(45,606)
Putnam VT Equity Income Fund (Class IB)	4,402	32,424	(28,022)
Putnam VT Global Equity Fund (Class IB)	354	1,795	(1,441)
Putnam VT High Yield Fund (Class IB)	22,591	32,271	(9,680)
Putnam VT Income Fund (Class IB)	21,709	41,514	(19,805)
Putnam VT International Equity Fund (Class IB)	9,302	11,518	(2,216)
Putnam VT Sustainable Leaders Fund (Class IB)	6,018	9,500	(3,482)
Putnam VT Growth Opportunities Fund (Class IB)	123,965	15,527	108,438
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I)	256,137	26,971	229,166

SA-90

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):
The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS International Growth Portfolio (Class B)	1,001	18,891	(17,890)
AB VPS International Value Portfolio (Class B)	21	75,832	(75,811)
AB VPS Small/Mid Cap Value Portfolio (Class B)	21,984	47,534	(25,550)
American Funds IS Asset Allocation Fund (Class 2)	102,461	344,721	(242,260)
American Funds IS Blue Chip Income and Growth Fund (Class 2)	49,041	184,380	(135,339)
American Funds IS Bond Fund (Class 2)	121,269	201,246	(79,977)
American Funds IS Global Growth Fund (Class 2)	166,274	1,628,960	(1,462,686)
American Funds IS Global Small Capitalization Fund (Class 2)	64,401	695,385	(630,984)
American Funds IS Growth Fund (Class 2)	211,947	7,020,126	(6,808,179)
American Funds IS Growth-Income Fund (Class 2)	269,092	4,390,623	(4,121,531)
American Funds IS International Fund (Class 2)	30,196	151,071	(120,875)
American Funds IS New World Fund (Class 2)	14,654	70,265	(55,611)
Fidelity® VIP Asset Manager Portfolio (Initial Class)	—	12,235	(12,235)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	35,449	360,571	(325,122)
Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)	200,997	12,062	188,935
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)	35,631	8,754	26,877
Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)	21,089	9,743	11,346
Fidelity® VIP Government Money Market Portfolio (Service Class)	1,587,487	1,196,929	390,558
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	70,042	286,531	(216,489)
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	12,980	96,633	(83,653)
Fidelity® VIP Overseas Portfolio (Initial Class)	—	9,565	(9,565)
Franklin Income VIP Fund (Class 2)	33,038	156,373	(123,335)
Franklin Mutual Global Discovery VIP Fund (Class 2)	12,542	130,337	(117,795)
Franklin Mutual Shares VIP Fund (Class 2)	80	198,724	(198,644)
Franklin Small Cap Value VIP Fund (Class 2)	12,110	58,142	(46,032)
Franklin Strategic Income VIP Fund (Class 1)	12,285	52,163	(39,878)
Putnam VT George Putnam Balanced Fund (Class IA)	—	1,149	(1,149)
Hartford Balanced HLS Fund (Class IA)	360,339	1,096,971	(736,632)
Hartford Capital Appreciation HLS Fund (Class IA)	39,099	1,201,360	(1,162,261)
Hartford Disciplined Equity HLS Fund (Class IA)	225,125	839,457	(614,332)
Hartford Dividend and Growth HLS Fund (Class IA)	87,172	1,005,266	(918,094)
Hartford Global Growth HLS Fund (Class IA)	239,538	618,518	(378,980)
Hartford Growth Opportunities HLS Fund (Class IA)	26,433	70,155	(43,722)
Hartford High Yield HLS Fund (Class IA)	28,759	30,805	(2,046)
Hartford International Opportunities HLS Fund (Class IA)	130,577	704,422	(573,845)
Hartford MidCap HLS Fund (Class IA)	24,549	760,182	(735,633)
Hartford MidCap Value HLS Fund (Class IA)	12,781	50,431	(37,650)
Hartford Small Company HLS Fund (Class IA)	121,997	549,603	(427,606)
Hartford Stock HLS Fund (Class IA)	161,939	988,451	(826,512)
Hartford Total Return Bond HLS Fund (Class IA)	397,853	1,641,738	(1,243,885)

SA-91

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Ultrashort Bond HLS Fund (Class IA)	2,982,094	3,748,825	(766,731)
Hartford U.S. Government Securities HLS Fund (Class IA)	70,468	55,709	14,759
Hartford Value HLS Fund (Class IA)	10,423	50,970	(40,547)
Invesco V.I. American Franchise Fund (Series I)	45,894	54,986	(9,092)
Invesco V.I. American Value Fund (Series II)	3,649	26,850	(23,201)
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	12,551	33,749	(21,198)
Invesco V.I. Comstock Fund (Series II)	15,648	112,051	(96,403)
Invesco V.I. Core Equity Fund (Series I)	5	5,631	(5,626)
Invesco V.I. International Growth Fund (Series I)	13,563	48,322	(34,759)
Invesco V.I. Mid Cap Core Equity Fund (Series I)	1,177	40,823	(39,646)
Invesco V.I. Mid Cap Growth Fund (Series I)	24,399	25,789	(1,390)
Invesco V.I. Small Cap Equity Fund (Series I)	4,212	22,425	(18,213)
Lord Abbett Bond Debenture Portfolio (Class VC)	60,572	50,921	9,651
Lord Abbett Dividend Growth Portfolio (Class VC)	20,256	67,476	(47,220)
Lord Abbett Growth and Income Portfolio (Class VC)	24,570	28,898	(4,328)
MFS® Investors Trust Series (Initial Class)	5,085	10,366	(5,281)
MFS® New Discovery Series (Initial Class)	13,992	22,598	(8,606)
MFS® Total Return Bond Series (Initial Class)	54,678	87,019	(32,341)
MFS® Total Return Series (Initial Class)	73,334	149,588	(76,254)
MFS® Value Series (Initial Class)	54,245	117,441	(63,196)
Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)	—	19,852	(19,852)
Invesco Oppenheimer V.I. Global Fund (Series II)	17,341	56,744	(39,403)
Invesco Oppenheimer V.I. Main Street Fund® (Series II)	3,396	10,232	(6,836)
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)	13,070	14,604	(1,534)
Putnam VT Small Cap Growth Fund (Class IB)	2,844	19,448	(16,604)
Putnam VT Diversified Income Fund (Class IA)	—	816	(816)
Putnam VT Equity Income Fund (Class IA)	388	30,048	(29,660)
Putnam VT Global Asset Allocation Fund (Class IA)	—	294	(294)
Putnam VT Global Equity Fund (Class IA)	9,784	7,337	2,447
Putnam VT Global Health Care Fund (Class IA)	—	2,978	(2,978)
Putnam VT High Yield Fund (Class IA)	1,781	11,307	(9,526)
Putnam VT Income Fund (Class IA)	16,696	23,367	(6,671)
Putnam VT International Equity Fund (Class IA)	8,922	31,525	(22,603)
Putnam VT Emerging Markets Equity Fund (Class IA)	—	554	(554)
Putnam VT International Value Fund (Class IA)	—	2,165	(2,165)
Putnam VT Multi-Cap Core Fund (Class IA)	—	1,312	(1,312)
Putnam VT Government Money Market Fund (Class IA)	—	468	(468)
Putnam VT Sustainable Leaders Fund (Class IA)	8,906	27,353	(18,447)
Putnam VT Small Cap Value Fund (Class IB)	11,433	24,693	(13,260)
Templeton Foreign VIP Fund (Class 2)	5,018	18,654	(13,636)
Templeton Global Bond VIP Fund (Class 2)	27,444	87,013	(59,569)

SA-92

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
5. Changes in Units Outstanding (continued):

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Growth VIP Fund (Class 2)	14,864	63,264	(48,400)
Morgan Stanley VIF Discovery Portfolio (Class II)	52,287	66,358	(14,071)
Putnam VT Growth Opportunities Fund (Class IA)	27,371	86,705	(59,334)
BlackRock S&P 500 Index V.I. Fund (Class I)	312,490	740,634	(428,144)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	8,947	23,497	(14,550)
Putnam VT Diversified Income Fund (Class IB)	17,089	20,168	(3,079)
Putnam VT Equity Income Fund (Class IB)	21,091	20,731	360
Putnam VT Global Equity Fund (Class IB)	295	597	(302)
Putnam VT High Yield Fund (Class IB)	7,583	29,935	(22,352)
Putnam VT Income Fund (Class IB)	81,446	111,718	(30,272)
Putnam VT International Equity Fund (Class IB)	5,990	16,091	(10,101)
Putnam VT Sustainable Leaders Fund (Class IB)	21,393	32,627	(11,234)
Putnam VT Growth Opportunities Fund (Class IB)	43,929	15,776	28,153

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each Sub-Account that had outstanding units as of and for the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the Sub-Account is active, while the expense ratio is annualized.

SA-93

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS International Growth Portfolio (Class B)
2020	128,117	$16.88	to	$16.88	$2,162,469	—%	to	—%	1.11%	to	1.11%	29.60%	to	29.60%
2019	153,949	13.02	to	13.02	2,004,998	—	to	—	0.28	to	0.28	27.23	to	27.23
2018	171,839	10.24	to	10.24	1,759,009	—	to	—	0.41	to	0.41	(17.60)	to	(17.60)
2017	196,279	12.42	to	12.42	2,438,332	—	to	—	0.94	to	0.94	34.63	to	34.63
2016	225,887	9.23	to	9.23	2,084,277	—	to	—	—	to	—	(7.07)	to	(7.07)

AB VPS International Value Portfolio (Class B)
2020	462,066	10.50	to	10.50	4,853,341	—	to	—	1.51	to	1.51	2.21	to	2.21
2019	537,569	10.28	to	10.28	5,524,270	—	to	—	0.79	to	0.79	16.79	to	16.79
2018	613,380	8.80	to	8.80	5,397,151	—	to	—	1.05	to	1.05	(22.98)	to	(22.98)
2017	771,488	11.42	to	11.42	8,813,380	—	to	—	1.93	to	1.93	25.09	to	25.09
2016	875,284	9.13	to	9.13	7,993,344	—	to	—	1.06	to	1.06	(0.80)	to	(0.80)

AB VPS Small/Mid Cap Value Portfolio (Class B)
2020	371,766	30.52	to	30.52	11,345,852	—	to	—	0.80	to	0.80	3.05	to	3.05
2019	409,814	29.61	to	29.61	12,136,424	—	to	—	0.32	to	0.32	19.90	to	19.90
2018	435,364	24.70	to	24.70	10,752,988	—	to	—	0.23	to	0.23	(15.29)	to	(15.29)
2017	466,349	29.16	to	29.16	13,598,026	—	to	—	0.23	to	0.23	12.85	to	12.85
2016	566,850	25.84	to	25.84	14,646,521	—	to	—	0.35	to	0.35	24.79	to	24.79

American Funds IS Asset Allocation Fund (Class 2)
2020	2,616,497	40.42	to	40.42	105,765,200	—	to	—	1.65	to	1.65	12.46	to	12.46
2019	2,815,389	35.94	to	35.94	101,198,582	—	to	—	1.90	to	1.90	21.23	to	21.23
2018	3,057,649	29.65	to	29.65	90,658,668	—	to	—	1.63	to	1.63	(4.60)	to	(4.60)
2017	3,275,833	31.08	to	31.08	101,815,763	—	to	—	1.53	to	1.53	16.23	to	16.23
2016	3,472,277	26.74	to	26.74	92,851,847	—	to	—	1.60	to	1.60	9.41	to	9.41

American Funds IS Blue Chip Income and Growth Fund (Class 2)
2020	1,629,684	41.99	to	41.99	68,434,870	—	to	—	1.75	to	1.75	8.68	to	8.68
2019	1,735,352	38.64	to	38.64	67,049,926	—	to	—	2.04	to	2.04	21.38	to	21.38
2018	1,870,691	31.83	to	31.83	59,548,559	—	to	—	1.89	to	1.89	(8.66)	to	(8.66)
2017	2,024,855	34.85	to	34.85	70,564,159	—	to	—	1.98	to	1.98	17.04	to	17.04
2016	2,205,119	29.78	to	29.78	65,658,059	—	to	—	2.02	to	2.02	18.70	to	18.70

American Funds IS Bond Fund (Class 2)
2020	2,765,733	19.55	to	19.55	54,065,764	—	to	—	2.24	to	2.24	9.73	to	9.73
2019	2,531,572	17.81	to	17.81	45,098,129	—	to	—	2.59	to	2.59	9.36	to	9.36
2018	2,611,549	16.29	to	16.29	42,541,741	—	to	—	2.36	to	2.36	(0.71)	to	(0.71)
2017	3,041,900	16.41	to	16.41	49,907,849	—	to	—	1.97	to	1.97	3.66	to	3.66
2016	2,914,087	15.83	to	15.83	46,120,840	—	to	—	1.65	to	1.65	2.94	to	2.94

American Funds IS Global Growth Fund (Class 2)
2020	17,320,318	5.64	to	5.64	97,693,867	—	to	—	0.35	to	0.35	30.47	to	30.47
2019	18,850,690	4.32	to	4.32	81,496,622	—	to	—	1.11	to	1.11	35.28	to	35.28
2018	20,313,376	3.20	to	3.20	64,918,908	—	to	—	0.66	to	0.66	(9.05)	to	(9.05)
2017	21,802,220	3.51	to	3.51	76,606,025	—	to	—	0.67	to	0.67	31.47	to	31.47
2016	22,840,922	2.67	to	2.67	61,045,561	—	to	—	0.91	to	0.91	0.62	to	0.62

SA-94

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Funds IS Global Small Capitalization Fund (Class 2)
2020	7,036,908	$5.58	to	$5.58	$39,251,520	—%	to	—%	0.16%	to	0.16%	29.72%	to	29.72%
2019	7,539,723	4.30	to	4.30	32,419,527	—	to	—	0.16	to	0.16	31.52	to	31.52
2018	8,170,707	3.27	to	3.27	26,712,331	—	to	—	0.08	to	0.08	(10.55)	to	(10.55)
2017	8,744,632	3.65	to	3.65	31,959,445	—	to	—	0.43	to	0.43	25.89	to	25.89
2016	9,248,282	2.90	to	2.90	26,848,779	—	to	—	0.25	to	0.25	2.10	to	2.10

American Funds IS Growth Fund (Class 2)
2020	73,017,366	5.83	to	5.83	425,457,587	—	to	—	0.32	to	0.32	52.08	to	52.08
2019	80,243,232	3.83	to	3.83	307,444,720	—	to	—	0.75	to	0.75	30.77	to	30.77
2018	87,051,411	2.93	to	2.93	255,050,189	—	to	—	0.42	to	0.42	(0.25)	to	(0.25)
2017	95,490,820	2.94	to	2.94	280,474,681	—	to	—	0.50	to	0.50	28.29	to	28.29
2016	102,898,031	2.29	to	2.29	235,589,159	—	to	—	0.77	to	0.77	9.49	to	9.49

American Funds IS Growth-Income Fund (Class 2)
2020	55,708,766	4.62	to	4.62	257,553,883	—	to	—	1.37	to	1.37	13.55	to	13.55
2019	60,012,178	4.07	to	4.07	244,348,585	—	to	—	1.67	to	1.67	26.14	to	26.14
2018	64,133,709	3.23	to	3.23	207,019,766	—	to	—	1.38	to	1.38	(1.79)	to	(1.79)
2017	69,684,082	3.29	to	3.29	229,027,189	—	to	—	1.39	to	1.39	22.38	to	22.38
2016	75,131,746	2.69	to	2.69	201,770,813	—	to	—	1.47	to	1.47	11.52	to	11.52

American Funds IS International Fund (Class 2)
2020	1,643,080	44.06	to	44.06	72,386,956	—	to	—	0.66	to	0.66	13.97	to	13.97
2019	1,747,986	38.65	to	38.65	67,567,489	—	to	—	1.44	to	1.44	22.88	to	22.88
2018	1,868,861	31.46	to	31.46	58,787,934	—	to	—	1.66	to	1.66	(13.13)	to	(13.13)
2017	2,009,960	36.21	to	36.21	72,784,793	—	to	—	1.26	to	1.26	32.14	to	32.14
2016	2,141,905	27.40	to	27.40	58,695,605	—	to	—	1.38	to	1.38	3.53	to	3.53

American Funds IS New World Fund (Class 2)
2020	674,545	59.82	to	59.82	40,348,539	—	to	—	0.07	to	0.07	23.58	to	23.58
2019	724,986	48.40	to	48.40	35,090,744	—	to	—	0.95	to	0.95	29.14	to	29.14
2018	780,597	37.48	to	37.48	29,256,003	—	to	—	0.83	to	0.83	(14.04)	to	(14.04)
2017	838,632	43.60	to	43.60	36,563,579	—	to	—	0.94	to	0.94	29.44	to	29.44
2016	872,534	33.68	to	33.68	29,388,716	—	to	—	0.78	to	0.78	5.26	to	5.26

Fidelity® VIP Asset Manager Portfolio (Initial Class)
2020	141,096	5.61	to	5.61	791,747	—	to	—	1.50	to	1.50	14.87	to	14.87
2019	150,909	4.88	to	4.88	737,184	—	to	—	1.76	to	1.76	18.25	to	18.25
2018	163,144	4.13	to	4.13	673,969	—	to	—	1.67	to	1.67	(5.35)	to	(5.35)
2017	175,078	4.36	to	4.36	764,157	—	to	—	1.86	to	1.86	14.10	to	14.10
2016	188,991	3.83	to	3.83	722,929	—	to	—	1.39	to	1.39	3.07	to	3.07

Fidelity® VIP Equity-Income Portfolio (Initial Class)
2020	3,694,050	7.58	to	7.58	27,999,384	—	to	—	1.80	to	1.80	6.69	to	6.69
2019	4,050,215	7.10	to	7.10	28,772,688	—	to	—	2.01	to	2.01	27.44	to	27.44
2018	4,375,337	5.57	to	5.57	24,389,135	—	to	—	2.23	to	2.23	(8.29)	to	(8.29)
2017	4,863,514	6.08	to	6.08	29,561,462	—	to	—	1.69	to	1.69	12.89	to	12.89
2016	5,414,183	5.38	to	5.38	29,150,501	—	to	—	2.30	to	2.30	18.02	to	18.02

Fidelity® VIP Freedom 2010 Portfolio (Service Class 2)
2020	244,599	20.97	to	20.97	5,129,728	—	to	—	1.05	to	1.05	12.24	to	12.24
2019	260,624	18.69	to	18.69	4,869,779	—	to	—	3.33	to	3.33	15.75	to	15.75
2018	71,689	16.14	to	16.14	1,157,250	—	to	—	1.23	to	1.23	(4.26)	to	(4.26)
2017	108,258	16.86	to	16.86	1,825,346	—	to	—	1.19	to	1.19	12.80	to	12.80
2016	128,365	14.95	to	14.95	1,918,836	—	to	—	1.32	to	1.32	5.23	to	5.23

SA-95

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
2020	61,244	$22.51	to	$22.51	$1,378,390	—%	to	—%	0.95%	to	0.95%	14.72%	to	14.72%
2019	91,464	19.62	to	19.62	1,794,392	—	to	—	1.80	to	1.80	19.88	to	19.88
2018	64,587	16.37	to	16.37	1,056,998	—	to	—	1.14	to	1.14	(6.08)	to	(6.08)
2017	81,034	17.42	to	17.42	1,411,982	—	to	—	1.28	to	1.28	16.26	to	16.26
2016	93,888	14.99	to	14.99	1,407,150	—	to	—	1.18	to	1.18	5.80	to	5.80

Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
2020	173,556	24.67	to	24.67	4,281,693	—	to	—	1.04	to	1.04	16.64	to	16.64
2019	181,365	21.15	to	21.15	3,835,931	—	to	—	1.83	to	1.83	24.11	to	24.11
2018	170,019	17.04	to	17.04	2,897,371	—	to	—	1.18	to	1.18	(8.05)	to	(8.05)
2017	169,201	18.53	to	18.53	3,136,004	—	to	—	1.25	to	1.25	20.69	to	20.69
2016	133,834	15.36	to	15.36	2,055,208	—	to	—	1.23	to	1.23	6.37	to	6.37

Fidelity® VIP Government Money Market Portfolio (Service Class)
2020	3,150,513	10.45	to	10.45	32,926,297	—	to	—	0.22	to	0.22	0.28	to	0.28
2019	2,114,992	10.42	to	10.42	22,042,718	—	to	—	1.89	to	1.89	1.92	to	1.92
2018	1,724,434	10.23	to	10.23	17,634,325	—	to	—	1.53	to	1.53	1.55	to	1.55
2017	2,006,660	10.07	to	10.07	20,207,242	—	to	—	0.57	to	0.57	0.57	to	0.57
2016	1,983,172	10.01	to	10.01	19,856,584	—	to	—	0.11	to	0.11	0.10	to	0.10

Fidelity® VIP Contrafund® Portfolio (Service Class 2)
2020	1,529,923	43.96	to	43.96	67,255,497	—	to	—	0.08	to	0.08	30.23	to	30.23
2019	1,647,605	33.75	to	33.75	55,614,561	—	to	—	0.22	to	0.22	31.27	to	31.27
2018	1,864,094	25.71	to	25.71	47,931,709	—	to	—	0.43	to	0.43	(6.64)	to	(6.64)
2017	1,980,291	27.54	to	27.54	54,540,729	—	to	—	0.78	to	0.78	21.59	to	21.59
2016	2,253,000	22.65	to	22.65	51,035,072	—	to	—	0.62	to	0.62	7.73	to	7.73

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2020	898,601	36.14	to	36.14	32,472,705	—	to	—	0.40	to	0.40	17.87	to	17.87
2019	975,477	30.66	to	30.66	29,907,176	—	to	—	0.67	to	0.67	23.17	to	23.17
2018	1,059,130	24.89	to	24.89	26,362,982	—	to	—	0.40	to	0.40	(14.77)	to	(14.77)
2017	1,149,643	29.21	to	29.21	33,575,620	—	to	—	0.49	to	0.49	20.54	to	20.54
2016	1,250,842	24.23	to	24.23	30,307,387	—	to	—	0.32	to	0.32	11.92	to	11.92

Fidelity® VIP Overseas Portfolio (Initial Class)
2020	100,181	4.63	to	4.63	464,265	—	to	—	0.40	to	0.40	15.61	to	15.61
2019	125,835	4.01	to	4.01	504,403	—	to	—	1.71	to	1.71	27.77	to	27.77
2018	135,400	3.14	to	3.14	424,789	—	to	—	1.53	to	1.53	(14.81)	to	(14.81)
2017	143,962	3.68	to	3.68	530,147	—	to	—	1.32	to	1.32	30.28	to	30.28
2016	176,658	2.83	to	2.83	499,339	—	to	—	1.38	to	1.38	(5.06)	to	(5.06)

Franklin Income VIP Fund (Class 2)
2020	1,576,179	22.80	to	22.80	35,941,632	—	to	—	5.90	to	5.90	0.69	to	0.69
2019	1,666,961	22.65	to	22.65	37,749,686	—	to	—	5.38	to	5.38	16.06	to	16.06
2018	1,790,296	19.51	to	19.51	34,932,966	—	to	—	4.83	to	4.83	(4.30)	to	(4.30)
2017	1,969,888	20.39	to	20.39	40,165,738	—	to	—	4.14	to	4.14	9.67	to	9.67
2016	2,051,684	18.59	to	18.59	38,144,005	—	to	—	4.97	to	4.97	14.02	to	14.02

Franklin Mutual Global Discovery VIP Fund (Class 2)
2020	1,021,774	23.21	to	23.21	23,712,924	—	to	—	2.33	to	2.33	(4.46)	to	(4.46)
2019	1,126,416	24.29	to	24.29	27,362,434	—	to	—	1.63	to	1.63	24.37	to	24.37
2018	1,244,211	19.53	to	19.53	24,302,050	—	to	—	2.30	to	2.30	(11.22)	to	(11.22)
2017	1,382,147	22.00	to	22.00	30,407,026	—	to	—	1.77	to	1.77	8.60	to	8.60
2016	1,467,688	20.26	to	20.26	29,732,675	—	to	—	1.67	to	1.67	12.18	to	12.18

SA-96

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Mutual Shares VIP Fund (Class 2)
2020	1,321,914	$30.06	to	$30.06	$39,731,962	—%	to	—%	2.78%	to	2.78%	(5.04)%	to	(5.04)%
2019	1,507,326	31.65	to	31.65	47,710,915	—	to	—	1.80	to	1.80	22.57	to	22.57
2018	1,705,970	25.82	to	25.82	44,054,537	—	to	—	2.39	to	2.39	(9.07)	to	(9.07)
2017	1,926,671	28.40	to	28.40	54,714,210	—	to	—	2.24	to	2.24	8.35	to	8.35
2016	2,055,957	26.21	to	26.21	53,887,759	—	to	—	2.01	to	2.01	16.06	to	16.06

Franklin Small Cap Value VIP Fund (Class 2)
2020	564,157	50.05	to	50.05	28,233,574	—	to	—	1.50	to	1.50	5.19	to	5.19
2019	598,663	47.58	to	47.58	28,482,514	—	to	—	1.05	to	1.05	26.35	to	26.35
2018	644,695	37.66	to	37.66	24,276,309	—	to	—	0.89	to	0.89	(12.88)	to	(12.88)
2017	708,358	43.22	to	43.22	30,615,548	—	to	—	0.52	to	0.52	10.65	to	10.65
2016	779,443	39.06	to	39.06	30,445,104	—	to	—	0.81	to	0.81	30.19	to	30.19

Franklin Strategic Income VIP Fund (Class 1)
2020	537,599	18.40	to	18.40	9,893,729	—	to	—	4.99	to	4.99	3.75	to	3.75
2019	599,878	17.74	to	17.74	10,640,431	—	to	—	5.39	to	5.39	8.41	to	8.41
2018	639,756	16.36	to	16.36	10,467,918	—	to	—	2.87	to	2.87	(1.91)	to	(1.91)
2017	697,920	16.68	to	16.68	11,642,249	—	to	—	3.07	to	3.07	4.74	to	4.74
2016	749,219	15.93	to	15.93	11,932,716	—	to	—	3.65	to	3.65	8.25	to	8.25

Putnam VT George Putnam Balanced Fund (Class IA)
2020	11,572	35.35	to	35.35	409,086	—	to	—	1.36	to	1.36	15.61	to	15.61
2019	12,712	30.58	to	30.58	388,719	—	to	—	1.60	to	1.60	24.35	to	24.35
2018	13,861	24.59	to	24.59	340,875	—	to	—	0.92	to	0.92	(2.82)	to	(2.82)
2017	16,124	25.30	to	25.30	408,030	—	to	—	1.85	to	1.85	15.29	to	15.29
2016	19,754	21.95	to	21.95	433,575	—	to	—	1.99	to	1.99	8.40	to	8.40

Hartford Balanced HLS Fund (Class IA)
2020	9,166,266	8.24	to	8.24	75,536,538	—	to	—	1.69	to	1.69	11.62	to	11.62
2019	10,049,534	7.38	to	7.38	74,196,714	—	to	—	1.91	to	1.91	22.80	to	22.80
2018	10,786,166	6.01	to	6.01	64,851,393	—	to	—	1.94	to	1.94	(5.24)	to	(5.24)
2017	11,775,426	6.34	to	6.34	74,715,076	—	to	—	2.33	to	2.33	15.59	to	15.59
2016	12,776,480	5.49	to	5.49	70,132,653	—	to	—	2.76	to	2.76	6.04	to	6.04

Hartford Capital Appreciation HLS Fund (Class IA)
2020	10,434,135	21.50	to	21.50	224,290,493	—	to	—	0.96	to	0.96	21.92	to	21.92
2019	11,493,295	17.63	to	17.63	202,647,711	—	to	—	1.18	to	1.18	31.28	to	31.28
2018	12,655,556	13.43	to	13.43	169,972,722	—	to	—	0.90	to	0.90	(6.96)	to	(6.96)
2017	13,927,720	14.43	to	14.43	201,044,136	—	to	—	1.11	to	1.11	22.14	to	22.14
2016	15,135,767	11.82	to	11.82	178,880,546	—	to	—	1.12	to	1.12	5.52	to	5.52

Hartford Disciplined Equity HLS Fund (Class IA)
2020	17,506,837	6.00	to	6.00	105,005,133	—	to	—	0.64	to	0.64	18.04	to	18.04
2019	5,631,679	5.08	to	5.08	28,615,912	—	to	—	0.90	to	0.90	34.12	to	34.12
2018	6,246,011	3.79	to	3.79	23,663,076	—	to	—	0.73	to	0.73	(1.99)	to	(1.99)
2017	6,907,218	3.87	to	3.87	26,700,196	—	to	—	0.94	to	0.94	21.92	to	21.92
2016	7,680,405	3.17	to	3.17	24,351,416	—	to	—	0.91	to	0.91	5.76	to	5.76

Hartford Dividend and Growth HLS Fund (Class IA)
2020	12,175,843	12.70	to	12.70	154,692,622	—	to	—	2.07	to	2.07	7.77	to	7.77
2019	11,863,737	11.79	to	11.79	139,861,006	—	to	—	1.93	to	1.93	28.60	to	28.60
2018	12,781,831	9.17	to	9.17	117,169,508	—	to	—	1.91	to	1.91	(5.32)	to	(5.32)
2017	13,981,635	9.68	to	9.68	135,367,397	—	to	—	1.65	to	1.65	18.36	to	18.36
2016	15,239,989	8.18	to	8.18	124,664,175	—	to	—	2.07	to	2.07	14.89	to	14.89

SA-97

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Global Growth HLS Fund (Class IA) (merged September 18, 2020)
2020	—	$4.08	to	$4.08	$—	—%	to	—%	0.66%	to	0.66%	18.71%	to	18.71%
2019	1,063,836	3.43	to	3.43	3,653,363	—	to	—	0.40	to	0.40	32.61	to	32.61
2018	1,442,816	2.59	to	2.59	3,736,272	—	to	—	0.52	to	0.52	(3.81)	to	(3.81)
2017	1,299,634	2.69	to	2.69	3,498,679	—	to	—	0.53	to	0.53	32.73	to	32.73
2016	1,215,033	2.03	to	2.03	2,464,391	—	to	—	0.68	to	0.68	1.96	to	1.96

Hartford Growth Opportunities HLS Fund (Class IA) (merged September 18, 2020)
2020	—	94.02	to	94.02	—	—	to	—	—	to	—	39.21	to	39.21
2019	778,236	67.54	to	67.54	52,562,446	—	to	—	—	to	—	30.68	to	30.68
2018	821,958	51.68	to	51.68	42,480,440	—	to	—	—	to	—	0.53	to	0.53
2017	888,844	51.41	to	51.41	45,696,146	—	to	—	—	to	—	30.45	to	30.45
2016	962,784	39.41	to	39.41	37,944,541	—	to	—	0.43	to	0.43	(0.49)	to	(0.49)

Hartford High Yield HLS Fund (Class IA) (merged September 25, 2020)
2020	—	28.61	to	28.61	—	—	to	—	8.64	to	8.64	1.22	to	1.22
2019	198,035	28.26	to	28.26	5,597,222	—	to	—	6.32	to	6.32	15.06	to	15.06
2018	200,081	24.56	to	24.56	4,914,908	—	to	—	5.90	to	5.90	(3.44)	to	(3.44)
2017	197,684	25.44	to	25.44	5,029,249	—	to	—	6.02	to	6.02	7.61	to	7.61
2016	202,771	23.64	to	23.64	4,794,068	—	to	—	6.36	to	6.36	14.25	to	14.25

Hartford International Opportunities HLS Fund (Class IA)
2020	8,327,523	6.40	to	6.40	53,276,081	—	to	—	1.93	to	1.93	20.45	to	20.45
2019	8,826,110	5.31	to	5.31	46,879,264	—	to	—	1.87	to	1.87	26.42	to	26.42
2018	9,399,955	4.20	to	4.20	39,492,219	—	to	—	1.93	to	1.93	(18.74)	to	(18.74)
2017	9,651,408	5.17	to	5.17	49,902,507	—	to	—	1.43	to	1.43	25.25	to	25.25
2016	10,361,405	4.13	to	4.13	42,772,916	—	to	—	1.65	to	1.65	1.26	to	1.26

Hartford MidCap HLS Fund (Class IA)
2020	5,922,303	16.35	to	16.35	96,810,639	—	to	—	0.06	to	0.06	25.11	to	25.11
2019	5,961,344	13.07	to	13.07	77,893,361	—	to	—	0.18	to	0.18	32.87	to	32.87
2018	6,696,977	9.83	to	9.83	65,860,143	—	to	—	0.03	to	0.03	(7.44)	to	(7.44)
2017	7,239,317	10.63	to	10.63	76,920,207	—	to	—	—	to	—	24.47	to	24.47
2016	7,930,446	8.54	to	8.54	67,699,124	—	to	—	0.18	to	0.18	11.98	to	11.98

Hartford MidCap Value HLS Fund (Class IA) (merged September 18, 2020)
2020	—	40.24	to	40.24	—	—	to	—	0.63	to	0.63	(18.26)	to	(18.26)
2019	291,962	49.23	to	49.23	14,373,819	—	to	—	1.02	to	1.02	31.20	to	31.20
2018	329,612	37.52	to	37.52	12,368,277	—	to	—	1.01	to	1.01	(14.57)	to	(14.57)
2017	361,389	43.92	to	43.92	15,873,558	—	to	—	0.55	to	0.55	13.47	to	13.47
2016	389,563	38.71	to	38.71	15,080,188	—	to	—	0.54	to	0.54	12.82	to	12.82

Hartford Small Company HLS Fund (Class IA)
2020	4,562,614	10.12	to	10.12	46,193,912	—	to	—	—	to	—	55.52	to	55.52
2019	5,487,025	6.51	to	6.51	35,721,852	—	to	—	—	to	—	37.00	to	37.00
2018	5,914,631	4.75	to	4.75	28,107,152	—	to	—	—	to	—	(4.23)	to	(4.23)
2017	6,345,821	4.96	to	4.96	31,488,790	—	to	—	—	to	—	26.36	to	26.36
2016	7,195,595	3.93	to	3.93	28,256,741	—	to	—	—	to	—	2.05	to	2.05

Hartford Stock HLS Fund (Class IA)
2020	8,057,788	12.18	to	12.18	98,109,773	—	to	—	1.66	to	1.66	12.08	to	12.08
2019	8,854,296	10.86	to	10.86	96,191,477	—	to	—	1.63	to	1.63	31.22	to	31.22
2018	9,680,808	8.28	to	8.28	80,148,088	—	to	—	1.54	to	1.54	(0.14)	to	(0.14)
2017	10,586,643	8.29	to	8.29	87,772,905	—	to	—	1.79	to	1.79	19.85	to	19.85
2016	11,616,155	6.92	to	6.92	80,359,396	—	to	—	1.81	to	1.81	7.42	to	7.42

SA-98

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Total Return Bond HLS Fund (Class IA)
2020	21,320,690	$4.44	to	$4.44	$94,587,750	—%	to	—%	3.70%	to	3.70%	9.02%	to	9.02%
2019	21,371,053	4.07	to	4.07	86,962,875	—	to	—	3.94	to	3.94	10.65	to	10.65
2018	22,614,938	3.68	to	3.68	83,168,017	—	to	—	3.92	to	3.92	(0.81)	to	(0.81)
2017	24,331,505	3.71	to	3.71	90,209,056	—	to	—	2.94	to	2.94	5.16	to	5.16
2016	25,645,784	3.53	to	3.53	90,416,519	—	to	—	2.56	to	2.56	4.49	to	4.49

Hartford Ultrashort Bond HLS Fund (Class IA)
2020	22,213,870	1.95	to	1.95	43,215,086	—	to	—	2.19	to	2.19	1.44	to	1.44
2019	17,914,547	1.92	to	1.92	34,357,772	—	to	—	1.91	to	1.91	2.82	to	2.82
2018	18,681,278	1.87	to	1.87	34,847,121	—	to	—	1.14	to	1.14	1.57	to	1.57
2017	21,078,592	1.84	to	1.84	38,711,466	—	to	—	0.80	to	0.80	1.01	to	1.01
2016	22,769,658	1.82	to	1.82	41,397,288	—	to	—	0.46	to	0.46	0.96	to	0.96

Hartford U.S. Government Securities HLS Fund (Class IA) (merged September 25, 2020)
2020	—	13.77	to	13.77	—	—	to	—	3.33	to	3.33	5.74	to	5.74
2019	759,934	13.02	to	13.02	9,895,866	—	to	—	2.54	to	2.54	5.22	to	5.22
2018	745,175	12.38	to	12.38	9,222,604	—	to	—	2.34	to	2.34	0.85	to	0.85
2017	846,873	12.27	to	12.27	10,393,182	—	to	—	2.13	to	2.13	1.32	to	1.32
2016	923,579	12.11	to	12.11	11,187,051	—	to	—	1.91	to	1.91	1.54	to	1.54

Hartford Value HLS Fund (Class IA) (merged September 18, 2020)
2020	—	24.80	to	24.80	—	—	to	—	1.71	to	1.71	(11.32)	to	(11.32)
2019	476,070	27.96	to	27.96	13,313,071	—	to	—	2.00	to	2.00	27.71	to	27.71
2018	516,617	21.90	to	21.90	11,312,306	—	to	—	1.51	to	1.51	(10.18)	to	(10.18)
2017	613,991	24.38	to	24.38	14,968,353	—	to	—	1.78	to	1.78	15.44	to	15.44
2016	655,353	21.12	to	21.12	13,839,827	—	to	—	1.77	to	1.77	13.69	to	13.69

Invesco V.I. American Franchise Fund (Series I)
2020	102,303	38.91	to	38.91	3,981,032	—	to	—	0.08	to	0.08	42.35	to	42.35
2019	109,831	27.34	to	27.34	3,002,364	—	to	—	—	to	—	36.76	to	36.76
2018	118,923	19.99	to	19.99	2,377,171	—	to	—	—	to	—	(3.62)	to	(3.62)
2017	149,292	20.74	to	20.74	3,096,433	—	to	—	0.08	to	0.08	27.34	to	27.34
2016	141,626	16.29	to	16.29	2,306,754	—	to	—	—	to	—	2.27	to	2.27

Invesco V.I. American Value Fund (Series II)
2020	118,542	23.28	to	23.28	2,759,935	—	to	—	0.66	to	0.66	0.86	to	0.86
2019	147,466	23.08	to	23.08	3,404,137	—	to	—	0.41	to	0.41	24.71	to	24.71
2018	170,667	18.51	to	18.51	3,159,128	—	to	—	0.19	to	0.19	(12.87)	to	(12.87)
2017	193,840	21.24	to	21.24	4,117,866	—	to	—	0.61	to	0.61	9.68	to	9.68
2016	190,934	19.37	to	19.37	3,698,124	—	to	—	0.11	to	0.11	15.22	to	15.22

Invesco V.I. Balanced-Risk Allocation Fund (Series I)
2020	194,480	18.57	to	18.57	3,612,306	—	to	—	7.33	to	7.33	10.22	to	10.22
2019	247,558	16.85	to	16.85	4,171,625	—	to	—	—	to	—	15.21	to	15.21
2018	268,756	14.63	to	14.63	3,931,099	—	to	—	1.55	to	1.55	(6.46)	to	(6.46)
2017	284,658	15.64	to	15.64	4,451,247	—	to	—	4.12	to	4.12	10.16	to	10.16
2016	276,069	14.20	to	14.20	3,918,858	—	to	—	0.44	to	0.44	11.64	to	11.64

Invesco V.I. Comstock Fund (Series II)
2020	867,683	27.02	to	27.02	23,441,020	—	to	—	2.19	to	2.19	(1.09)	to	(1.09)
2019	916,067	27.31	to	27.31	25,020,315	—	to	—	1.70	to	1.70	24.94	to	24.94
2018	1,012,470	21.86	to	21.86	22,133,339	—	to	—	1.44	to	1.44	(12.37)	to	(12.37)
2017	1,112,629	24.95	to	24.95	27,755,121	—	to	—	1.96	to	1.96	17.57	to	17.57
2016	1,188,253	21.22	to	21.22	25,210,954	—	to	—	1.33	to	1.33	16.99	to	16.99

SA-99

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco V.I. Core Equity Fund (Series I)
2020	28,859	$38.33	to	$38.33	$1,106,088	—%	to	—%	1.35%	to	1.35%	13.85%	to	13.85%
2019	30,666	33.66	to	33.66	1,032,377	—	to	—	0.95	to	0.95	28.96	to	28.96
2018	36,292	26.10	to	26.10	947,370	—	to	—	0.83	to	0.83	(9.39)	to	(9.39)
2017	48,275	28.81	to	28.81	1,390,832	—	to	—	1.02	to	1.02	13.17	to	13.17
2016	55,977	25.46	to	25.46	1,424,995	—	to	—	0.75	to	0.75	10.26	to	10.26

Invesco V.I. International Growth Fund (Series I)
2020	282,108	19.01	to	19.01	5,361,829	—	to	—	2.38	to	2.38	14.00	to	14.00
2019	307,648	16.67	to	16.67	5,129,374	—	to	—	1.58	to	1.58	28.57	to	28.57
2018	342,407	12.97	to	12.97	4,440,255	—	to	—	1.99	to	1.99	(14.98)	to	(14.98)
2017	369,022	15.25	to	15.25	5,628,273	—	to	—	1.43	to	1.43	23.00	to	23.00
2016	421,387	12.40	to	12.40	5,225,077	—	to	—	1.36	to	1.36	(0.45)	to	(0.45)

Invesco V.I. Mid Cap Core Equity Fund (Series I)
2020	256,908	38.31	to	38.31	9,842,433	—	to	—	0.72	to	0.72	9.25	to	9.25
2019	285,539	35.07	to	35.07	10,013,308	—	to	—	0.48	to	0.48	25.28	to	25.28
2018	325,185	27.99	to	27.99	9,102,718	—	to	—	0.50	to	0.50	(11.35)	to	(11.35)
2017	368,242	31.58	to	31.58	11,627,783	—	to	—	0.52	to	0.52	14.92	to	14.92
2016	435,037	27.48	to	27.48	11,953,687	—	to	—	0.07	to	0.07	13.43	to	13.43

Invesco V.I. Mid Cap Growth Fund (Series I) (merged April 30, 2020)
2020	—	22.15	to	22.15	—	—	to	—	—	to	—	(5.50)	to	(5.50)
2019	133,364	23.44	to	23.44	3,126,012	—	to	—	—	to	—	34.34	to	34.34
2018	134,754	17.45	to	17.45	2,351,189	—	to	—	—	to	—	(5.58)	to	(5.58)
2017	135,913	18.48	to	18.48	2,511,626	—	to	—	—	to	—	22.49	to	22.49
2016	136,279	15.09	to	15.09	2,055,982	—	to	—	—	to	—	0.76	to	0.76

Invesco V.I. Small Cap Equity Fund (Series I)
2020	154,045	36.28	to	36.28	5,588,440	—	to	—	0.35	to	0.35	27.24	to	27.24
2019	176,277	28.51	to	28.51	5,025,799	—	to	—	—	to	—	26.60	to	26.60
2018	194,490	22.52	to	22.52	4,380,044	—	to	—	—	to	—	(15.08)	to	(15.08)
2017	214,184	26.52	to	26.52	5,680,097	—	to	—	—	to	—	14.06	to	14.06
2016	231,962	23.25	to	23.25	5,393,477	—	to	—	—	to	—	12.06	to	12.06

Lord Abbett Bond Debenture Portfolio (Class VC)
2020	348,032	23.74	to	23.74	8,263,870	—	to	—	3.84	to	3.84	7.30	to	7.30
2019	364,288	22.13	to	22.13	8,061,080	—	to	—	3.92	to	3.92	13.35	to	13.35
2018	354,637	19.52	to	19.52	6,922,995	—	to	—	4.19	to	4.19	(4.02)	to	(4.02)
2017	395,221	20.34	to	20.34	8,038,288	—	to	—	4.25	to	4.25	9.21	to	9.21
2016	380,444	18.62	to	18.62	7,085,100	—	to	—	4.47	to	4.47	12.13	to	12.13

Lord Abbett Dividend Growth Portfolio (Class VC)
2020	325,641	37.11	to	37.11	12,085,630	—	to	—	0.99	to	0.99	15.42	to	15.42
2019	350,367	32.16	to	32.16	11,266,539	—	to	—	1.55	to	1.55	26.45	to	26.45
2018	397,587	25.43	to	25.43	10,111,083	—	to	—	1.79	to	1.79	(4.67)	to	(4.67)
2017	413,956	26.68	to	26.68	11,043,326	—	to	—	1.67	to	1.67	19.12	to	19.12
2016	452,974	22.39	to	22.39	10,144,258	—	to	—	1.74	to	1.74	15.10	to	15.10

Lord Abbett Growth and Income Portfolio (Class VC)
2020	383,203	25.63	to	25.63	9,821,328	—	to	—	1.73	to	1.73	2.70	to	2.70
2019	402,836	24.96	to	24.96	10,053,323	—	to	—	1.68	to	1.68	22.49	to	22.49
2018	407,164	20.37	to	20.37	8,295,478	—	to	—	1.37	to	1.37	(8.14)	to	(8.14)
2017	434,605	22.18	to	22.18	9,639,612	—	to	—	1.34	to	1.34	13.38	to	13.38
2016	467,414	19.56	to	19.56	9,143,810	—	to	—	1.55	to	1.55	17.11	to	17.11

SA-100

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
MFS® Investors Trust Series (Initial Class)
2020	81,921	$39.87	to	$39.87	$3,266,243	—%	to	—%	0.62%	to	0.62%	13.87%	to	13.87%
2019	90,116	35.01	to	35.01	3,155,397	—	to	—	0.70	to	0.70	31.58	to	31.58
2018	95,397	26.61	to	26.61	2,538,604	—	to	—	0.72	to	0.72	(5.49)	to	(5.49)
2017	68,141	28.16	to	28.16	1,918,591	—	to	—	0.77	to	0.77	23.35	to	23.35
2016	54,783	22.83	to	22.83	1,250,541	—	to	—	0.88	to	0.88	8.59	to	8.59

MFS® New Discovery Series (Initial Class)
2020	138,397	83.87	to	83.87	11,606,944	—	to	—	—	to	—	45.89	to	45.89
2019	140,016	57.49	to	57.49	8,049,165	—	to	—	—	to	—	41.70	to	41.70
2018	148,622	40.57	to	40.57	6,029,587	—	to	—	—	to	—	(1.48)	to	(1.48)
2017	153,215	41.18	to	41.18	6,308,998	—	to	—	—	to	—	26.65	to	26.65
2016	168,003	32.51	to	32.51	5,462,044	—	to	—	—	to	—	9.05	to	9.05

MFS® Total Return Bond Series (Initial Class)
2020	625,603	19.32	to	19.32	12,086,612	—	to	—	3.44	to	3.44	8.47	to	8.47
2019	672,164	17.81	to	17.81	11,972,344	—	to	—	3.37	to	3.37	10.21	to	10.21
2018	704,505	16.16	to	16.16	11,386,294	—	to	—	3.18	to	3.18	(1.09)	to	(1.09)
2017	740,648	16.34	to	16.34	12,101,850	—	to	—	3.41	to	3.41	4.46	to	4.46
2016	685,007	15.64	to	15.64	10,715,188	—	to	—	3.47	to	3.47	4.23	to	4.23

MFS® Total Return Series (Initial Class)
2020	861,292	32.37	to	32.37	27,877,746	—	to	—	2.29	to	2.29	9.81	to	9.81
2019	909,542	29.47	to	29.47	26,808,671	—	to	—	2.35	to	2.35	20.38	to	20.38
2018	985,796	24.48	to	24.48	24,136,246	—	to	—	2.19	to	2.19	(5.61)	to	(5.61)
2017	1,084,665	25.94	to	25.94	28,135,779	—	to	—	2.32	to	2.32	12.30	to	12.30
2016	1,219,595	23.10	to	23.10	28,171,224	—	to	—	2.91	to	2.91	9.09	to	9.09

MFS® Value Series (Initial Class)
2020	450,251	28.25	to	28.25	12,720,096	—	to	—	1.58	to	1.58	3.48	to	3.48
2019	508,359	27.30	to	27.30	13,879,356	—	to	—	2.14	to	2.14	29.80	to	29.80
2018	571,555	21.03	to	21.03	12,022,091	—	to	—	1.52	to	1.52	(10.09)	to	(10.09)
2017	571,611	23.39	to	23.39	13,372,030	—	to	—	1.86	to	1.86	17.65	to	17.65
2016	742,814	19.88	to	19.88	14,770,074	—	to	—	2.11	to	2.11	14.09	to	14.09

Invesco Oppenheimer V.I. Capital Appreciation Fund (Series II)
2020	84,824	40.50	to	40.50	3,435,643	—	to	—	—	to	—	36.24	to	36.24
2019	97,186	29.73	to	29.73	2,889,289	—	to	—	—	to	—	35.85	to	35.85
2018	117,038	21.88	to	21.88	2,561,352	—	to	—	—	to	—	(5.96)	to	(5.96)
2017	149,072	23.27	to	23.27	3,468,982	—	to	—	0.01	to	0.01	26.50	to	26.50
2016	164,396	18.40	to	18.40	3,024,112	—	to	—	0.11	to	0.11	(2.43)	to	(2.43)

Invesco Oppenheimer V.I. Global Fund (Series II)
2020	374,202	37.63	to	37.63	14,081,272	—	to	—	0.45	to	0.45	27.34	to	27.34
2019	406,743	29.55	to	29.55	12,019,947	—	to	—	0.64	to	0.64	31.45	to	31.45
2018	446,146	22.48	to	22.48	10,029,690	—	to	—	0.76	to	0.76	(13.39)	to	(13.39)
2017	471,912	25.96	to	25.96	12,249,387	—	to	—	0.72	to	0.72	36.32	to	36.32
2016	486,714	19.04	to	19.04	9,267,713	—	to	—	0.77	to	0.77	(0.16)	to	(0.16)

Invesco Oppenheimer V.I. Main Street Fund® (Series II)
2020	88,715	35.03	to	35.03	3,107,378	—	to	—	1.19	to	1.19	13.69	to	13.69
2019	93,973	30.81	to	30.81	2,895,115	—	to	—	0.82	to	0.82	31.74	to	31.74
2018	100,809	23.39	to	23.39	2,357,521	—	to	—	0.90	to	0.90	(8.10)	to	(8.10)
2017	107,153	25.45	to	25.45	2,726,640	—	to	—	1.03	to	1.03	16.63	to	16.63
2016	116,568	21.82	to	21.82	2,543,171	—	to	—	0.88	to	0.88	11.30	to	11.30

SA-101

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series II)
2020	82,553	$35.29	to	$35.29	$2,913,490	—%	to	—%	0.37%	to	0.37%	19.64%	to	19.64%
2019	85,565	29.50	to	29.50	2,524,144	—	to	—	—	to	—	26.13	to	26.13
2018	87,099	23.39	to	23.39	2,037,073	—	to	—	0.06	to	0.06	(10.54)	to	(10.54)
2017	76,138	26.14	to	26.14	1,990,474	—	to	—	0.64	to	0.64	13.91	to	13.91
2016	71,633	22.95	to	22.95	1,644,017	—	to	—	0.25	to	0.25	17.67	to	17.67

Putnam VT Small Cap Growth Fund (Class IB)
2020	115,415	62.22	to	62.22	7,181,309	—	to	—	—	to	—	48.37	to	48.37
2019	134,080	41.94	to	41.94	5,622,873	—	to	—	—	to	—	37.45	to	37.45
2018	150,684	30.51	to	30.51	4,597,522	—	to	—	—	to	—	(13.84)	to	(13.84)
2017	162,420	35.41	to	35.41	5,751,564	—	to	—	0.49	to	0.49	7.93	to	7.93
2016	173,312	32.81	to	32.81	5,686,362	—	to	—	0.76	to	0.76	15.52	to	15.52

Putnam VT Diversified Income Fund (Class IA)
2020	3,701	37.69	to	37.69	139,490	—	to	—	8.08	to	8.08	(0.76)	to	(0.76)
2019	4,019	37.98	to	37.98	152,652	—	to	—	3.77	to	3.77	11.56	to	11.56
2018	4,836	34.04	to	34.04	164,618	—	to	—	4.52	to	4.52	(0.74)	to	(0.74)
2017	5,512	34.30	to	34.30	189,059	—	to	—	6.60	to	6.60	7.42	to	7.42
2016	8,314	31.93	to	31.93	265,458	—	to	—	7.66	to	7.66	5.76	to	5.76

Putnam VT Equity Income Fund (Class IA)
2020	211,285	48.02	to	48.02	10,146,869	—	to	—	2.01	to	2.01	6.06	to	6.06
2019	241,143	45.28	to	45.28	10,919,448	—	to	—	2.27	to	2.27	30.73	to	30.73
2018	270,803	34.64	to	34.64	9,379,946	—	to	—	0.91	to	0.91	(8.27)	to	(8.27)
2017	300,004	37.76	to	37.76	11,328,536	—	to	—	0.25	to	0.25	19.06	to	19.06
2016	30,114	31.72	to	31.72	955,125	—	to	—	2.12	to	2.12	13.96	to	13.96

Putnam VT Global Asset Allocation Fund (Class IA)
2020	3,908	70.63	to	70.63	275,977	—	to	—	2.18	to	2.18	12.58	to	12.58
2019	4,364	62.73	to	62.73	273,773	—	to	—	1.74	to	1.74	17.42	to	17.42
2018	4,658	53.43	to	53.43	248,855	—	to	—	2.09	to	2.09	(7.02)	to	(7.02)
2017	4,953	57.46	to	57.46	284,630	—	to	—	1.66	to	1.66	15.67	to	15.67
2016	5,674	49.68	to	49.68	281,874	—	to	—	2.22	to	2.22	6.98	to	6.98

Putnam VT Global Equity Fund (Class IA)
2020	62,135	62.50	to	62.50	3,883,478	—	to	—	0.40	to	0.40	10.32	to	10.32
2019	67,739	56.66	to	56.66	3,837,855	—	to	—	0.00 (1)	to	0.00 (1)	26.92	to	26.92
2018	65,293	44.64	to	44.64	2,914,538	—	to	—	0.56	to	0.56	(12.21)	to	(12.21)
2017	68,920	50.85	to	50.85	3,504,410	—	to	—	1.56	to	1.56	28.71	to	28.71
2016	74,032	39.51	to	39.51	2,924,812	—	to	—	1.35	to	1.35	1.37	to	1.37

Putnam VT Global Health Care Fund (Class IA)
2020	18,304	57.46	to	57.46	1,051,840	—	to	—	0.71	to	0.71	16.47	to	16.47
2019	19,572	49.34	to	49.34	965,603	—	to	—	0.24	to	0.24	30.58	to	30.58
2018	22,550	37.78	to	37.78	851,965	—	to	—	1.19	to	1.19	(0.29)	to	(0.29)
2017	25,057	37.89	to	37.89	949,476	—	to	—	0.76	to	0.76	15.60	to	15.60
2016	28,741	32.78	to	32.78	942,125	—	to	—	—	to	—	(11.14)	to	(11.14)

Putnam VT High Yield Fund (Class IA)
2020	88,132	59.20	to	59.20	5,217,550	—	to	—	6.01	to	6.01	5.50	to	5.50
2019	99,984	56.11	to	56.11	5,610,492	—	to	—	6.10	to	6.10	14.55	to	14.55
2018	109,510	48.99	to	48.99	5,364,539	—	to	—	6.01	to	6.01	(3.59)	to	(3.59)
2017	122,450	50.81	to	50.81	6,221,713	—	to	—	6.46	to	6.46	7.22	to	7.22
2016	146,991	47.39	to	47.39	6,965,876	—	to	—	6.43	to	6.43	15.66	to	15.66

SA-102

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Income Fund (Class IA)
2020	125,869	$45.21	to	$45.21	$5,691,118	—%	to	—%	5.16%	to	5.16%	6.01%	to	6.01%
2019	151,434	42.65	to	42.65	6,458,823	—	to	—	3.46	to	3.46	12.24	to	12.24
2018	158,105	38.00	to	38.00	6,007,736	—	to	—	3.24	to	3.24	0.37	to	0.37
2017	161,247	37.86	to	37.86	6,104,593	—	to	—	4.51	to	4.51	5.90	to	5.90
2016	176,239	35.75	to	35.75	6,300,208	—	to	—	4.64	to	4.64	2.27	to	2.27

Putnam VT International Equity Fund (Class IA)
2020	323,308	29.47	to	29.47	9,527,885	—	to	—	1.84	to	1.84	12.35	to	12.35
2019	344,233	26.23	to	26.23	9,029,445	—	to	—	1.64	to	1.64	25.55	to	25.55
2018	366,836	20.89	to	20.89	7,664,088	—	to	—	1.62	to	1.62	(18.95)	to	(18.95)
2017	379,594	25.78	to	25.78	9,784,321	—	to	—	2.46	to	2.46	26.93	to	26.93
2016	425,329	20.31	to	20.31	8,637,274	—	to	—	3.68	to	3.68	(2.21)	to	(2.21)

Putnam VT Emerging Markets Equity Fund (Class IA)
2020	5,147	33.90	to	33.90	174,471	—	to	—	0.28	to	0.28	28.25	to	28.25
2019	6,344	26.43	to	26.43	167,688	—	to	—	—	to	—	25.21	to	25.21
2018	6,898	21.11	to	21.11	145,604	—	to	—	0.14	to	0.14	(18.40)	to	(18.40)
2017	7,901	25.87	to	25.87	204,411	—	to	—	1.29	to	1.29	35.37	to	35.37
2016	8,793	19.11	to	19.11	168,050	—	to	—	1.29	to	1.29	(6.46)	to	(6.46)

Putnam VT International Value Fund (Class IA)
2020	11,680	24.70	to	24.70	288,459	—	to	—	2.71	to	2.71	4.23	to	4.23
2019	12,540	23.69	to	23.69	297,118	—	to	—	3.04	to	3.04	20.44	to	20.44
2018	14,705	19.67	to	19.67	289,282	—	to	—	2.28	to	2.28	(17.38)	to	(17.38)
2017	16,184	23.81	to	23.81	385,339	—	to	—	1.71	to	1.71	25.06	to	25.06
2016	17,876	19.04	to	19.04	340,347	—	to	—	2.68	to	2.68	1.28	to	1.28

Putnam VT Multi-Cap Core Fund (Class IA)
2020	19,899	37.42	to	37.42	744,571	—	to	—	1.19	to	1.19	17.64	to	17.64
2019	20,972	31.81	to	31.81	667,044	—	to	—	1.36	to	1.36	32.00	to	32.00
2018	22,284	24.10	to	24.10	536,952	—	to	—	1.42	to	1.42	(7.44)	to	(7.44)
2017	25,824	26.03	to	26.03	672,290	—	to	—	1.31	to	1.31	23.14	to	23.14
2016	29,211	21.14	to	21.14	617,544	—	to	—	1.56	to	1.56	12.34	to	12.34

Putnam VT Government Money Market Fund (Class IA)
2020	14,402	1.88	to	1.88	27,007	—	to	—	0.24	to	0.24	0.23	to	0.23
2019	14,865	1.87	to	1.87	27,812	—	to	—	1.79	to	1.79	1.80	to	1.80
2018	15,333	1.84	to	1.84	28,179	—	to	—	1.42	to	1.42	1.43	to	1.43
2017	15,796	1.81	to	1.81	28,623	—	to	—	0.47	to	0.47	0.48	to	0.48
2016	16,459	1.80	to	1.80	29,682	—	to	—	0.01	to	0.01	0.00 (1)	to	0.00 (1)

Putnam VT Sustainable Leaders Fund (Class IA)
2020	127,311	106.83	to	106.83	13,600,461	—	to	—	0.63	to	0.63	29.06	to	29.06
2019	134,887	82.77	to	82.77	11,164,836	—	to	—	0.66	to	0.66	36.72	to	36.72
2018	153,335	60.54	to	60.54	9,283,033	—	to	—	0.01	to	0.01	(1.28)	to	(1.28)
2017	167,375	61.33	to	61.33	10,264,621	—	to	—	0.85	to	0.85	29.55	to	29.55
2016	189,090	47.34	to	47.34	8,950,947	—	to	—	0.97	to	0.97	8.06	to	8.06

Putnam VT Small Cap Value Fund (Class IB)
2020	249,086	22.79	to	22.79	5,676,225	—	to	—	1.07	to	1.07	3.96	to	3.96
2019	265,715	21.92	to	21.92	5,824,319	—	to	—	0.66	to	0.66	24.24	to	24.24
2018	278,975	17.64	to	17.64	4,921,884	—	to	—	0.40	to	0.40	(19.93)	to	(19.93)
2017	287,733	22.03	to	22.03	6,339,697	—	to	—	0.71	to	0.71	7.87	to	7.87
2016	302,142	20.43	to	20.43	6,171,364	—	to	—	1.17	to	1.17	27.49	to	27.49

SA-103

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Templeton Foreign VIP Fund (Class 2)
2020	93,293	$22.28	to	$22.28	$2,078,901	—%	to	—%	3.39%	to	3.39%	(1.16)%	to	(1.16)%
2019	114,054	22.54	to	22.54	2,571,307	—	to	—	1.77	to	1.77	12.53	to	12.53
2018	127,690	20.03	to	20.03	2,558,216	—	to	—	2.69	to	2.69	(15.44)	to	(15.44)
2017	130,204	23.69	to	23.69	3,084,941	—	to	—	2.57	to	2.57	16.69	to	16.69
2016	134,099	20.30	to	20.30	2,722,741	—	to	—	1.91	to	1.91	7.18	to	7.18

Templeton Global Bond VIP Fund (Class 2)
2020	616,341	18.54	to	18.54	11,426,386	—	to	—	8.72	to	8.72	(5.28)	to	(5.28)
2019	737,930	19.57	to	19.57	14,443,328	—	to	—	7.03	to	7.03	2.01	to	2.01
2018	797,499	19.19	to	19.19	15,301,190	—	to	—	—	to	—	1.94	to	1.94
2017	905,448	18.82	to	18.82	17,042,048	—	to	—	—	to	—	1.93	to	1.93
2016	1,015,595	18.47	to	18.47	18,754,045	—	to	—	—	to	—	2.94	to	2.94

Templeton Growth VIP Fund (Class 2)
2020	649,325	17.52	to	17.52	11,375,602	—	to	—	2.99	to	2.99	5.80	to	5.80
2019	690,029	16.56	to	16.56	11,426,134	—	to	—	2.79	to	2.79	15.15	to	15.15
2018	738,429	14.38	to	14.38	10,618,467	—	to	—	1.99	to	1.99	(14.85)	to	(14.85)
2017	798,320	16.89	to	16.89	13,481,557	—	to	—	1.62	to	1.62	18.50	to	18.50
2016	831,524	14.25	to	14.25	11,850,020	—	to	—	2.04	to	2.04	9.62	to	9.62

Morgan Stanley VIF Discovery Portfolio (Class II)
2020	141,309	80.32	to	80.32	11,350,024	—	to	—	—	to	—	152.04	to	152.04
2019	116,568	31.87	to	31.87	3,714,773	—	to	—	—	to	—	39.97	to	39.97
2018	130,639	22.77	to	22.77	2,974,442	—	to	—	—	to	—	10.53	to	10.53
2017	107,670	20.60	to	20.60	2,217,977	—	to	—	—	to	—	38.60	to	38.60
2016	113,637	14.86	to	14.86	1,688,999	—	to	—	—	to	—	(8.84)	to	(8.84)

Putnam VT Growth Opportunities Fund (Class IA) (available July 8, 2016)
2020	947,886	27.10	to	27.10	25,683,628	—	to	—	0.25	to	0.25	39.09	to	39.09
2019	1,016,171	19.48	to	19.48	19,796,215	—	to	—	0.36	to	0.36	37.11	to	37.11
2018	1,075,505	14.21	to	14.21	15,281,209	—	to	—	0.06	to	0.06	2.60	to	2.60
2017	1,150,410	13.85	to	13.85	15,930,916	—	to	—	0.15	to	0.15	31.30	to	31.30
2016	1,329,651	10.55	to	10.55	14,023,977	—	to	—	—	to	—	5.23	to	5.23

BlackRock S&P 500 Index V.I. Fund (Class I) (available April 20, 2018)
2020	5,020,960	14.64	to	14.64	73,511,171	—	to	—	1.78	to	1.78	18.24	to	18.24
2019	5,433,931	12.38	to	12.38	67,284,779	—	to	—	2.16	to	2.16	31.34	to	31.34
2018	5,862,075	9.43	to	9.43	55,264,590	—	to	—	1.03	to	1.03	(4.93)	to	(4.93)
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—

Fidelity® VIP Equity-Income Portfolio (Service Class 2)
2020	273,592	27.65	to	27.65	7,563,864	—	to	—	1.61	to	1.61	6.44	to	6.44
2019	318,536	25.97	to	25.97	8,273,512	—	to	—	1.84	to	1.84	27.11	to	27.11
2018	333,086	20.43	to	20.43	6,806,441	—	to	—	2.02	to	2.02	(8.54)	to	(8.54)
2017	366,726	22.34	to	22.34	8,193,315	—	to	—	1.50	to	1.50	12.65	to	12.65
2016	388,290	19.83	to	19.83	7,700,988	—	to	—	2.20	to	2.20	17.71	to	17.71

Putnam VT Diversified Income Fund (Class IB)
2020	119,666	17.70	to	17.70	2,118,279	—	to	—	8.57	to	8.57	(0.90)	to	(0.90)
2019	165,272	17.86	to	17.86	2,952,285	—	to	—	3.34	to	3.34	11.23	to	11.23
2018	168,351	16.06	to	16.06	2,703,673	—	to	—	4.04	to	4.04	(0.98)	to	(0.98)
2017	192,148	16.22	to	16.22	3,116,432	—	to	—	5.55	to	5.55	7.12	to	7.12
2016	210,201	15.14	to	15.14	3,182,527	—	to	—	7.24	to	7.24	5.42	to	5.42

SA-104

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Equity Income Fund (Class IB)
2020	202,737	$48.71	to	$48.71	$9,874,553	—%	to	—%	1.71%	to	1.71%	5.80%	to	5.80%
2019	230,759	46.03	to	46.03	10,622,957	—	to	—	2.00	to	2.00	30.40	to	30.40
2018	230,399	35.30	to	35.30	8,133,491	—	to	—	0.71	to	0.71	(8.49)	to	(8.49)
2017	261,867	38.58	to	38.58	10,101,814	—	to	—	1.38	to	1.38	18.77	to	18.77
2016	205,324	32.48	to	32.48	6,668,755	—	to	—	1.87	to	1.87	13.64	to	13.64

Putnam VT Global Equity Fund (Class IB)
2020	12,885	35.76	to	35.76	460,733	—	to	—	0.17	to	0.17	10.07	to	10.07
2019	14,326	32.49	to	32.49	465,415	—	to	—	—	to	—	26.60	to	26.60
2018	14,627	25.66	to	25.66	375,377	—	to	—	0.31	to	0.31	(12.43)	to	(12.43)
2017	14,820	29.31	to	29.31	434,310	—	to	—	1.35	to	1.35	28.38	to	28.38
2016	15,093	22.83	to	22.83	344,528	—	to	—	1.05	to	1.05	1.07	to	1.07

Putnam VT High Yield Fund (Class IB)
2020	272,329	31.32	to	31.32	8,528,354	—	to	—	5.52	to	5.52	5.21	to	5.21
2019	282,009	29.77	to	29.77	8,394,490	—	to	—	5.98	to	5.98	14.40	to	14.40
2018	304,362	26.02	to	26.02	7,919,750	—	to	—	5.87	to	5.87	(4.07)	to	(4.07)
2017	359,100	27.12	to	27.12	9,740,184	—	to	—	5.83	to	5.83	6.98	to	6.98
2016	387,790	25.35	to	25.35	9,832,195	—	to	—	6.33	to	6.33	15.55	to	15.55

Putnam VT Income Fund (Class IB)
2020	423,814	22.76	to	22.76	9,644,782	—	to	—	4.79	to	4.79	5.73	to	5.73
2019	443,619	21.52	to	21.52	9,548,410	—	to	—	3.16	to	3.16	11.89	to	11.89
2018	473,891	19.24	to	19.24	9,115,845	—	to	—	2.98	to	2.98	0.20	to	0.20
2017	506,594	19.20	to	19.20	9,725,386	—	to	—	4.34	to	4.34	5.59	to	5.59
2016	523,837	18.18	to	18.18	9,523,578	—	to	—	4.33	to	4.33	2.00	to	2.00

Putnam VT International Equity Fund (Class IB)
2020	161,054	27.86	to	27.86	4,487,653	—	to	—	1.62	to	1.62	12.10	to	12.10
2019	163,270	24.86	to	24.86	4,058,500	—	to	—	1.37	to	1.37	25.15	to	25.15
2018	173,371	19.86	to	19.86	3,443,486	—	to	—	1.39	to	1.39	(19.11)	to	(19.11)
2017	179,384	24.56	to	24.56	4,404,768	—	to	—	2.23	to	2.23	26.58	to	26.58
2016	193,787	19.40	to	19.40	3,759,235	—	to	—	3.36	to	3.36	(2.45)	to	(2.45)

Putnam VT Sustainable Leaders Fund (Class IB)
2020	53,318	63.98	to	63.98	3,411,111	—	to	—	0.40	to	0.40	28.74	to	28.74
2019	56,800	49.69	to	49.69	2,822,566	—	to	—	0.46	to	0.46	36.36	to	36.36
2018	68,034	36.44	to	36.44	2,479,412	—	to	—	—	to	—	(1.53)	to	(1.53)
2017	65,483	37.01	to	37.01	2,423,414	—	to	—	0.53	to	0.53	29.22	to	29.22
2016	59,860	28.64	to	28.64	1,714,345	—	to	—	0.70	to	0.70	7.79	to	7.79

Putnam VT Growth Opportunities Fund (Class IB) (available July 8, 2016)
2020	308,131	27.18	to	27.18	8,374,198	—	to	—	0.03	to	0.03	38.71	to	38.71
2019	199,693	19.59	to	19.59	3,912,629	—	to	—	0.13	to	0.13	36.74	to	36.74
2018	171,540	14.33	to	14.33	2,457,926	—	to	—	—	to	—	2.38	to	2.38
2017	175,661	14.00	to	14.00	2,458,463	—	to	—	0.10	to	0.10	30.90	to	30.90
2016	195,878	10.69	to	10.69	2,094,238	—	to	—	—	to	—	5.17	to	5.17

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
2020	229,166	14.59	to	14.59	3,342,629	—	to	—	—	to	—	48.27	to	48.27
2019	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2018	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—

SA-105

Separate Account VL I
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
6. Financial Highlights (continued):
*    This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**    These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Funds, net of management fees assessed by the Funds’ manager, divided by the average net assets. These ratios exclude those expenses, if any, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Funds in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***    This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
#    Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
(1) Amount is less than 0.01%.

7. Subsequent Events:

On January 18, 2021, the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 13, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

SA-106

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com INDEPENDENT AUDITORS' REPORT To the Board of Directors of Talcott Resolution Life and Annuity Insurance Company We have audited the accompanying statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements. Management’s Responsibility for the Statutory-Basis Financial Statements Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. Auditors’ Responsibility Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement. An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion. Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by Talcott Resolution Life and Annuity Insurance Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Adverse Opinion on Accounting Principles Generally Accepted in the United States of America In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020. Opinion on Statutory Basis of Accounting In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department as described in Note 2 to the statutory-basis financial statements. Emphasis of Matter As discussed in Note 13 to the statutory-basis financial statements, on January 18, 2021, the Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street. The merger is subject to regulatory approvals and other customary closing conditions. If consummated, the merger would result in a change of ownership and control of the Company and its life and annuity operating subsidiaries. April 8, 2021

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (STATUTORY-BASIS) Admitted assets As of December 31, 2020 2019 Bonds $ 4,571,087,432 $ 4,549,159,315 Common and preferred stocks 22,441,831 20,264,998 Mortgage loans on real estate 766,622,883 843,320,642 Contract loans 95,042,308 99,925,503 Cash, cash equivalents and short-term investments 289,850,828 409,620,396 Derivatives 196,265,361 161,703,961 Other invested assets 560,265,450 565,761,812 Total cash and invested assets 6,501,576,093 6,649,756,627 Investment income due and accrued 56,966,047 132,100,186 Amounts recoverable for reinsurance 62,741,182 55,758,749 Federal income tax recoverable 74,413,249 32,580,526 Net deferred tax asset 79,536,000 127,732,739 Other assets 31,891,701 35,933,521 Separate Account assets 28,430,266,880 27,243,815,730 Total admitted assets $ 35,237,391,152 $ 34,277,678,078 Liabilities Aggregate reserves for future benefits $ 4,864,936,892 $ 4,972,838,503 Liability for deposit-type contracts 199,264,917 216,142,238 Policy and contract claim liabilities 28,119,632 23,710,557 Asset valuation reserve 134,693,701 128,507,852 Interest maintenance reserve 101,434,239 86,725,788 Payables to parent, subsidiaries and affiliates 10,779,853 131,359,329 Accrued expense allowances and amounts due from Separate Accounts (40,378,588) (49,902,368) Derivatives 437,969,150 179,755,105 Collateral on derivatives 93,719,979 170,792,087 Payable for repurchase agreements 158,756,325 — Other liabilities 196,138,332 194,648,923 Separate Account liabilities 28,430,266,880 27,243,815,730 Total liabilities $ 34,615,701,312 $ 33,298,393,744 Capital and surplus Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding 2,500,000 2,500,000 Aggregate write-ins for other than special surplus funds 199,649,231 223,338,361 Gross paid-in and contributed surplus 85,431,561 85,431,561 Unassigned surplus 334,109,048 668,014,412 Total capital and surplus 621,689,840 979,284,334 Total liabilities and capital and surplus $ 35,237,391,152 $ 34,277,678,078 See notes to financial statements. 3

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF OPERATIONS (STATUTORY-BASIS) Revenues For the years ended December 31, 2020 2019 2018 Premiums and annuity considerations $ 135,503,495 $ 120,006,752 $ (1,618,469,704) Net investment income 284,999,031 315,441,264 322,352,994 Commissions and expense allowances on reinsurance ceded 40,176,892 45,974,076 93,414,624 Reserve adjustments on reinsurance ceded (455,831,436) (481,495,984) (480,192,551) Fee income 566,055,501 589,064,520 638,788,496 Other revenues 9,802,097 5,884,135 14,128,841 Total revenues 580,705,580 594,874,763 (1,029,977,300) Benefits and expenses Death and annuity benefits 309,993,312 286,737,104 341,052,574 Disability and other benefits 1,822,063 1,978,373 2,269,037 Surrenders and other fund withdrawals 2,554,992,951 3,097,282,584 3,547,633,620 Commissions and expense allowances 134,027,588 146,733,495 164,554,433 Decrease in aggregate reserves for life and accident and health policies (107,901,611) (203,593,511) (1,487,088,683) General insurance expenses 72,340,299 87,088,671 75,868,684 Net transfers from Separate Accounts (2,605,128,491) (3,102,888,025) (3,527,763,579) Modified coinsurance adjustment on reinsurance assumed (129,063,015) (141,122,030) (112,018,578) IMR adjustment on reinsurance ceded — — (248,578,915) Other expenses 12,194,085 41,247,764 59,033,784 Total benefits and expenses 243,277,181 213,464,425 (1,178,037,623) Net gain from operations before federal income tax benefit 337,428,399 381,410,338 148,060,323 Federal income tax benefit (65,215,649) (27,159,346) (32,642,950) Net gain from operations 402,644,048 408,569,684 180,703,273 Net realized capital losses, after tax (355,549,269) (12,360,382) (115,657,101) Net income $47,094,779 $396,209,302 $65,046,172 See notes to financial statements. 4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS) Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding For the years ended December 31, 2020 2019 2018 Balance, beginning and end of year $ 2,500,000 $ 2,500,000 $ 2,500,000 Gross paid-in and contributed surplus Balance, beginning of year 85,431,561 335,431,561 604,729,448 Capital (return) paid-in — (250,000,000) (269,297,887) Balance, end of year 85,431,561 85,431,561 335,431,561 Aggregate write-ins for other than special surplus funds Balance, beginning of year 223,338,361 247,027,489 197,246,618 Amortization, increases and (decreases) of gain on inforce reinsurance (23,689,130) (23,689,128) 49,780,871 Balance, end of year 199,649,231 223,338,361 247,027,489 Unassigned funds Balance, beginning of year 668,014,412 575,879,546 334,495,622 Net income 47,094,779 396,209,302 65,046,172 Change in net unrealized capital gains (losses) on investments, net of tax 63,801,748 (301,668,972) 212,915,290 Change in net unrealized foreign exchange capital gains (losses) 943,174 (1,967,237) 557,389 Change in net deferred income tax (69,213,609) (28,199,411) (233,679,225) Change in reserve on account of change in valuation basis decrease — 56,896,844 — Change in asset valuation reserve (6,185,849) (45,079,553) (48,533,710) Change in nonadmitted assets 29,654,393 15,943,893 245,078,008 Dividends to stockholder (400,000,000) — — Balance, end of year 334,109,048 668,014,412 575,879,546 Capital and surplus Balance, end of year $ 621,689,840 $ 979,284,334 $ 1,160,838,596 See notes to financial statements. 5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,		
	2020	2019	2018
Operating activities			
Premiums and annuity considerations	$ 136,031,492	$ 120,211,243	$ 183,549,960
Net investment income	372,021,855	439,672,388	328,002,909
Reserve adjustments on reinsurance	(455,831,436)	(481,495,984)	(480,192,551)
Miscellaneous income	583,105,110	612,347,118	698,479,984
Total income	**635,327,021**	**690,734,765**	**729,840,302**
Benefits paid	2,867,926,352	3,438,350,617	4,026,401,584
Federal income tax (recovered) paid	(15,155,445)	12,692,835	(145,161,928)
Net transfers from Separate Accounts	(2,614,652,271)	(3,122,215,019)	(3,548,179,839)
Other expenses	151,838,371	242,486,361	301,997,730
Total benefits and expenses	**389,957,007**	**571,314,794**	**635,057,547**
Net cash provided by operating activities	**245,370,014**	**119,419,971**	**94,782,755**
Investing activities			
Proceeds from investments sold, matured or repaid			
Bonds	976,426,133	1,237,813,039	1,720,507,430
Common and preferred stocks	10,133,339	66,030,101	25,803,407
Mortgage loans	131,129,986	81,888,745	104,437,923
Derivatives and other	70,017,579	199,003,059	205,084,143
Total investment proceeds	**1,187,707,037**	**1,584,734,944**	**2,055,832,903**
Cost of investments acquired			
Bonds	984,005,477	912,788,647	1,425,766,165
Common and preferred stocks	11,980,227	3,294,932	26,359,180
Mortgage loans	54,734,810	111,438,828	191,448,243
Derivatives and other	123,412,680	178,022,586	176,867,059
Total investments acquired	**1,174,133,194**	**1,205,544,993**	**1,820,440,647**
Net decrease in contract loans	(4,883,195)	(2,699,971)	(3,935,381)
Net cash provided by investing activities	**18,457,038**	**381,889,922**	**239,327,637**
Financing and miscellaneous activities			
Return of paid-in surplus	—	(250,000,000)	(271,876,214)
Dividends to stockholder	(400,000,000)	—	—
Other cash provided (used)	16,403,380	(253,248,716)	(197,971,400)
Net cash used for financing and miscellaneous activities	**(383,596,620)**	**(503,248,716)**	**(469,847,614)**
Net (decrease) increase in cash, cash equivalents and short-term investments	**(119,769,568)**	**(1,938,823)**	**(135,737,222)**
Cash, cash equivalents and short-term investments, beginning of year	409,620,396	411,559,219	547,296,441
Cash, cash equivalents and short-term investments, end of year	$ **289,850,828**	$ **409,620,396**	$ **411,559,219**

Note: Supplemental disclosures of cash flow information for non-cash transactions:			
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(8,481,263)	(99,820,813)	(39,881,791)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(8,481,263)	(99,820,813)	(39,881,791)
Non-cash proceeds from sale of affiliate holding - other invested asset	—	—	(11,410,309)
Non-cash acquisition from sale of affiliate holding - common stocks	—	—	(11,410,309)
Capital contribution from former parent to settle intercompany balances related to stock compensation	—	—	(2,578,327)
Non-cash transfer of bonds acquired for assumption reinsurance	—	—	3,448,021,646
Non-cash transfer of mortgage loans acquired for assumption reinsurance	—	—	649,122,178
Non-cash transfer of other invested assets acquired for assumption reinsurance	—	—	558,473,453
Non-cash transfer of reserves for assumption reinsurance	—	—	(3,259,322,631)
Non-cash transfer of deposit liability for assumption reinsurance	—	—	(1,276,223,336)
Non-cash transfer of IMR liability for assumption reinsurance	—	—	(110,419,414)
Non-cash transfer of other for assumption reinsurance	—	—	(9,651,896)
Non-cash transfer of bonds sold for reinsurance	—	—	(2,220,227,957)
Non-cash transfer of mortgage loans sold for reinsurance	—	—	(392,591,994)
Non-cash transfer of premium for reinsurance	—	—	1,801,211,602
Non-cash transfer of deposit liability for reinsurance	—	—	1,039,068,007
Non-cash transfer of IMR liability for reinsurance	—	—	(241,578,915)
Non-cash transfer of other for reinsurance	—	—	14,119,257

See notes to financial statements.

6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018 1. Organization and Description of Business Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of Talcott Resolution Life, Inc. ("TLI"). On May 31, 2018, Hartford Holdings, Inc. (“HHI”), an indirect parent company of the Company and a direct wholly owned subsidiary of The Hartford, sold all of the issued and outstanding equity of Talcott Resolution Life, Inc. ("TLI") (formerly Hartford Life, Inc.), TL's parent, to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement, the investor group formed Hopmeadow Holdings, LP, a limited partnership, that acquired TLI and its life and annuity insurance operating subsidiaries consisting primarily of TL and the Company. As part of the transaction, the Company has a new indirect parent company. In April 2018, the Company's direct parent, Hartford Life International Holding Company ("HLIHC"), was dissolved and the Company became a direct subsidiary of TL. The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance. 2. Summary of Significant Accounting Policies Basis of Presentation The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut. A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event. 7

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2020	2019	2018
Net income					
1. TLA state basis			$ 47,094,779	$ 396,209,302	$ 65,046,172
2. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61	4	12,370,401	(42,350,753)	(48,356,117)
			12,370,401	(42,350,753)	(48,356,117)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61	4	$ 34,724,378	$ 438,560,055	$ 113,402,289
Surplus					
5. TLA state basis			$ 621,689,840	$ 979,284,334	$ 1,160,838,596
6. State prescribed practices that change NAIC SAP:					
Less: Reinsurance reserve credit (as described above)	61	5	43,673,148	31,302,747	73,653,500
			43,673,148	31,302,747	73,653,500
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$ 578,016,692	$ 947,981,587	$ 1,087,185,096

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

1. for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2. recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3. development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality

8

experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value; 4. exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus; 5. establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold; 6. the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses: 7. for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; 8. for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets; 9. the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; 10. deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income; 11. comprehensive income and its components are not presented in the statutory-basis financial statements; 12. for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. 13. embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately. 9

14. for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment. Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On- benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience. For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve. Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality. As of December 31, 2020 and 2019, the Company had $12,464,067 and $11,141,055, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2020 and 2019 totaled $104,426 and $140,561 respectively, also subject to 100% reinsurance to Prudential. The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations. An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2020 is presented below: A. INDIVIDUAL ANNUITIES 10

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a. With market value adjustment	$ 5,944,946	$ —	$ —	$ 5,944,946	0.02 %
b. At book value less current surrender charge of 5% or more	1,396,909	—	—	1,396,909	0.00 %
c. At fair value	—	—	22,591,170,523	22,591,170,523	79.88 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	7,341,855	—	22,591,170,523	22,598,512,378	79.90 %
e. At book value without adjustment (minimal or no charge or adjustment)	1,657,706,274	—	—	1,657,706,274	5.86 %
2. Not subject to discretionary withdrawal	3,705,811,228	—	321,113,726	4,026,924,954	14.24 %
3. Total (gross: direct + assumed)	5,370,859,357	—	22,912,284,249	28,283,143,606	100.00 %
4. Reinsurance ceded	1,197,764,252	—	—	1,197,764,252	
5. Total (net)	$ 4,173,095,105	$ —	$ 22,912,284,249	$ 27,085,379,354	
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 698,455	$ —	$ —	$ 698,455	

B. GROUP ANNUITIES

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a.. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b.. At book value less current surrender charge of 5% or more	268	—	—	268	0.01 %
c. At fair value	—	—	1,635,254	1,635,254	86.25 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	268	—	1,635,254	1,635,522	86.26 %
e. At book value without adjustment (minimal or no charge or adjustment)	260,582	—	—	260,582	13.74 %
2. Not subject to discretionary withdrawal	—	—	—	—	0.00 %
3. Total (gross: direct + assumed)	260,850	—	1,635,254	1,896,104	100.00 %
4. Reinsurance ceded	—	—	—	—	
5. Total (net)	$ 260,850	$ —	$ 1,635,254	$ 1,896,104	
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 134	$ —	$ —	$ 134	

C. DEPOSIT-TYPE CONTRACTS

11

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal					
a.. With market value adjustment	$ —	$ —	$ —	$ —	0.00 %
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00 %
c. At fair value	—	—	—	—	0.00 %
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00 %
e. At book value without adjustment (minimal or no charge or adjustment)	16,586,840	—	—	16,586,840	1.66 %
2. Not subject to discretionary withdrawal	985,406,069	—	—	985,406,069	98.34 %
3. Total (gross: direct + assumed)	1,001,992,909	—	—	1,001,992,909	100.00 %
4. Reinsurance ceded	802,727,992	—	—	802,727,992	
5. Total (net)	$ 199,264,917	$ —	$ —	$ 199,264,917	
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —	

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:

F. Life and Accident & Health Annual Statement:	
1. Exhibit 5, Annuities Section, Total (net)	$ 4,170,355,040
2. Exhibit 5, Supplementary Contract Section, Total (net)	3,000,915
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	199,264,917
4. Subtotal	4,372,620,872
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	22,913,919,503
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	22,913,919,503
12. Combined total	$ 27,286,540,375

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2020 is presented below:

A. General Account

12

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ 101,316,996	$ 101,316,996	$ 113,357,855
b. Universal Life	902,288,866	883,572,877	951,851,905
c. Universal Life with Secondary Guarantees	4,170,708,344	3,516,674,101	10,067,907,597
d. Indexed Universal Life	388,489,990	353,441,809	440,994,595
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	3,274,286	4,560,873
h. Variable Life	—	—	—
i. Variable Universal Life	508,160,869	502,158,778	630,446,070
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	1,125,904,589
b. Accidental Death Benefits	XXX	XXX	70,420
c. Disability - Active Lives	XXX	XXX	805,742
d. Disability - Disabled Lives	XXX	XXX	37,480,051
e. Miscellaneous Reserves	XXX	XXX	371,315,040
3. Total (gross: direct + assumed)	6,070,965,065	5,360,438,847	13,744,694,737
4. Reinsurance Ceded	5,462,370,647	4,749,413,764	13,086,578,078
5. Total (net) (3) - (4)	$ 608,594,418	$ 611,025,083	$ 658,116,659

B. Separate Account with Guarantees

Not applicable.

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:			
a. Term Policies with Cash Value	$ —	$ —	$ —
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	5,456,014,361	5,456,014,361	5,456,014,361
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values			
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	5,456,014,361	5,456,014,361	5,456,014,361
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$ 5,456,014,361	$ 5,456,014,361	$ 5,456,014,361

13

Reconciliation of total life actuarial reserves and deposit fund liabilities: D. Life and Accident & Health Annual Statement: 1. Exhibit 5, Life Insurance Section, Total (net) $ 648,119,586 2. Exhibit 5, Accidental Death Benefits Section, Total (net) 70,420 3. Exhibit 5, Disability - Active Lives Section, Total (net) 544,246 4. Exhibit 5, Disability - Disabled Lives Section, Total (net) 4,693,869 5. Exhibit 5, Miscellaneous Reserves Section, Total (net) 4,688,538 6. Subtotal 658,116,659 Separate Account Annual Statement: 7. Exhibit 3, Line 0199999, Column 2 $ 5,456,014,361 8. Exhibit 3, Line 0499999, Column 2 — 9. Exhibit 3, Line 0599999, Column 2 — 10. Subtotal (Lines (7) through (9)) 5,456,014,361 11. Combined Total ((6) and (10)) $ 6,114,131,020 Investments Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value. Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield. Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2020 and 2019. Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other- than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses. 14

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $134,693,701 and $128,507,852 as of December 31, 2020 and 2019, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2020 and 2019 were $101,434,239 and $86,725,788, respectively. The net capital gains captured in the IMR, net of taxes, in 2020, 2019 and 2018 were $23,547,563, $17,318,892 and $196,740,460, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2020, 2019 and 2018 was $8,839,112, $4,762,176 and $11,798,898, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis. For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value. Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $4,753,109, $2,342,362, and $1,697,596 for the years ended December 31, 2020, 2019 and 2018, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were $0 and immaterial for the years ended December 31, 2020, 2019, and 2018. See additional information on OTTI in Section J of Note 3. Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest 15 income on defaulted loans is recognized when received. As of December 31, 2020, 2019 and 2018, the Company had $0 and immaterial impaired mortgage loans on real estate with related allowances for credit losses, respectively. The Company accounts for derivative instruments in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"). On the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department. Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss. Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss. Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income. Adoption of Accounting Standards In 2020, the NAIC adopted SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. This standard establishes statutory accounting principles to address certain limited derivative transactions hedging variable annuity guarantees subject to fluctuations as a result of interest rate sensitivity. It was effective January 1. 2020, and there was no impact upon adoption of this guidance. In 2019, the NAIC amended SSAP No. 101R - Income Taxes to reflect the impact of the Federal Tax Cuts and Jobs Act along with clarification to certain admittance guidance for deferred tax assets. It was effective December 31, 2019, and there was no material impact to the Company. In 2019, the NAIC adopted revisions drafted by the Life Actuarial Task Force to Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guideline XLIII CARVM for Variable Annuities ("AG 43") which provided comprehensive updates to the CARVM. The revisions adopted to VM-21 and AG 43 represented an accounting change that must be recognized as a change in valuation basis under SSAP No. 51R-Life contracts. They were effective January 1, 2020 with early adoption permitted in 2019. As of December 31, 2019, the Company early adopted the valuation changes under AG 43. The impact of this valuation basis change is a decrease to Aggregate reserves for future benefits on the Statements of Admitted Assets, Liabilities and Capital and Surplus with a corresponding increase to surplus of approximately $57 million recorded through Change in reserve on account of change in valuation basis on the Statements of Changes in Capital and Surplus. . Recently Issued Accounting Standards In 2020, the NAIC adopted revisions to SSAP No. 86 – Derivatives to ensure reporting consistency for derivatives with financing components. The Company is adopting these revisions effective January 1, 2021 as required by the guidance. The revised guidance requires reporting derivatives gross of any amounts owed to/from the reporting entity from the acquisition or writing of the derivative (derivative premiums payable and receivable). Upon adoption, the Company will separately report derivative premiums payable and receivable as components of Receivables from 16 securities and Payables for securities reflecting amounts currently netted in Derivatives assets and Derivatives liabilities for derivatives which include financing components.

In 2020, the NAIC revised SSAP No. 32 – Preferred Stock to update definitions, measurement, and impairment guidance for preferred stock. Adoption of this guidance will modify the measurement of the Company's perpetual preferred stock with NAIC ratings 1-3 from amortized cost to fair value. This is effective January 1, 2021 with early adoption permitted in 2020. The Company will adopt this guidance in 2021, and the impact is not expected to be material to the Company.

Other Items

The continuing impact of the outbreak of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the ongoing COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, further actions regulators may take in response to the COVID-19 public health crisis could impact financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot fully quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods. The Company has reviewed COVID-19 related Interpretations from the Statutory Accounting Principles Working Group of the NAIC. These interpretations as well as relief granted to customers to date have not had a material impact on the Company's financial condition or results of operations.

3. Investments

a. Components of Net Investment Income

	For the years ended December 31,		
	2020	2019	2018
Interest income from bonds and short-term investments	$ 202,263,088	$ 231,450,496	$ 264,518,658
Interest income from contract loans	21,301	20,252	20,829
Interest income from mortgage loans on real estate	35,916,257	35,594,062	37,918,981
Interest and dividends from other investments	55,558,698	59,346,788	33,676,191
Gross investment income	293,759,344	326,411,598	336,134,659
Less: Investment expenses	8,760,313	10,970,334	13,781,665
Net investment income	$ 284,999,031	$ 315,441,264	$ 322,352,994

b. Components of Net Unrealized Capital Gains (Losses) on Bonds and Short-Term Investments

	As of December 31,		
	2020	2019	2018
Gross unrealized capital gains	$ 887,075,048	$ 591,942,713	$ 241,992,681
Gross unrealized capital losses	(16,012,457)	(4,685,798)	(97,096,315)
Net unrealized capital gains	871,062,591	587,256,915	144,896,366
Balance, beginning of year	587,256,915	144,896,366	196,048,791
Change in net unrealized capital gains on bonds and and short-term investments	$ 283,805,676	$ 442,360,549	$ (51,152,425)

17

c. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks

	As of December 31,		
	2020	2019	2018
Gross unrealized capital gains	$ 1,596,079	$ 255,465	$ 1,220
Gross unrealized capital losses	(722,344)	(722,344)	(10,587,132)
Net unrealized capital losses	873,735	(466,879)	(10,585,912)
Balance, beginning of year	(466,879)	(10,585,912)	675,462
Change in net unrealized capital gains/losses on common and preferred stocks	$ 1,340,614	$ 10,119,033	$ (11,261,374)

d. Components of Net Realized Capital Losses

	For the years ended December 31,		
	2020	2019	2018
Bonds and short-term investments	$ 27,189,610	$ 18,951,747	$ 254,551,396
Common stocks - unaffiliated	416,065	635,615	784,151
Common stocks - affiliated	—	—	—
Preferred stocks - unaffiliated		—	(6,485,136)
Mortgage loans on real estate	(267,727)	—	8,893,521
Derivatives	(336,036,158)	(9,331,820)	(114,299,382)
Other invested assets	(15,076,014)	(1,199,430)	7,816,673
Net realized capital losses	(323,774,224)	9,056,112	151,261,223
Capital loss tax expense	8,227,481	4,097,605	70,177,864
Net realized capital losses, after tax	(332,001,705)	4,958,507	81,083,359
Less: Amounts transferred to IMR	23,547,563	17,318,892	196,740,460
Net realized capital losses, after tax	$ (355,549,268)	$ (12,360,385)	$ (115,657,101)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,		
	2020	2019	2018
Bonds and short-term investments			
Sale proceeds	$ 3,816,539,619	$ 2,663,531,389	$ 4,264,689,399
Gross realized capital gains on sales	39,643,954	29,294,580	279,198,476
Gross realized capital losses on sales	(9,885,348)	(8,277,399)	(22,391,012)
Unaffiliated common and preferred stock			
Sale proceeds	7,898,339	65,987,575	22,224,017
Gross realized capital gains on sales	123,844	2,583,992	1,349,154
Gross realized capital losses on sales	(111,635)	(1,948,376)	(565,003)

Additionally, for the years ended December 31, 2020, 2019 and 2018, there was $1,310,006, $4,133,978 and $1,467,972 of investment income generated on 17, 23 and 21 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

18

e. Investments - Derivative Instruments Overview The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department. Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value. Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer. Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash. Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash. Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date. Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts. The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income. 19

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2020 and 2019 are disclosed in the table presented below. During the years 2020 and 2019, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2020 and 2019, the average fair values for derivatives held for other investment and/or risk management activities were $11,923,396 and $3,163,467, respectively. The Company did not have any unrealized gains or losses during 2020 and 2019 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2020			As of December 31, 2019		
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges						
Foreign currency swaps	$ 24,232	$ (1,655)	$ (1,900)	$ 27,025	$ (154)	$ (405)
Replication transactions						
Interest rate swaps	200,000	24,910	—	200,000	(964)	—
Other investment and/or Risk Management activities						
GMWB hedging derivatives	—	—	—	4,876,660	62,686	62,686
Interest rate swaps and swaptions	69,188	(28)	(28)	—	—	—
Interest rate swaps - offsetting	371,110	(2,228)	(2,228)	371,110	(6,371)	(6,371)
Macro hedge program	15,256,123	(237,548)	(237,548)	13,873,416	(73,961)	(73,961)
Total	$ 15,920,653	$ (216,549)	$ (241,704)	$ 19,348,211	$ (18,764)	$ (18,051)

Cash Flow Hedges

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)		
By strategy	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Credit default swaps	$ 6,364	$ 38	$ —
Credit default swaps - offsetting	—	—	(95)
Foreign currency swaps and forwards	—	(15)	(5,292)
GMWB hedging derivatives	56,925	20,484	(56,795)
Equity index swaps, options, and futures	(3)	—	—
Interest rate swaps and swaptions	—	3,508	(5)
Macro hedge program	(396,152)	(34,377)	(49,614)
Total	$ (332,866)	$ (10,362)	$ (111,801)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

20

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits ("GMWB") hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

As of December 31, 2020, the Company did not hold any credit derivatives that assume credit risk.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2019:

(Amounts in thousands)					Underlying Referenced Credit Obligation(s)				
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Single name credit default swaps									
Investment grade risk exposure	$ 33,800	$ 339	$ 775	2 years	Corporate Credit/ Foreign Gov.	AA+	$ —	$ —	$ —
Basket credit default swaps [4]									
Investment grade risk exposure	50,000	277	898	1 year	Corporate Credit	AAA-	—	—	—
Total	$ 83,800	$ 616	$ 1,673				$ —	$ —	$ —

21

[1] The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used. [2] Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses. [3] The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap. [4] Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Credit Risk The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source. The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements. Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty. For the years ended December 31, 2020, 2019, and 2018, the Company had no losses on derivative instruments due to counterparty nonperformance. f. Concentration of Credit Risk The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2020 and 2019, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus. 22

g. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

Bonds, Cash Equivalents and Short-Term Investments As of December 31, 2020		Statement Value		Gross Unrealized Gains		Gross Unrealized Losses		Estimated Fair Value
U.S. government and government agencies and authorities								
Guaranteed and sponsored - excluding asset-backed	$	363,371,018	$	97,671,877	$	(5,513,737)	$	455,529,158
Guaranteed and sponsored - asset-backed		220,335,088		10,941,438		(835,171)		230,441,355
States, municipalities and political subdivisions		278,475,288		72,123,925		—		350,599,213
International governments		81,781,745		11,602,622		—		93,384,367
All other corporate - excluding asset-backed		2,613,809,343		653,452,810		(4,176,783)		3,263,085,370
All other corporate - asset-backed		988,235,052		36,158,618		(5,462,609)		1,018,931,061
Hybrid securities		25,079,899		5,113,182		—		30,193,081
Cash equivalents and short-term investments		266,053,791		10,576		(24,157)		266,040,210
Total bonds, cash equivalents and short-term investments	$	4,837,141,224	$	887,075,048	$	(16,012,457)	$	5,708,203,815

Common Stocks As of December 31, 2020		Cost		Gross Unrealized Gains		Gross Unrealized Losses		Estimated Fair Value
Common stocks - unaffiliated	$	7,787,445	$	1,160,967	$	(722,344)	$	8,226,068
Common stocks - affiliated		7,300,225		276,097		—		7,576,322
Total common stocks	$	15,087,670	$	1,437,064	$	(722,344)	$	15,802,390

Preferred Stocks As of December 31, 2020		Statement Value		Gross Unrealized Gains		Gross Unrealized Losses		Estimated Fair Value
Preferred stocks - unaffiliated	$	6,639,285	$	159,015	$	—	$	6,798,300
Total preferred stocks	$	6,639,285	$	159,015	$	—	$	6,798,300

Bonds and Short-Term Investments As of December 31, 2019		Statement Value		Gross Unrealized Gains		Gross Unrealized Losses		Estimated Fair Value
U.S. government and government agencies and authorities:								
Guaranteed and sponsored - excluding asset-backed	$	255,268,997	$	56,687,436	$	(3,152)	$	311,953,281
Guaranteed and sponsored - asset-backed		243,979,128		7,448,916		(377,430)		251,050,614
States, municipalities and political subdivisions		283,614,050		50,069,514		(17,631)		333,665,933
International governments		121,297,334		9,844,043		(10,050)		131,131,327
All other corporate - excluding asset-backed		2,721,763,447		440,023,514		(2,065,048)		3,159,721,913
All other corporate - asset-backed		906,485,109		23,998,693		(2,171,726)		928,312,076
Hybrid securities		16,751,250		3,846,775		—		20,598,025
Cash equivalents and short-term investments		294,962,108		23,822		(40,762)		294,945,168
Total bonds and short-term investments	$	4,844,121,423	$	591,942,713	$	(4,685,799)	$	5,431,378,337

Common Stocks As of December 31, 2019		Cost		Gross Unrealized Gains		Gross Unrealized Losses		Estimated Fair Value
Common stocks - unaffiliated	$	2,683,644	$	—	$	(722,344)	$	1,961,300
Common stocks - affiliated		7,300,225		247,814		—		7,548,039
Total common stocks	$	9,983,869	$	247,814	$	(722,344)	$	9,509,339

23

Preferred Stocks As of December 31, 2019		Statement Value	Gross Unrealized Gains	Gross Unrealized Losses		Estimated Fair Value
Preferred stocks - unaffiliated	$	2,272,049	$ 7,651	$ —	$	2,279,700
Total preferred stocks	$	2,272,049	$ 7,651	$ —	$	2,279,700

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2020 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, (are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

Maturity		Statement Value		Estimated Fair Value
Due in one year or less	$	529,384,254	$	533,402,978
Due after one year through five years		1,191,249,209		1,238,908,854
Due after five years through ten years		1,030,374,710		1,183,284,978
Due after ten years		2,086,133,051		2,748,334,288
Total	$	4,837,141,224	$	5,703,931,098

At December 31, 2020 and 2019, securities with a statement value of $4,144,462 and $4,144,366, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

h. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 4.77% and 3.00% for loans during 2020 and had a maximum and minimum lending rate of 5.72% and 3.20% during 2019. During 2020 and 2019, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2020 and 2019, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 71.5% and 69.7%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2020 and 2019, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2020 and 2019, there were $0 and immaterial amounts of impaired loans with $0 and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also $0 and immaterial, respectively.

i. Restructured Debt in which the Company is a Creditor

The Company had no recorded investments in restructered loans, as of December 31, 2020 and 2019, respectively.

j. Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $15,018,180, $1,923,072 and $6,485,136 for the years ended December 31, 2020, 2019 and 2018, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

k. Repurchase Agreements and Other Collateral Transactions

24

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value. Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2020, the fair value and amortized cost of the US. goverment securities transferred were $162,067,181 and 110,202,238 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $158,756,325 with a contractual maturity less than one year as of December 31, 2020. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $158,756,325 with a maturity date less than 360 as of December 31, 2020. As of December 31, 2019, the Company had no outstanding repurchase agreements. The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2020 and 2019, was $8,529,737 and $2,955,307, respectively, with a fair value of $8,508,412 and $2,952,351, respectively. Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy. The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2020 and 2019, securities pledged of $287,378,566 and $130,276,878, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $39,666,465 and $34,309,079, respectively, as of December 31, 2020 and 2019, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2020 and 2019, the Company accepted cash collateral associated with derivative instruments with a statement value of $93,719,979 and $170,792,087, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2020 and 2019 of $0 and $9,269,217, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2020 and 2019, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2020 and 2019, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus. 25

I. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2020 and 2019.

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2020 and 2019:

December 31, 2020	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ 111,452	$ 105,938	$ (5,514)	$ —	$ —	$ —	$ 111,452	$ 105,938	$ (5,514)
Guaranteed & sponsored - asset-backed	37,719	36,906	(813)	442	420	(22)	38,161	37,326	(835)
All other corporate - excluding asset-backed	54,299	50,412	(3,887)	2,314	2,024	(290)	56,613	52,436	(4,177)
All other corporate - asset-backed	150,376	145,745	(4,631)	99,044	98,213	(831)	249,420	243,958	(5,462)
Short-term investments	17,558	17,534	(24)	—	—	—	17,558	17,534	(24)
Total fixed maturities	371,404	356,535	(14,869)	101,800	100,657	(1,143)	473,204	457,192	(16,012)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Total stocks	—	—	—	722	—	(722)	722	—	(722)
Total securities	$ 371,404	$ 356,535	$ (14,869)	$ 102,522	$ 100,657	$ (1,865)	$ 473,926	$ 457,192	$ (16,734)

December 31, 2019	Less Than 12 Months			12 Months or More			Total		
(Amounts in thousands)	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
U.S. government and government agencies & authorities:									
Guaranteed & sponsored - excluding asset-backed	$ —	$ —	$ —	$ 3,189	$ 3,186	$ (3)	$ 3,189	$ 3,186	$ (3)
Guaranteed & sponsored - asset-backed	19,037	18,713	(324)	4,240	4,187	(53)	23,277	22,900	(377)
States, municipalities & political subdivisions	7,805	7,787	(18)	—	—	—	7,805	7,787	(18)
International governments	1,914	1,904	(10)	—	—	—	1,914	1,904	(10)
All other corporate - excluding asset-backed	46,654	46,298	(356)	24,761	23,052	(1,709)	71,415	69,350	(2,065)
All other corporate - asset-backed	115,474	114,787	(687)	140,534	139,049	(1,485)	256,008	253,836	(2,172)
Short-term investments	88,116	88,075	(41)	—	—	—	88,116	88,075	(41)
Total fixed maturities	279,000	277,564	(1,436)	172,724	169,474	(3,250)	451,724	447,038	(4,686)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Total stocks	—	—	—	722	—	(722)	722	—	(722)
Total securities	$ 279,000	$ 277,564	$ (1,436)	$ 173,446	$ 169,474	$ (3,972)	$ 452,446	$ 447,038	$ (5,408)

As of December 31, 2020, fixed maturities, comprised of 103 securities, accounted for approximately 96% of the Company's total unrealized loss amount. The securities were primarily related to US. government agency securities, commercial mortgage-back securities, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2020, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2020 was primarily attributable to widening credit spreads on higher yielding corporate securities and asset-backed securities.

Most of the securities depressed for twelve months or more primarily related to collateralized loan obligations and corporate securities concentrated in the energy sector. Collateralized loan obligations were primarily depressed because current market spreads are wider than spreads at the securities respective purchase dates. Corporate securities were depressed because of an

26

increase in interest rate and/or the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2020, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2020. As of December 31, 2019, fixed maturities, comprised of 145 securities, accounted for approximately 87% of the Company’s total unrealized loss amount. The securities were primarily related to collateralized debt obligations securities, corporate securities concentrated in the energy sector, and commercial mortgage-backed securities. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2019, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2019 was primarily attributable to tighter credit spreads. m. Loan-backed and Structured Securities OTTI For the years ended December 31, 2020, 2019 and 2018, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis. n. 5GI Securities A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments. The 5GI securities for the Company are immaterial for the years ended December 31, 2020 and 2019. 4. Fair Value Measurements Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets. The Company's investment manager for the Company's general account (a registered investment adviser under the Investment Advisers Act of 1940), with oversight by the Company's Investment Management Department and its Finance and Investment Committee ("FIC"), a committee co-chaired by the Chief Investment Officer and the Chief Risk Officer of the Company, estimates the fair value for financial assets held in the Company's general account and guaranteed separate accounts based on the framework established in the fair value accounting guidance. The Company reviews its investment manager's pricing policy on a periodic basis, with any changes to be approved by the FIC. The Company reserves the right to take exception to its investment manager's pricing of a particular asset and, with FIC's approval, to adjust the price received from its investment manager for that particular asset. The Company estimates the fair value for financial liabilities based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3) Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities. Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to 27 determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges. In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers. The following table presents assets and (liabilities) carried at fair value by hierarchy level: As of December 31, 2020 (Amounts in thousands) Quoted Prices in Active Markets for Identical Assets (Level 1) Significant Observable Inputs (Level 2) Significant Unobservable Inputs (Level 3) Net Asset Value (NAV) Total a. Assets accounted for at fair value All other corporate bonds – asset-backed $ — $ — $ 1 $ — $ 1 Common stocks - unaffiliated 6,665 — 1,561 — 8,226 Cash equivalents 156,240 — — — 156,240 Total bonds and stocks 162,905 — 1,562 — 164,467 Derivative assets Interest rate derivatives — 6,056 — — 6,056 Macro hedge program — 47,962 142,247 — 190,209 Total derivative assets — 54,018 142,247 — 196,265 Separate Account assets [1] 28,421,105 — — — 28,421,105 Total assets accounted for at fair value $ 28,584,010 $ 54,018 $ 143,809 $ — $ 28,781,837 b. Liabilities accounted for at fair value Derivative liabilities Foreign exchange derivatives $ — $ (1,900) $ — $ — (1,900) Interest rate derivatives — (8,312) — — (8,312) Macro hedge program — (38,732) (389,025) — (427,757) Total liabilities accounted for at fair value $ — $ (48,944) $ (389,025) $ — $ (437,969) [1] Excludes approximately $9.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements). 28

(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
	As of December 31, 2019				
a. Assets accounted for at fair value					
All other corporate bonds – asset-backed	$ —	$ —	$ 8	—	$ 8
Common stocks - unaffiliated	8,128	—	1,961	—	10,089
Cash equivalents	91,245	—	—	—	91,245
Total bonds and stocks	99,373	—	1,969	—	101,342
Derivative assets					
Interest rate derivatives	—	2,916	—	—	2,916
Foreign exchange derivatives	—	82	—	—	82
GMWB hedging instruments	—	54,452	23,268	—	77,720
Macro hedge program	—	—	80,986	—	80,986
Total derivative assets	—	57,450	104,254	—	161,704
Separate Account assets [1]	27,235,285	—	—	—	27,235,285
Total assets accounted for at fair value	$ 27,334,658	$ 57,450	$ 106,223	$ —	$ 27,498,331
b. Liabilities accounted for at fair value					
Derivative liabilities					
Foreign exchange derivatives	—	(487)	—	—	(487)
Interest rate derivatives	—	(9,287)	—	—	(9,287)
GMWB hedging instruments	—	(13,278)	(1,756)	—	(15,034)
Macro hedge program	—	—	(154,947)	—	(154,947)
Total liabilities accounted for at fair value	$ —	$ (23,052)	$ (156,703)	$ —	$ (179,755)

[1] Excludes approximately $8.5 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee of the Company's investment manager, which is a cross-functional group of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee of the Company's investment manager, a Securities Valuation Group and a Derivatives Valuation Group, which include various investment, operations, accounting, compliance and risk management professionals that meet on a regular basis, to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

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In addition, the Finance and Investment Committee of the Company, co-chaired by its Chief Investment Officer and Chief Financial Officer, is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The Finance and Investment Committee meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals. Bonds and Stocks The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment manager using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit. Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. The Company's investment manager utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment manager develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price. The Company's investment manager performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment manager ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment manager determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment manager. The Company's investment manager conducts other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also, on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment manager feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades. The Company's investment manager has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services 30 are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data. Derivative Instruments Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company's investment manager compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities. Valuation Inputs for Investments For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion: Level 2 The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks. Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable. State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements. 31

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Equity derivatives - Primary inputs include equity index levels.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2020 and December 31, 2019, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)			December 31, 2020			
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program						
Equity options [2]	246,778	Option model	Equity volatility	—%	53%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)			December 31, 2019			
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments						
Equity options	$ 78	Option model	Equity volatility	37%	39%	Increase
Customized swaps	21,434	Discounted cash flows	Equity volatility	11%	23%	Increase
Macro hedge program						
Equity options [2]	(74,333)	Option model	Equity volatility	11%	35%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

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[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2020 and 2019, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2020 and 2019:

				Total Realized/ Unrealized Gains (Losses) Included in:					
(Amounts in thousands)	Fair Value as of Jan.1, 2020	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Net Income [1]	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2020
Assets									
All other corporate bonds – asset-backed	$ 8	$ —	$ —	$ —	$ 19	$ —	$ —	$ (26)	$ 1
Common stocks - unaffiliated	1,961	—	—	—	—	7	(407)	—	1,561
Total bonds and stocks	1,969	—	—	—	19	7	(407)	(26)	1,562
Derivatives									
GMWB hedging instruments	21,512	—	—	—	(21,512)	—	—	—	—
Total derivatives [3]	21,512	—	—	—	(21,512)	—	—	—	—
Total assets	$ 23,481	$ —	$ —	$ —	$ (21,493)	$ 7	$ (407)	$ (26)	$ 1,562
Liabilities									
Derivatives									
Macro hedge program	$ (73,961)	$ —	$ —	$ (191,158)	$ 251,472	$ (69,653)	$ —	$ (163,478)	$ (246,778)
Total derivatives (3)	(73,961)	—	—	(191,158)	251,472	(69,653)	—	(163,478)	(246,778)
Total liabilities	$ (73,961)	$ —	$ —	$ (191,158)	$ 251,472	$ (69,653)	$ —	$ (163,478)	$ (246,778)

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/ Unrealized Gains (Losses) Included in:					
(Amounts in thousands)	Fair Value as of Jan. 1, 2019	Transfers into Level 3 [2]	Transfers out of Level 3 [2]	Net Income [1]	Surplus	Purchases/ Increases	Sales/ Decreases	Settlements	Fair Value as of Dec. 31, 2019
Assets									
All other corporate bonds – asset-backed	$ 44	$ —	$ —	$ —	$ 3	$ —	$ —	$ (39)	$ 8
Common stocks - unaffiliated	3,409	—	—	—	—	—	(1,448)	—	1,961
Total bonds and stocks	3,453	—	—	—	3	—	(1,448)	(39)	1,969
Derivatives									
GMWB hedging instruments	21,489	—	—	—	23	—	—	—	21,512
Macro hedge program	199,257	—	—	(1,472)	(273,518)	1,852	—	(80)	(73,961)
Total derivatives [3]	220,746	—	—	(1,472)	(273,495)	1,852	—	(80)	(52,449)
Total assets	$ 224,199	$ —	$ —	$ (1,472)	$ (273,492)	$ 1,852	$ (1,448)	$ (119)	$ (50,480)

[1] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

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[2] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2020						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 5,442,164	$ 4,571,087		$ 5,220,741	$ 221,423	$ —	$ —
Preferred stocks - unaffiliated	6,798	6,639	—	6,798	—	—	—
Common stocks - unaffiliated	8,226	8,226	6,665	—	1,561	—	—
Mortgage loans	815,453	766,623	—	—	815,453	—	—
Cash, cash equivalents and short-term investments - unaffiliated	289,838	289,851	259,308	22,022	8,508	—	—
Derivative related assets	220,861	196,265	—	78,614	142,247	—	—
Contract loans	95,042	95,042	—	—	95,042	—	—
Surplus debentures	49,059	36,401	—	41,566	7,493	—	—
Low-income housing tax credits	150	150	—	—	150	—	—
Separate Account assets [1]	28,421,105	28,421,105	28,421,105	—	—	—	—
Total assets	$ 35,348,696	$ 34,391,389	$ 28,687,078	$ 5,369,741	$ 1,291,877	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (199,265)	$ (199,265)	$ —	$ —	$ (199,265)	$ —	$ —
Derivative related liabilities	(437,410)	$ (437,969)	—	(48,385)	(389,025)	—	—
Separate Account liabilities	(28,421,105)	(28,421,105)	(28,421,105)	—	—	—	—
Total liabilities	$ (29,057,780)	$ (29,058,339)	$ (28,421,105)	$ (48,385)	$ (588,290)	$ —	$ —

[1] Excludes approximately $9.2 million, at December 31, 2020, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

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(Amounts in thousands)	December 31, 2019						
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets							
Bonds - unaffiliated	$ 5,130,735	$ 4,549,159	$ —	$ 4,977,498	$ 153,237	$ —	$ —
Preferred stocks - unaffiliated	2,280	2,272	—	2,280	—	—	—
Common stocks - unaffiliated	10,445	10,445	—	—	10,445	—	—
Mortgage loans	876,744	843,321	—	—	876,744	—	—
Cash, cash equivalents and short-term investments - unaffiliated	409,603	409,620	208,839	197,812	2,952	—	—
Derivative related assets	164,205	161,704	—	59,951	104,254	—	—
Contract loans	99,926	99,926	—	—	99,926	—	—
Surplus debentures	47,623	36,481	—	41,144	6,479	—	—
Low-income housing tax credits	285	285	—	—	285	—	—
Separate Account assets [1]	27,235,285	27,235,285	27,235,285	—	—	—	—
Total assets	$ 33,977,131	$ 33,348,498	$ 27,444,124	$ 5,278,685	$ 1,254,322	$ —	$ —
Liabilities							
Liability for deposit-type contracts	$ (204,233)	$ (216,142)	$ —	$ —	$ (204,233)	$ —	$ —
Derivative related liabilities	(182,969)	(179,755)	—	(26,266)	(156,703)	—	—
Separate Account liabilities	(27,235,285)	(27,235,285)	(27,235,285)	—	—	—	—
Total liabilities	$ (27,622,487)	$ (27,631,182)	$ (27,235,285)	$ (26,266)	$ (360,936)	$ —	$ —

[1] Excludes approximately $8.5 million, at December 31, 2019, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2020 and 2019 the Company had no investments where it was not practicable to estimate fair value.

5. Income Taxes

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1

		2020		
		Ordinary	Capital	Total
(a)	Gross DTA	$ 160,161,099	$ 9,082,789	$ 169,243,888
(b)	Statutory valuation allowance adjustments			—
(c)	Adjusted gross DTA	160,161,099	9,082,789	169,243,888
(d)	Deferred tax assets nonadmitted	23,214,741	152,217	23,366,958
(e)	Subtotal net admitted deferred tax assets	136,946,358	8,930,572	145,876,930
(f)	Deferred tax liabilities	30,360,608	35,980,322	66,340,930
(g)	Net admitted deferred tax asset/(net deferred tax liability)	$ 106,585,750	$ (27,049,750)	$ 79,536,000

35

2

	2020		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	70,605,428	8,930,572	79,536,000
(1) DTAs expected to be realized after the balance sheet date	70,605,428	8,930,572	79,536,000
(2) DTAs allowed per limitation threshold	XXX	XXX	81,323,076
(c) DTAs offset against DTLs	66,340,930	—	66,340,930
(d) DTAs admitted as a result of application of SSAP No. 101	$ 136,946,358	$ 8,930,572	$ 145,876,930

3

(a) Ratio % used to determine recovery period and threshold limitation	578%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	542,153,840

4

	2020	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 160,161,099	$ 9,082,789
(2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	19 %	0 %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 136,946,358	$ 8,930,572
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	25 %	100 %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	2019		
	Ordinary	Capital	Total
(a) Gross DTA	$ 207,778,489	$ 8,179,224	$ 215,957,713
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	207,778,489	8,179,224	215,957,713
(d) Deferred tax assets nonadmitted	53,378,986	—	53,378,986
(e) Subtotal net admitted deferred tax assets	154,399,503	8,179,224	162,578,727
(f) Deferred tax liabilities	8,316,939	26,529,049	34,845,988
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ 146,082,564	$ (18,349,825)	$ 127,732,739

2

	2019		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	119,553,515	8,179,224	127,732,739
(1) DTAs expected to be realized after the balance sheet date	128,611,519	8,179,224	136,790,743
(2) DTAs allowed per limitation threshold	XXX	XXX	151,307,353
(c) DTAs offset against DTLs	34,845,988	—	34,845,988
(d) DTAs admitted as a result of application of SSAP No. 101	$ 154,399,503	$ 8,179,224	$ 162,578,727

3

(a) Ratio % used to determine recovery period and threshold limitation	990%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	851,551,595

36

4

	2019	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ 207,778,489	$ 8,179,224
(2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	16 %	24 %
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ 154,399,503	$ 8,179,224
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	17 %	100 %
(b) Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1

	Change During 2020		
	Ordinary	Capital	Total
(a) Gross DTA	$ (47,617,390)	$ 903,565	$ (46,713,825)
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross DTA	(47,617,390)	903,565	(46,713,825)
(d) Deferred tax assets nonadmitted	(30,164,245)	152,217	(30,012,028)
(e) Subtotal net admitted deferred tax assets	(17,453,145)	751,348	(16,701,797)
(f) Deferred tax liabilities	22,043,669	9,451,273	31,494,942
(g) Net admitted deferred tax asset/(net deferred tax liability)	$ (39,496,814)	$ (8,699,925)	$ (48,196,739)

2

	Change During 2020		
	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101 :			
(a) Federal income taxes paid in prior years recoverable by carrybacks	$ —	$ —	$ —
(b) Adjusted gross DTA expected to be realized	(48,948,087)	751,348	(48,196,739)
(1) DTAs expected to be realized after the balance sheet date	(58,006,091)	751,348	(57,254,743)
(2) DTAs allowed per limitation threshold	XXX	XXX	—
(c) DTAs offset against DTLs	31,494,942	—	31,494,942
(d) DTAs admitted as a result of application of SSAP No. 101	$ (17,453,145)	$ 751,348	$ (16,701,797)

3

(a) Ratio % used to determine recovery period and threshold limitation	(41,155)%
(b) Adjusted capital and surplus used to determine 2(b) thresholds	(309,397,755)

4

	Change During 2020	
	Ordinary	Capital
Impact of Tax Planning Strategies:		
(a) Determination of adjusted gross DTA and net admitted DTA, by tax character as a %.		
(1) Adjusted gross DTAs amount from Note 5A1c	$ (47,617,390)	$ 903,565
(2) % of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	3 %	(24)%
(3) Net admitted adj. gross DTAs amount from Note 5A1e	$ (17,453,145)	$ 751,348
(4) % of net admitted adjusted gross DTAs by tax character admitted because of the impact of planning strategies	8 %	0 %

B. DTLs are not recognized for the following amounts:

Not Applicable.

C. Significant Components of Income Taxes Incurred

37

1. The components of current income tax (benefit)/expense are as follows:

	2020	2019	Change
(a) Federal	$ (65,215,649)	$ (27,159,346)	$ (38,056,303)
(b) Foreign	—	—	—
(c) Subtotal	(65,215,649)	(27,159,346)	(38,056,303)
(d) Federal income tax on net capital gains	8,227,481	4,097,605	4,129,876
(e) Utilization of capital loss carryforwards	—	—	—
(f) Other	—	—	—
(g) Federal and foreign income taxes incurred	$ (56,988,168)	$ (23,061,741)	$ (33,926,427)

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

	2020	2019	Change
DTA: Ordinary			
Policyholder reserves	$ 44,070,724	$ 47,790,680	$ (3,719,956)
Deferred acquisition costs	64,070,309	51,599,427	12,470,882
Compensation and benefits	2,067,883	1,860,241	207,642
Investments	8,237,019	3,227,758	5,009,261
Net operating loss carryforward	25,474,445	91,720,657	(66,246,212)
Tax credit carryforward	10,245,603	5,641,743	4,603,860
Other	5,995,116	5,937,983	57,133
Subtotal: DTA Ordinary	160,161,099	207,778,489	(47,617,390)
Ordinary statutory valuation allowance	—	—	—
Total adjusted gross ordinary DTA	160,161,099	207,778,489	(47,617,390)
Nonadmitted ordinary DTA	23,214,741	53,378,986	(30,164,245)
Admitted ordinary DTA	136,946,358	154,399,503	(17,453,145)
DTA: Capital			
Investments	9,082,789	8,179,224	903,565
Subtotal: DTA Capital	9,082,789	8,179,224	903,565
Capital statutory valuation allowance		—	—
Total adjusted gross capital DTA	9,082,789	8,179,224	903,565
Nonadmitted capital DTA	152,217	—	152,217
Admitted capital DTA	8,930,572	8,179,224	751,348
Total Admitted DTA	$ 145,876,930	$ 162,578,727	$ (16,701,797)
DTL: Ordinary			
Investments	$ 24,815,982	$ —	$ 24,815,982
Deferred and uncollected premium	—	—	—
Policyholder reserves	5,544,626	8,316,939	(2,772,313)
Other	—	—	—
Gross DTL ordinary	30,360,608	8,316,939	22,043,669
DTL: Capital			
Investments	35,980,322	26,529,049	9,451,273
Other	—	—	—
Gross DTL capital	35,980,322	26,529,049	9,451,273
Total DTL	66,340,930	34,845,988	31,494,942
Net adjusted DTA/(DTL)	$ 79,536,000	$ 127,732,739	$ (48,196,739)
Adjust for the change in deferred tax on unrealized gains/losses			8,995,158
Adjust for the change in nonadmitted deferred tax			(30,012,028)
Adjusted change in net deferred Income Tax			$ (69,213,609)

38

D. Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

	2020 Tax effect	% of Pre-tax income $ (9,893,389)	2019 Tax effect	% of Pre-tax income $ 373,147,559	2018 Tax effect	% of Pre-tax income $ 102,581,087
Statutory tax	$ (2,077,612)	21.00 %	$ 78,360,987	21.00 %	$ 21,542,028	21.00 %
Tax preferred investments	(11,683,415)	118.09 %	(15,155,890)	(4.06)%	(97,684,555)	(95.23)%
Interest maintenance reserve	3,088,775	(31.22)%	2,636,910	0.71 %	11,294,233	11.01 %
Amortization of inception gain	(4,974,717)	50.28 %	(4,974,717)	(1.33)%	(4,974,717)	(4.85)%
VA Hedge Reclass	6,485,579	(65.55)%	(69,620,431)	(18.66)%	36,663,594	35.74 %
Additional actuarial reserve	—	— %	11,948,337	3.20 %	—	— %
Prior period adjustments	24,756,222	(250.23)%	4,362,507	1.17 %	46,412,127	45.24 %
Tax Reform	—	— %	—	— %	(664,934)	(0.65)%
Change in deferred tax on non-admitted assets	(76,362)	0.77 %	655,045	0.18 %	(1,463,302)	(1.43)%
Intercompany settlement of DTA	—	— %	—	— %	267,104,472	260.38 %
Foreign related investments	(3,476,000)	35.13 %	(3,160,000)	(0.85)%	—	— %
All other	182,971	(1.85)%	84,922	2.00 %	(7,014,807)	(6.82)%
Total statutory income tax	12,225,441	(123.58)%	5,137,670	1.38 %	271,214,139	264.39 %
Federal and foreign income taxes incurred	(56,988,168)	576.02 %	(23,061,741)	(6.18)%	37,534,914	36.59 %
Change in net deferred income taxes	69,213,609	(699.60)%	28,199,411	7.56 %	233,679,225	227.80 %
Total statutory income tax	$ 12,225,441	(123.58)%	$ 5,137,670	1.38 %	$ 271,214,139	264.39 %

E. Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2020, the Company had $121,306,880 of net operating loss carryforwards which expire between 2028 and 2030, and $10,245,603 of foreign tax credit carryovers which expire between 2028 and 2030.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2020	—
2019	—
2018	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2020.

F. Consolidated Federal Income Tax Return

1. The Company's federal income tax return is consolidated within TL's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
American Maturity Life Insurance Company

2. Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

39

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $62,741,182 and $18,544,854 respectively, as of December 31, 2020 and $55,758,749 and $8,346,847 respectively, as of December 31, 2019.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2020		Direct		Assumed		Ceded		Net
Aggregate reserves for future benefits	$	18,554,505,102	$	881,152,754	$	(14,570,720,964)	$	4,864,936,892
Liability for deposit-type contracts		1,001,789,492		211,245		(802,735,820)		199,264,917
Policy and contract claim liabilities		238,345,043		25,774,263		(235,999,674)		28,119,632
Premium and annuity considerations		880,100,276		83,906,116		(828,502,897)		135,503,495
Death, annuity, disability and other benefits		1,475,763,618		116,452,362		(1,280,400,605)		311,815,375
Surrenders and other fund withdrawals		2,805,063,678		174,708,943		(424,779,670)		2,554,992,951

2019		Direct		Assumed		Ceded		Net
Aggregate reserves for future benefits	$	18,147,479,094	$	911,775,436	$	(14,086,416,027)	$	4,972,838,503
Liability for deposit-type contracts		1,100,972,887		1,581,507		(886,412,156)		216,142,238
Policy and contract claim liabilities		212,998,764		21,177,790		(210,465,997)		23,710,557
Premium and annuity considerations		929,895,496		86,020,928		(895,909,672)		120,006,752
Death, annuity, disability and other benefits		1,439,811,752		124,279,834		(1,275,376,109)		288,715,477
Surrenders and other fund withdrawals		3,387,486,154		182,415,714		(472,619,284)		3,097,282,584

2018		Direct		Assumed		Ceded		Net
Aggregate reserves for future benefits	$	18,158,158,608	$	945,895,582	$	(13,870,725,332)	$	5,233,328,858
Liability for deposit-type contracts		1,204,076,689		247,955,369		(976,688,549)		475,343,509
Policy and contract claim liabilities		152,006,971		25,022,229		(149,662,542)		27,366,658
Premium and annuity considerations		1,026,148,635		90,521,601		(2,735,139,940)		(1,618,469,704)
Death, annuity, disability and other benefits		1,263,080,747		107,257,969		(1,027,017,105)		343,321,611
Surrenders and other fund withdrawals		3,898,586,530		175,281,904		(526,234,814)		3,547,633,620

a. External reinsurance

Immediately following the close of the Talcott Resolution sale transaction (see Note 1), the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. Pursuant to the reinsurance agreements, the Company ceded, on an 85% quota share basis, the Company's variable and fixed payout annuity contracts and period certain structured settlement contracts. Additionally, standard lives structured settlement contracts were ceded on a 75% quota share basis. The net impact of this reinsurance transaction on the Company's results of operations and financial condition included the transfer of reserves, deposit liabilities and IMR totaling approximately $2.5 billion, offset by cash and invested assets totaling $2.7 billion at market value. The Company realized gains of $258 million and received a ceding commission of $141 million, before tax. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2020 and 2019, respectively.

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on our financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2020, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. The concentrations, which are actively

40

monitored, are as follows: reserve credits totaling $13.3 billion for Prudential Financial Inc. ("Prudential") offset by $12.1 billion of market value of assets held in trust, for a net exposure of $1.2 billion. In addition, reserve credits totaling $2.0 billion for Commonwealth Annuity and Life Insurance Company are offset by $2.5 billion of market value of assets held in trust, for no net exposure. As of December 31, 2019, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $12.7 billion for Prudential offset by $10.8 billion of market value of assets held in trust, for a net exposure of $1.9 billion. In addition, reserve credits totaling $2.2 billion for Commonwealth Annuity and Life Insurance Company offset by $2.6 billion of market value of assets held in trust, for no net exposure. The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $43,673,148 in 2020, an increase of $12,370,401 from the 2019 balance of $31,302,747. The total amount of reinsurance credits taken for this agreement was $55,282,466 in 2020, an increase of $15,658,736 from the 2019 balance of $39,623,730. On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. As part of this transaction a reinsurance gain of approximately $600 million, before tax, was deferred and will be amortized over 20 years as earnings are estimated to emerge from the business reinsured. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and decreases of gain on inforce reinsurance on the Statements of Changes in Capital and Surplus, totaled $19.0 million for 2020, 2019 and 2018, respectively. b. Reinsurance Assumed from Affiliates TL and TLA received approval from the State of Connecticut Department of Insurance in January 2018, to enter into an assumption reinsurance agreement effective February 1, 2018. Pursuant to this agreement, TL transferred approximately $4.6 billion of reserves and $0.1 billion of associated IMR liability along with cash and invested assets with a book value totaling $4.7 billion, equal to the liabilities, to TLA. This assumption reinsurance transaction was considered a non- economic transaction and TLA and TL received no material impacts to surplus as a result of this transaction. Assumption reinsurance is reported as direct reserves in the table above. 7. Related Party Transactions Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The Company reported $0 and $176 as receivables from parent, subsidiaries and affiliates as of December 31, 2020 and 2019, respectively. The Company reported $10,779,853 and $131,359,329 as payable to parents, subsidiaries and affiliates as of December 31, 2020 and 2019, respectively. Amounts are settled in accordance with terms of the agreements. Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2020 and 2019. As part of the Talcott Resolution sale transaction (see Note 1), the Company funded a pre-closing return of capital to TL totaling $309.5 million. This return of capital included amounts that HHI paid to the Company and its affiliated for certain assets that were transferred to HHI related to the reallocation of alternative minimum tax credits and other tax settlements. In 41 addition, as part of the agreement, HHI reimbursed the Company for leakage as defined in the agreement be contributing capital totaling $37.6 million to the Company before closing.

On September 18, 2020, TLA paid a dividend of $400,000,000 to TL, the Company's parent.

On September 16, 2019, Talcott Resolution received permission from the Department to pay an extraordinary dividend (as a return of capital) of $250,000,000 from TLA to TL. TLA paid the dividend on September 17, 2019.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

As of June 1, 2018, Talcott Resolution Life Insurance Company adopted a investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2020 and 2019 were immaterial.

The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2020 and 2019.

9. Debt

The Company is a member of the Federal Home Loan Bank of Boston ("FHLB"). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common and preferred stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2020 and 2019, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2020 and 2019, the Company's pledge limits were $155 million and $245 million. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

FHLB Capital Stock - Aggregate Totals

As of December 31, 2020

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$ —	—	—
b.	Membership Stock - Class B	1,560,700	1,560,700	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,560,700	1,560,700	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$ 155,000,000	155,000,000	—

42

As of December 31, 2019

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$ —	—	—
b.	Membership Stock - Class B	1,961,300	1,961,300	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,961,300	1,961,300	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$ 245,000,000	245,000,000	—

Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2020

Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	Eligible for Redemption			
				3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$ —	$ —	$ —	$ —	$ —	$ —
2	Class B	1,560,700	1,418,720	—	141,980	—	—

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. Dividends paid totaled $400 million and $250 million (as a return of capital) in 2020 and 2019, respectively. For additional information, see Note 7. No dividends were paid in 2018. With respect to dividends to its parent, TL, the Company's dividend limitation under the holding company laws of Connecticut is $334,109,047 in 2021.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

	2020	2019
Unrealized capital losses, gross of tax	$ (224,889,772)	$ (298,629,852)
Asset valuation reserve	(134,693,701)	(128,507,852)
Nonadmitted asset values	(40,454,760)	(70,109,152)
Separate Account expense allowance	33,780,546	43,935,527

11. Separate Accounts

The Company maintained Separate Account assets totaling $28,430,266,880 and $27,243,815,730 as of December 31, 2020 and 2019, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

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The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2020 and 2019, the Company's Separate Account statement included legally insulated assets of $28,430,266,880 and $27,243,815,730, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $515,178,848, $533,685,441 and $575,989,832 for the years ended December 31, 2020, 2019 and 2018, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2020 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the year ended December 31, 2020	$ —	$ —	$ —	$ 285,780,328	$ 285,780,328
Reserves at year-end:					
For accounts with assets at:					
Fair value	$ —	$ —	$ —	$28,369,933,867	$ 28,369,933,867
Amortized cost	—	—	—	—	—
Total reserves	$ —	$ —	$ —	$ 28,369,933,867	$ 28,369,933,867
By withdrawal characteristics:					
Subject to discretionary withdrawal	$ —	$ —	$ —	$ —	$ —
With market value adjustment	—	—	—	—	—
At book value without market value adjustment and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	28,048,820,141	28,048,820,141
At book value without market value adjustment and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	28,048,820,141	28,048,820,141
Not subject to discretionary withdrawal	—	—	—	321,113,726	321,113,726
Total	$ —	$ —	$ —	$ 28,369,933,867	$ 28,369,933,867

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2020	December 31, 2019	December 31, 2018
Transfer to Separate Accounts	285,780,328	$ 293,283,966	$ 320,805,640
Transfer from Separate Accounts	2,882,960,715	3,388,130,028	3,836,797,059
Net Transfer from Separate Accounts	(2,597,180,387)	(3,094,846,062)	(3,515,991,419)
Internal exchanges and other Separate Account activity	(7,948,104)	(8,041,963)	(11,772,160)
Transfer from Separate Accounts on the Statements of Operations	$ (2,605,128,491)	$ (3,102,888,025)	$ (3,527,763,579)

12. Commitments and Contingent Liabilities

a. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

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b. Guaranty Funds In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2020, 2019, and 2018. The Company had immaterial guaranty fund receivables as of December 31, 2020 and 2019, respectively. c. Contingent Commitments As of December 31, 2020 and 2019, the Company has outstanding commitments totaling $283,651,910 and $227,227,134, respectively, of which $232,421,082 and $179,967,557, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2020 and 2019, $47,560,178 and $29,402,077, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $3,670,650 and $17,857,500 are related to various funding obligations associated with private placement securities, as of December 31, 2020 and 2019, respectively. Detail of Other Contingent Commitments 1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement 2 Liability Recognition of Guarantee 3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required 4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make 5 Current Status of Payment or Performance Risk of Guarantee Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2020 and December 31, 2019, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations.. $ — Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other Unlimited (1) The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered. (1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement. d. Leases Transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $1,088,395, $1,020,253 and $1,196,952 in 2020. 2019 and 2018, respectively. Future minimum rental commitments are immaterial. The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut. e. Tax Matters 45

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2016, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years. The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company recorded benefits of $11,683,415, $14,693,111, and $25,866,633 related to the Separate Account DRD for the years ended December 31, 2020, 2019, and 2018, respectively. 13. Subsequent Events On January 18, 2021, the Company's indirect owners, Hopmeadow Holdings GP LLC, and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. As part of the transaction, the Company will have new indirect owners. The Company has evaluated events subsequent to December 31, 2020, through April 8, 2021, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company. 46